UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21579

Nuveen Floating Rate Income Opportunity Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices)  (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 917-7700

Date of fiscal year end:   July 31

Date of reporting period:   January 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

January 31, 2023

Nuveen

Closed-End Funds

This semi-annual report contains the Funds’ unaudited financial statements.

NSL	Nuveen Senior Income Fund
JFR	Nuveen Floating Rate Income Fund
JRO	Nuveen Floating Rate Income Opportunity Fund
JSD	Nuveen Short Duration Credit Opportunities Fund
JQC	Nuveen Credit Strategies Income Fund

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NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Chair’s Letter to Shareholders

Dear Shareholders,

The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks over the past year to contain inflation have begun to take effect. From March 2022 to February 2023, the Fed raised the target fed funds rate by 4.50% to a range of 4.50% to 4.75%, marking the fastest interest rate hiking cycle in its history. Across most of the world, inflation rates have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.

At the same time, the U.S. and other large economies have remained surprisingly resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S. gross domestic product grew 2.1% in the year overall compared to 2021. More recent data have shown a relatively strong jobs market, rebounding consumer sentiment and spending, and a pick-up in manufacturing. Markets are concerned that these conditions could keep upward pressure on inflation, which could prompt central banks to continue raising interest rates at the risk of slowing economies too much.

Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting policy based upon these factors, and additional rate hikes are expected until the Fed sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. Recently, following the collapses of Silicon Valley Bank and two cryptocurrency-exposed banks, investors sought to assess contagion risks across the banking sector as well as the impact to the Fed’s pace of rate hikes going forward, which contributed to volatility in the markets. We encourage investors to keep a long-term perspective amid the short-term noise. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.

On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Terence J. Toth

Chair of the Board

March 22, 2023

Important Notices

For Shareholders of

Nuveen Senior Income Fund (NSL)

Nuveen Floating Rate Income Fund (JFR)

Nuveen Floating Rate Income Opportunity Fund (JRO)

Nuveen Short Duration Credit Opportunities Fund (JSD)

Nuveen Credit Strategies Income Fund (JQC)

Portfolio Manager Commentaries in Semi-annual Shareholder Reports

The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s July 31, 2022 annual shareholder report.

For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.

For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.

For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Fund Mergers

During January 2023, the mergers of NSL, JRO and JSD into JFR was approved by each Fund’s Board of Trustees. Each merger is pending shareholder approval by NSL, JRO and JSD, respectively. JFR shareholders are being asked to approve the issuance of additional common shares in connection with the mergers. The closing of each merger is contingent upon obtaining shareholder approvals and satisfying other closing conditions. The closing of each merger is not contingent on the closing of any other merger.

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through bank borrowings, Taxable Fund Preferred Shares (TFP) and reverse repurchase agreements for JQC. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio securities that it has bought with the proceeds of that leverage.

However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.

In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when shortterm interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.

NSL, JFR and JRO’s use of leverage contributed to relative performance during this reporting period. JSD and JQC’s use of leverage had a negligible impact on relative performance during this reporting period. In addition, each Fund’s use of leverage was accretive to overall common share income.

As of January 31, 2023, the Funds’ percentages of leverage are as shown in the accompanying table.

	NSL	JFR	JRO	JSD	JQC
Effective Leverage*	38.21%	38.61%	38.47%	38.59%	38.25%
Regulatory Leverage*	38.21%	38.61%	38.47%	38.59%	38.25%
*

Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of reverse repurchase agreements, certain derivatives and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUNDS’ LEVERAGE

Bank Borrowings

As noted previously, the Funds employ leverage through the use of bank borrowings. The Funds’ bank borrowing activities are as shown in the accompanying table.

	Current Reporting Period					Subsequent to the Close of the Reporting Period
Fund	Outstanding Balance as of August 1, 2022	Draws	Paydowns	Outstanding Balance as of January 31, 2023	Average Balance Outstanding	Draws	Paydowns	Outstanding Balance as of March 22, 2023
NSL	$92,800,000	$2,200,000	$(5,200,000)	$89,800,000	$91,048,913	$—	$—	$89,800,000
JFR	$233,400,000	$10,200,000	$(10,300,000)	$233,300,000	$230,445,652	$—	$—	$233,300,000
JRO	$162,100,000	$5,300,000	$(8,900,000)	$158,500,000	$158,873,370	$—	$—	$158,500,000
JSD	$18,000,000	$4,500,000	$(5,400,000)	$17,100,000	$17,407,065	$—	$—	$17,100,000
JQC	$246,000,000	$8,300,000	$(37,000,000)	$217,300,000	$236,064,674	$—	$—	$217,300,000

Refer to Notes to Financial Statements, Note 9 – Borrowing Arrangements and Reverse Repurchase Agreements for further details.

Reverse Repurchase Agreements

As noted previously, in addition to bank borrowings, JQC also used reverse repurchase agreements, in which the Fund sells to a counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. The Fund’s transactions in reverse repurchase agreements are as shown in the accompanying table.

Current Reporting Period					Subsequent to the Close of the Reporting Period
Outstanding Balance as of August 1, 2022	Sales	Purchases	Outstanding Balance as of January 31, 2023	Average Balance Outstanding	Sales	Purchases	Outstanding Balance as of March 22, 2023
$142,000,000	$ —	$ —	$142,000,000	$142,000,000	$ —	$ —	$142,000,000

Refer to Notes to Financial Statements, Note 9 – Borrowing Arrangements and Reverse Repurchase Agreements for further details.

Fund Leverage (continued)

Taxable Fund Preferred Shares

As noted previously, in addition to bank borrowings, the Funds also issued TFP. The Funds’ transactions in TFP are as shown in the accompanying table.

	Current Reporting Period					Subsequent to the Close of the Reporting Period
Fund	Outstanding Balance as of August 1, 2022	Issuance	Redemptions	Outstanding Balance as of January 31, 2023	Average Balance Outstanding	Issuance	Redemptions	Outstanding Balance as of March 22, 2023
NSL	$40,000,000	$—	$—	$40,000,000	$40,000,000	$—	$—	$40,000,000
JFR	$100,000,000	$—	$—	$100,000,000	$100,000,000	$—	$—	$100,000,000
JRO	$75,000,000	$—	$—	$75,000,000	$75,000,000	$—	$—	$75,000,000
JSD	$70,000,000	$—	$—	$70,000,000	$70,000,000	$—	$—	$70,000,000
JQC	$140,000,000	$—	$—	$140,000,000	$140,000,000	$—	$—	$140,000,000

Refer to Notes to Financial Statements, Note 5 – Fund Shares for further details on TFP.

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION

The following information regarding the Funds’ distributions is current as of January 31, 2023 and will likely vary over time based on each Fund’s investment activities and portfolio investment value changes.

The Funds have adopted a level distribution program. The goal of the Funds’ level distribution program is intended to provide shareholders with stable, but not guaranteed, cash flow, independent of the amount or timing of income earned or capital gains realized by the Funds. The Funds intend to distribute all or substantially all of their net investment income through their regular monthly distribution and to distribute realized capital gains at least annually. In any monthly period, in order to maintain its level distribution amount, each Fund may pay out more or less than its net investment income during the period. As a result, regular distributions throughout the year are expected to include net investment income, realized gains and return of capital. You should not draw any conclusions about the Funds’ investment performance from the amount of the distribution or from the terms of the level distribution program. A return of capital is a non-taxable distribution of a portion of a Fund’s capital. A return of capital distribution does not necessarily reflect a Fund’s investment performance and should not be confused with “yield” or “income.”

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV, which will be sent to shareholders shortly after calendar year-end. Because distribution source estimates are updated throughout the current fiscal year based on a Fund’s performance, those estimates may differ from both the tax information reported to you in your Fund’s 1099 statement, as well as the ultimate economic sources of distributions over the life of your investment. The figures in the table below provide the sources of distributions and may include amounts attributed to realized gains and/or returns of capital. More details about each Fund’s distributions are available on www.nuveen.com/en-us/closed-end-funds.

Data as of January 31, 2023

	Current Month Estimated Percentage of Distributions			Fiscal YTD Estimated Per Share Amounts
Fund	Net Investment Income	Realized Gains	Return of Capital	Total Distributions	Net Investment Income	Realized Gains	Return of Capital
NSL	96.12%	0.00%	3.88%	$0.2460	$0.2365	$0.0000	$0.0095
JFR	97.17%	0.00%	2.83%	$0.4215	$0.4096	$0.0000	$0.0119
JRO	97.32%	0.00%	2.68%	$0.4185	$0.4073	$0.0000	$0.0112
JSD	96.75%	0.00%	3.25%	$0.6285	$0.6081	$0.0000	$0.0204
JQC	95.55%	0.00%	4.45%	$0.2685	$0.2566	$0.0000	$0.0119

Common Share Information (continued)

The following table provides information regarding Fund distributions and total return performance over various time periods. This information is intended to help you better understand whether Fund returns for the specified time periods were sufficient to meet Fund distributions.

Data as of January 31, 2023

			Annualized			Cumulative
Fund	Inception Date	Latest Monthly Per Share Distribution	Current Distribution on NAV	1-Year Return on NAV	5-Year Return on NAV	Fiscal YTD Distributions on NAV	Fiscal YTD Return on NAV
NSL	10/27/1999	$0.0435	9.61%	(3.40)%	2.34%	4.53%	3.15%
JFR	3/25/2004	$0.0745	9.61%	(2.75)%	2.58%	4.53%	3.68%
JRO	7/27/2004	$0.0740	9.64%	(2.74)%	2.58%	4.54%	3.57%
JSD	5/26/2011	$0.1110	9.70%	(4.06)%	2.03%	4.58%	2.92%
JQC	6/25/2003	$0.0475	9.60%	(5.59)%	1.83%	4.52%	1.90%

NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS

The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).

COMMON SHARE REPURCHASES

During August 2022, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.

During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of January 31, 2023, (and since the inception of the Funds’ repurchase programs) each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.

	NSL	JFR	JRO	JSD	JQC
Common shares cumulatively repurchased and retired	15,400	147,593	39,400	10,000	5,473,400
Common shares authorized for repurchase	3,860,000	5,690,000	4,050,000	1,005,000	13,560,000

OTHER COMMON SHARE INFORMATION

As of January 31, 2023, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs and trading at an average premium/(discount) to NAV during the current reporting period, as follows:

	NSL	JFR	JRO	JSD	JQC
Common share NAV	$5.44	$9.31	$9.21	$13.74	$5.94
Common share price	$4.90	$8.52	$8.47	$12.39	$5.43
Premium/(Discount) to NAV	(9.93)%	(8.49)%	(8.03)%	(9.83)%	(8.59)%
Average premium/(discount) to NAV	(11.15)%	(9.41)%	(9.70)%	(10.95)%	(11.80)%

THIS PAGE INTENTIONALLY LEFT BLANK

NSL	Nuveen Senior Income Fund Performance Overview and Holding Summaries as of January 31, 2023

Refer to Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of January 31, 2023*

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NSL at Common Share NAV	3.15%	(3.40)%	2.34%	3.65%
NSL at Common Share Price	2.73%	(9.22)%	2.27%	2.60%
Credit Suisse Leveraged Loan Index	4.26%	1.12%	3.54%	3.93%
*	For purposes of Fund performance, relative results are measured against the Credit Suisse Leveraged Loan Index.

Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	133.4%
Corporate Bonds	22.5%
Common Stocks	4.9%
Warrants	1.1%
Convertible Preferred Securities	0.1%
Other Assets & Liabilities, Net	(0.3)%
Net Assets Plus Borrowings and Taxable Fund Preferred Shares, net of deferred offering costs	161.7%
Borrowings	(42.8)%
Taxable Fund Preferred Shares, net of deferred offering costs	(18.9)%
Net Assets	100%

Top Five Issuers

(% of total long-term investments)

Quarternorth Energy Holding Inc	2.0%
B.C. Unlimited Liability Company	2.0%
Medline Borrower, LP	1.6%
PetSmart, Inc.	1.2%
Bausch & Lomb, Inc.	1.1%

Portfolio Composition1

(% of total investments)

Hotels, Restaurants & Leisure	13.8%
Software	10.2%
Media	8.5%
Health Care Providers & Services	6.7%
Oil, Gas & Consumable Fuels	4.9%
Specialty Retail	3.8%
Health Care Equipment & Supplies	3.7%
Insurance	3.4%
Diversified Telecommunication Services	3.4%
Airlines	2.9%
Communications Equipment	2.7%
Pharmaceuticals	2.7%
Energy Equipment & Services	2.3%
IT Services	2.2%
Chemicals	2.2%
Commercial Services & Supplies	2.1%
Machinery	1.5%
Professional Services	1.3%
Entertainment	1.3%
Containers & Packaging	1.3%
Other	19.1%
Total	100%

Portfolio Credit Quality

(% of total long-term fixed income investments)

BBB	12.5%
BB or Lower	85.7%
N/R (not rated)	1.8%
Total	100%

1	See the Portfolio of Investments for the remaining industries comprising “Other” and not listed in the table above.

JFR	Nuveen Floating Rate Income Fund Performance Overview and Holding Summaries as of January 31, 2023

Refer to Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of January 31, 2023*

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
JFR at Common Share NAV	3.68%	(2.75)%	2.58%	3.82%
JFR at Common Share Price	1.40%	(9.81)%	2.32%	3.14%
Credit Suisse Leveraged Loan Index	4.26%	1.12%	3.54%	3.93%
*	For purposes of Fund performance, relative results are measured against the Credit Suisse Leveraged Loan Index.

Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	133.1%
Corporate Bonds	22.1%
Common Stocks	4.6%
Asset-Backed Securities	2.3%
Warrants	1.1%
Convertible Preferred Securities	0.0%
Other Assets & Liabilities, Net	(0.4)%
Net Assets Plus Borrowings and Taxable Fund Preferred Shares, net of deferred offering costs	162.8%
Borrowings	(44.0)%
Taxable Fund Preferred Shares, net of deferred offering costs	(18.8)%
Net Assets	100%

Top Five Issuers

(% of total long-term investments)

B.C. Unlimited Liability Company	2.4%
Quarternorth Energy Holding Inc	1.9%
Medline Borrower, LP	1.3%
Clear Channel Outdoor Holdings, Inc.	1.3%
Bausch & Lomb, Inc.	1.1%

Portfolio Composition1

(% of total investments)

Hotels, Restaurants & Leisure	14.4%
Media	9.3%
Software	9.2%
Health Care Providers & Services	6.6%
Oil, Gas & Consumable Fuels	4.7%
Specialty Retail	3.7%
Insurance	3.6%
Health Care Equipment & Supplies	3.4%
Diversified Telecommunication Services	3.1%
Airlines	2.7%
Communications Equipment	2.5%
Pharmaceuticals	2.4%
Commercial Services & Supplies	2.2%
Energy Equipment & Services	2.1%
Chemicals	2.1%
IT Services	2.0%
Machinery	1.4%
Containers & Packaging	1.4%
Entertainment	1.3%
Road & Rail	1.3%
Other	19.2%
Asset-Backed Securities	1.4%
Total	100%

Portfolio Credit Quality

(% of total long-term fixed income investments)

BBB	13.2%
BB or Lower	84.8%
N/R (not rated)	2.0%
Total	100%

1	See the Portfolio of Investments for the remaining industries comprising “Other” and not listed in the table above.

JRO	Nuveen Floating Rate Income Opportunity Fund Performance Overview and Holding Summaries as of January 31, 2023

Refer to Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of January 31, 2023*

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
JRO at Common Share NAV	3.57%	(2.74)%	2.58%	3.95%
JRO at Common Share Price	2.79%	(9.01)%	2.30%	2.91%
Credit Suisse Leveraged Loan Index	4.26%	1.12%	3.54%	3.93%
*	For purposes of Fund performance, relative results are measured against the Credit Suisse Leveraged Loan Index.

Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	134.2%
Corporate Bonds	22.5%
Common Stocks	4.7%
Asset-Backed Securities	1.9%
Warrants	1.1%
Convertible Preferred Securities	0.0%
Other Assets & Liabilities, Net	(2.0)%
Net Assets Plus Borrowings and Taxable Fund Preferred Shares, net of deferred offering costs	162.4%
Borrowings	(42.4)%
Taxable Fund Preferred Shares, net of deferred offering costs	(20.0)%
Net Assets	100%

Top Five Issuers

(% of total long-term investments)

B.C. Unlimited Liability Company, Term Loan B4	2.4%
Quarternorth Energy Holding Inc	1.9%
Medline Borrower, LP, Term Loan B	1.4%
Clear Channel Outdoor Holdings, Inc., Term Loan B	1.3%
Bausch & Lomb, Inc., Term Loan	1.1%

Portfolio Composition1

(% of total investments)

Hotels, Restaurants & Leisure	14.5%
Software	9.6%
Media	9.5%
Health Care Providers & Services	6.8%
Oil, Gas & Consumable Fuels	4.6%
Specialty Retail	3.7%
Health Care Equipment & Supplies	3.6%
Insurance	3.3%
Diversified Telecommunication Services	3.1%
Airlines	2.7%
Communications Equipment	2.6%
Pharmaceuticals	2.3%
Commercial Services & Supplies	2.3%
Energy Equipment & Services	2.0%
Chemicals	2.0%
IT Services	2.0%
Machinery	1.7%
Containers & Packaging	1.3%
Road & Rail	1.3%
Other	19.9%
Asset-Backed Securities	1.2%
Total	100%

Portfolio Credit Quality

(% of total long-term fixed income investments)

BBB	12.6%
BB or Lower	85.4%
N/R (not rated)	2.0%
Total	100%

1	See the Portfolio of Investments for the remaining industries comprising “Other” and not listed in the table above.

JSD	Nuveen Short Duration Credit Opportunities Fund Performance Overview and Holding Summaries as of January 31, 2023

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of January 31, 2023*

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
JSD at Common Share NAV	2.92%	(4.06)%	2.03%	3.53%
JSD at Common Share Price	3.30%	(8.85)%	2.00%	2.74%
Credit Suisse Leveraged Loan Index	4.26%	1.12%	3.54%	3.93%
*	For purposes of Fund performance, relative results are measured against the Credit Suisse Leveraged Loan Index.

Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	129.9%
Corporate Bonds	23.9%
Common Stocks	5.0%
Warrants	1.2%
Convertible Preferred Securities	0.1%
Short-Term Investment Companies	2.2%
Other Assets & Liabilities, Net	0.2%
Net Assets Plus Borrowings and Taxable Fund Preferred Shares, net of deferred offering costs	162.6%
Borrowings	(12.3)%
Taxable Fund Preferred Shares, net of deferred offering costs	(50.3)%
Net Assets	100%

Top Five Issuers

(% of total long-term investments)

Quarternorth Energy Holding Inc	2.1%
Medline Borrower, LP	1.4%
PetSmart, Inc.	1.2%
Bausch & Lomb, Inc.	1.2%
CenturyLink, Inc.	1.1%

Portfolio Composition1

(% of total investments)

Hotels, Restaurants & Leisure	12.5%
Software	10.3%
Health Care Providers & Services	7.4%
Media	7.2%
Oil, Gas & Consumable Fuels	5.4%
Health Care Equipment & Supplies	3.8%
Specialty Retail	3.8%
Diversified Telecommunication Services	3.6%
Airlines	3.1%
Insurance	3.1%
IT Services	2.6%
Pharmaceuticals	2.4%
Chemicals	2.4%
Energy Equipment & Services	2.3%
Commercial Services & Supplies	2.2%
Communications Equipment	2.0%
Machinery	1.6%
Entertainment	1.4%
Containers & Packaging	1.4%
Aerospace & Defense	1.3%
Other	18.9%
Short-Term Investment Companies	1.3%
Total	100%

Portfolio Credit Quality

(% of total long-term fixed income investments)

BBB	11.7%
BB or Lower	86.3%
N/R (not rated)	2.0%
Total	100%

1	See the Portfolio of Investments for the remaining industries comprising “Other” and not listed in the table above.

JQC	Nuveen Credit Strategies Income Fund Performance Overview and Holding Summaries as of January 31, 2023

Refer to Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of January 31, 2023*

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
JQC at Common Share NAV	1.90%	(5.59)%	1.83%	3.19%
JQC at Common Share Price	3.91%	(7.97)%	3.60%	3.09%
Credit Suisse Leveraged Loan Index	4.26%	1.12%	3.54%	3.93%
*	For purposes of Fund performance, relative results are measured against the Credit Suisse Leveraged Loan Index.

Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	131.2%
Corporate Bonds	25.4%
Common Stocks	2.1%
Warrants	0.4%
Convertible Preferred Securities	0.0%
Short-Term Investment Companies	1.5%
Other Assets & Liabilities, Net	1.3%
Net Assets Plus Borrowings, Reverse Repurchase Agreements, including accrued interest and Taxable Fund Preferred Shares, net of deferred offering costs	161.9%
Borrowings	(26.9)%
Reverse Repurchase Agreements, including accrued interest	(17.7)%
Taxable Fund Preferred Shares, net of deferred offering costs	(17.3)%
Net Assets	100%

Top Five Issuers

(% of total long-term investments)

Medline Borrower, LP	1.5%
PetSmart, Inc.	1.2%
Acrisure, LLC	1.2%
Hub International Limited	1.2%
Parexel International Corporation	1.2%

Portfolio Composition1

(% of total investments)

Hotels, Restaurants & Leisure	11.9%
Software	10.6%
Media	9.8%
Health Care Providers & Services	7.5%
Insurance	4.6%
Airlines	4.3%
Health Care Equipment & Supplies	3.8%
Specialty Retail	3.8%
Oil, Gas & Consumable Fuels	3.8%
Communications Equipment	2.7%
Diversified Telecommunication Services	2.7%
Commercial Services & Supplies	2.4%
IT Services	2.3%
Machinery	1.8%
Professional Services	1.7%
Pharmaceuticals	1.7%
Chemicals	1.6%
Trading Companies & Distributors	1.6%
Containers & Packaging	1.3%
Other	19.2%
Short-Term Investment Companies	0.9%
Total	100%

Portfolio Credit Quality

(% of total long-term fixed income investments)

BBB	13.8%
BB or Lower	84.9%
N/R (not rated)	1.3%
Total	100%

1	See the Portfolio of Investments for the remaining industries comprising “Other” and not listed in the table above.

NSL	Nuveen Senior Income Fund Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 162.0% (100.0% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 133.4% (82.4% of Total Investments) (2)

	Aerospace & Defense – 1.4% (0.9% of Total Investments)

$1,069	TransDigm, Inc., Term Loan E	6.980%	3-Month LIBOR	2.250%	5/30/25	Ba3	$1,068,003
1,208	TransDigm, Inc., Term Loan F, (DD1)	6.980%	3-Month LIBOR	2.250%	12/09/25	Ba3	1,207,632
678	TransDigm, Inc., Term Loan H	7.830%	SOFR90A	3.250%	2/22/27	Ba3	680,113
2,955	Total Aerospace & Defense						2,955,748

	Airlines – 4.2% (2.6% of Total Investments)

1,117	AAdvantage Loyalty IP Ltd., Term Loan	9.558%	3-Month LIBOR	4.750%	4/20/28	Ba2	1,148,999
424	Air Canada, Term Loan B	8.130%	3-Month LIBOR	3.500%	8/11/28	Ba2	425,069
744	American Airlines, Inc., Term Loan, First Lien	6.297%	1-Month LIBOR	1.750%	1/29/27	Ba3	723,634
2,162	Kestrel Bidco Inc., Term Loan B	7.508%	1-Month LIBOR	3.000%	12/11/26	B+	2,082,549
521	Mileage Plus Holdings LLC, Term Loan B	9.996%	3-Month LIBOR	5.250%	6/20/27	Baa3	544,193
2,413	SkyMiles IP Ltd., Term Loan B	8.558%	3-Month LIBOR	3.750%	10/20/27	Baa1	2,499,578
1,474	United Airlines, Inc., Term Loan B	8.568%	3-Month LIBOR	3.750%	4/21/28	Ba1	1,476,498
8,855	Total Airlines						8,900,520

	Auto Components – 0.8% (0.5% of Total Investments)

122	Adient US LLC, Term Loan B	7.820%	1-Month LIBOR	3.250%	4/08/28	BB+	121,811
1,268	Clarios Global LP, Term Loan B	7.820%	1-Month LIBOR	3.250%	4/30/26	B1	1,266,341
317	DexKo Global Inc., Term Loan B	8.480%	3-Month LIBOR	3.750%	10/04/28	B2	294,536
1,707	Total Auto Components						1,682,688

	Beverages – 2.0% (1.2% of Total Investments)

607	Arterra Wines Canada, Inc., Term Loan	8.230%	3-Month LIBOR	3.500%	11/25/27	B	592,219
673	City Brewing Company, LLC, Term Loan	8.330%	3-Month LIBOR	3.500%	4/05/28	CCC	316,126
995	Naked Juice LLC, Term Loan	7.930%	SOFR90A	3.250%	1/20/29	B2	919,574
82	Naked Juice LLC, Term Loan, Second Lien	10.680%	SOFR90A	6.000%	1/20/30	CCC	68,803
1,125	Sunshine Investments B.V., Term Loan	8.515%	TSFR3M	4.250%	5/05/29	B+	1,119,375
1,250	Triton Water Holdings, Inc, Term Loan	8.230%	3-Month LIBOR	3.500%	3/31/28	B1	1,193,153
4,732	Total Beverages						4,209,250

	Biotechnology – 1.1% (0.7% of Total Investments)

2,268	Grifols Worldwide Operations USA, Inc., Term Loan B	6.570%	1-Month LIBOR	2.000%	11/15/27	BB+	2,231,484

	Building Products – 1.7% (1.1% of Total Investments)

1,709	Chamberlain Group Inc, Term Loan B	7.820%	1-Month LIBOR	3.250%	10/22/28	B	1,652,736
469	Cornerstone Building Brands, Inc., Term Loan B	7.709%	1-Month LIBOR	3.250%	4/12/28	B	440,425
1,043	Quikrete Holdings, Inc., Term Loan, First Lien	7.195%	1-Month LIBOR	2.625%	1/31/27	Ba2	1,039,415
331	Standard Industries Inc., Term Loan B	6.425%	3-Month LIBOR	2.250%	9/22/28	BBB–	331,086
178	Zurn Holdings, Inc., Term Loan B	6.570%	1-Month LIBOR	2.000%	10/04/28	BB+	177,927
3,730	Total Building Products						3,641,589

	Capital Markets – 0.4% (0.3% of Total Investments)

809	Astra Acquisition Corp., Term Loan, First Lien	9.820%	1-Month LIBOR	5.250%	10/22/28	BB–	717,504
197	Motion Finco LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	194,037
1,006	Total Capital Markets						911,541

	Chemicals – 2.1% (1.3% of Total Investments)

318	ASP Unifrax Holdings Inc, Term Loan B	8.480%	3-Month LIBOR	3.750%	12/12/25	BB	288,415
94	Avient Corporation, Term Loan B	7.926%	SOFR90A	3.250%	8/29/29	BB+	94,659
750	Axalta Coating Systems Dutch Holding B B.V, Term Loan B	7.506%	TSFR3M	3.000%	12/08/29	BBB–	754,219
585	Diamond (BC) B.V., Term Loan B	7.448%	1+3 Month LIBOR	2.750%	9/29/28	Ba3	579,921

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Chemicals (continued)

$845	Discovery Purchaser Corporation, Term Loan	8.962%	TSFR3M	4.375%	8/03/29	B–	$811,027
392	INEOS Styrolution US Holding LLC, Term Loan B	7.320%	1-Month LIBOR	2.750%	1/29/26	BB+	391,427
647	Ineos US Finance LLC, Term Loan B	6.661%	1-Month LIBOR	2.000%	3/31/24	BBB–	649,641
84	Kraton Corporation, Term Loan	8.040%	SOFR90A	3.250%	3/15/29	BB	84,221
871	Trinseo Materials Operating S.C.A., Term Loan	6.570%	1-Month LIBOR	2.000%	9/09/24	Ba2	852,541
4,586	Total Chemicals						4,506,071

	Commercial Services & Supplies – 2.4% (1.5% of Total Investments)

716	Amentum Government Services Holdings LLC, Term Loan	8.283%	SOFR90A	4.000%	2/07/29	B1	707,893
297	Anticimex International AB, Term Loan B1	8.235%	3-Month LIBOR	3.500%	11/16/28	B	294,773
665	Covanta Holding Corporation, Term Loan B, (DD1)	7.034%	TSFR1M	2.500%	11/30/28	Ba1	665,711
50	Covanta Holding Corporation, Term Loan C, (DD1)	7.061%	TSFR1M	2.500%	11/30/28	Ba1	49,734
433	Garda World Security Corporation, Term Loan B	8.930%	3-Month LIBOR	4.250%	10/30/26	BB+	432,202
1,021	GFL Environmental Inc., Term Loan	7.825%	3-Month LIBOR	3.000%	5/30/25	BB–	1,025,019
653	Intrado Corporation, Term Loan	8.825%	3-Month LIBOR	4.000%	10/10/24	B1	614,459
288	Prime Security Services Borrower, LLC, Term Loan	7.517%	3-Month LIBOR	2.750%	9/23/26	BB–	288,075
298	Vertical US Newco Inc, Term Loan B	8.602%	6-Month LIBOR	3.500%	7/31/27	B+	293,543
294	West Corporation, Term Loan B1	8.075%	3-Month LIBOR	3.500%	10/10/24	B1	277,959
482	WIN Waste Innovations Holdings, Inc., Term Loan B	7.480%	3-Month LIBOR	2.750%	3/25/28	B1	464,882
5,197	Total Commercial Services & Supplies						5,114,250

	Communications Equipment – 3.0% (1.9% of Total Investments)

161	Avaya, Inc., Term Loan B	8.709%	1-Month LIBOR	4.250%	12/15/27	Caa2	42,917
1,165	CommScope, Inc., Term Loan B, (DD1)	7.820%	1-Month LIBOR	3.250%	4/04/26	B1	1,144,293
1,230	Delta TopCo, Inc., Term Loan B	8.154%	3-Month LIBOR	3.750%	12/01/27	B2	1,145,865
260	EOS Finco Sarl, Term Loan	10.604%	SOFR90A	6.000%	8/03/29	B	255,883
1,970	Maxar Technologies Ltd., Term Loan B	8.911%	SOFR30A	4.250%	6/09/29	B+	1,973,932
855	MLN US HoldCo LLC, Term Loan	11.154%	TSFR3M	6.700%	10/18/27	CCC+	620,190
1,473	MLN US HoldCo LLC, Term Loan, First Lien	8.252%	3-Month LIBOR	4.500%	11/30/25	CCC–	437,509
999	Riverbed Technology, Inc., Exit Term Loan, (cash 7.000%, PIK 2.000%)	6.270%	3-Month LIBOR	2.000%	12/07/26	Caa1	441,887
249	ViaSat, Inc., Term Loan	9.176%	TSFR1M	4.500%	3/04/29	BB+	249,178
8,362	Total Communications Equipment						6,311,654

	Construction & Engineering – 0.6% (0.4% of Total Investments)

107	Aegion Corporation, Term Loan	9.320%	1-Month LIBOR	4.750%	5/17/28	B	102,478
615	Centuri Group, Inc, Term Loan B	7.152%	3-Month LIBOR	2.500%	8/27/28	Ba2	612,581
359	Osmose Utilities Services, Inc., Term Loan	7.820%	1-Month LIBOR	3.250%	6/22/28	B	346,644
216	Pike Corporation, Term Loan B	7.570%	1-Month LIBOR	3.000%	1/21/28	Ba3	215,736
1,297	Total Construction & Engineering						1,277,439

	Consumer Finance – 0.8% (0.5% of Total Investments)

1,726	Fleetcor Technologies Operating Company, LLC, Term Loan B4	6.320%	1-Month LIBOR	1.750%	4/30/28	BB+	1,724,335

	Containers & Packaging – 2.0% (1.2% of Total Investments)

867	Berry Global, Inc., Term Loan Z	6.152%	1-Month LIBOR	1.750%	7/01/26	BBB–	866,818
612	Charter NEX US, Inc., Term Loan	8.320%	1-Month LIBOR	3.750%	12/01/27	B	609,927
428	Clydesdale Acquisition Holdings Inc, Term Loan B	8.836%	SOFR30A	4.175%	3/30/29	B	421,022
41	Klockner-Pentaplast of America, Inc., Term Loan B	8.259%	SOFR180A + 6 Month LIBOR	4.750%	2/09/26	B	36,417
494	Reynolds Group Holdings Inc. , Term Loan B	7.820%	1-Month LIBOR	3.250%	9/24/28	B+	492,454

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Containers & Packaging (continued)

$542	Reynolds Group Holdings Inc. , Term Loan B2	7.820%	1-Month LIBOR	3.250%	2/05/26	B+	$542,101
1,263	TricorBraun Holdings, Inc., Term Loan	7.820%	1-Month LIBOR	3.250%	3/03/28	B2	1,230,380
4,247	Total Containers & Packaging						4,199,119

	Diversified Consumer Services – 0.4% (0.3% of Total Investments)

333	GT Polaris, Inc., Term Loan	8.575%	3-Month LIBOR	3.750%	9/24/27	BB–	317,137
737	Spin Holdco Inc., Term Loan	8.765%	3-Month LIBOR	4.000%	3/04/28	B–	585,727
1,070	Total Diversified Consumer Services						902,864

	Diversified Financial Services – 1.8% (1.1% of Total Investments)

817	Avaya, Inc., Term Loan B2	8.459%	1-Month LIBOR	4.000%	12/15/27	Caa2	217,785
1,002	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	6.236%	1-Month LIBOR	1.750%	1/15/25	Baa2	1,004,948
1,892	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	5.986%	1-Month LIBOR	1.500%	2/12/27	Baa2	1,887,617
943	Ditech Holding Corporation, Term Loan (5)	0.000%	N/A	N/A	12/19/22	N/R	103,713
507	Trans Union, LLC, Term Loan B6	6.820%	1-Month LIBOR	2.250%	12/01/28	BBB–	506,290
5,161	Total Diversified Financial Services						3,720,353

	Diversified Telecommunication Services – 4.4% (2.7% of Total Investments)

582	Altice France S.A., Term Loan B12	8.517%	3-Month LIBOR	3.688%	1/31/26	B	562,085
2,881	Altice France S.A., Term Loan B13	8.650%	3-Month LIBOR	4.000%	8/14/26	B	2,787,352
2,875	CenturyLink, Inc., Term Loan B	6.820%	1-Month LIBOR	2.250%	3/15/27	BB+	2,784,335
441	Cincinnati Bell, Inc., Term Loan B2	7.911%	SOFR30A	3.250%	11/23/28	B+	439,358
636	Connect Finco Sarl, Term Loan B	8.070%	1-Month LIBOR	3.500%	12/12/26	B+	632,701
423	Cyxtera DC Holdings, Inc., Term Loan B	7.820%	3-Month LIBOR	3.000%	5/01/24	B3	348,025
1,722	Frontier Communications Corp., Term Loan B	8.500%	3-Month LIBOR	3.750%	10/08/27	BB+	1,692,709
9,560	Total Diversified Telecommunication Services						9,246,565

	Electric Utilities – 0.7% (0.4% of Total Investments)

531	ExGen Renewables IV, LLC, Term Loan	7.240%	3-Month LIBOR	2.500%	12/15/27	BB–	530,465
294	Pacific Gas & Electric Company, Term Loan	7.625%	1-Month LIBOR	3.000%	6/23/25	BB	294,356
660	Talen Energy Supply, LLC, Term Loan B (5)	8.320%	1-Month LIBOR	3.750%	7/08/26	N/R	671,286
1,485	Total Electric Utilities						1,496,107

	Electronic Equipment, Instruments & Components – 1.2% (0.7% of Total Investments)

686	II-VI Incorporated, Term Loan B	7.320%	1-Month LIBOR	2.750%	7/01/29	BBB–	685,534
1,000	Ingram Micro Inc., Term Loan B	8.230%	3-Month LIBOR	3.500%	7/02/28	BB+	999,132
759	TTM Technologies, Inc., Term Loan	6.869%	1-Month LIBOR	2.500%	9/28/24	BB+	759,208
2,445	Total Electronic Equipment, Instruments & Components						2,443,874

	Entertainment – 1.4% (0.8% of Total Investments)

874	AMC Entertainment Holdings, Inc. , Term Loan B	7.430%	1-Month LIBOR	3.000%	4/22/26	B–	519,570
2,552	Crown Finance US, Inc., Term Loan (5)	0.000%	N/A	N/A	2/28/25	D	447,198
294	Crown Finance US, Inc., Term Loan (5)	0.000%	N/A	N/A	9/20/26	D	48,375
757	Diamond Sports Group, LLC, Term Loan, Second Lien	8.025%	SOFR90A	3.250%	8/24/26	Caa2	62,019
324	Lions Gate Capital Holdings LLC, Term Loan B	6.820%	1-Month LIBOR	2.250%	3/24/25	Ba2	319,693
639	Springer Nature Deutschland GmbH, Term Loan B18	7.730%	1-Month LIBOR	3.000%	8/14/26	BB+	639,546
167	Univision Communications Inc., Term Loan C5	7.320%	1-Month LIBOR	2.750%	3/15/24	B+	167,333
630	Virgin Media Bristol LLC, Term Loan Q	7.709%	1-Month LIBOR	3.250%	1/31/29	BB+	631,329
6,237	Total Entertainment						2,835,063

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Food & Staples Retailing – 0.6% (0.4% of Total Investments)

$848	US Foods, Inc., (DD1)	6.570%	1-Month LIBOR	2.000%	9/13/26	BB	$847,370
404	US Foods, Inc., Term Loan B	7.320%	1-Month LIBOR	2.750%	11/22/28	BB	405,356
1,252	Total Food & Staples Retailing						1,252,726

	Food Products – 1.0% (0.6% of Total Investments)

585	8th Avenue Food & Provisions, Inc., Term Loan, First Lien, (DD1)	8.720%	1-Month LIBOR	3.750%	10/01/25	CCC+	512,220
412	CHG PPC Parent LLC, Term Loan	7.625%	1-Month LIBOR	3.000%	12/08/28	B1	410,343
171	Froneri International Ltd., Term Loan	6.820%	1-Month LIBOR	2.250%	1/31/27	B+	169,280
197	H Food Holdings LLC, Term Loan B	8.257%	1-Month LIBOR	3.688%	5/31/25	B2	183,648
29	H Food Holdings LLC, Term Loan B3	9.570%	1-Month LIBOR	5.000%	5/31/25	B2	27,492
404	Sycamore Buyer LLC, Term Loan B	6.853%	SOFR90A	2.250%	7/22/29	BB+	399,039
435	UTZ Quality Foods, LLC, Term Loan B	7.668%	TSFR1M	3.000%	1/20/28	B1	435,094
2,233	Total Food Products						2,137,116

	Health Care Equipment & Supplies – 5.7% (3.5% of Total Investments)

3,923	Bausch & Lomb, Inc., Term Loan	7.842%	SOFR90A	3.250%	5/05/27	BB–	3,826,366
1,398	Carestream Health, Inc., Term Loan	12.180%	SOFR90A	7.500%	9/30/27	B–	1,022,734
205	Embecta Corp, Term Loan B	7.791%	SOFR180A	3.000%	1/27/29	Ba3	201,728
397	ICU Medical, Inc., Term Loan B	7.192%	SOFR90A + TSFR1M	2.375%	12/14/28	BBB–	395,946
5,498	Medline Borrower, LP, Term Loan B	7.820%	1-Month LIBOR	3.500%	10/21/28	BB–	5,348,961
936	Viant Medical Holdings, Inc., Term Loan, First Lien	8.320%	1-Month LIBOR	3.750%	7/02/25	B3	852,331
447	Vyaire Medical, Inc., Term Loan B	9.517%	3-Month LIBOR	4.750%	4/16/25	Caa1	324,852
12,804	Total Health Care Equipment & Supplies						11,972,918

	Health Care Providers & Services – 9.7% (6.0% of Total Investments)

1,234	AHP Health Partners, Inc., Term Loan B	8.070%	1-Month LIBOR	3.500%	8/23/28	B1	1,225,889
521	DaVita, Inc. , Term Loan B	6.320%	1-Month LIBOR	1.750%	8/12/26	BBB–	515,417
137	Element Materials Technology Group US Holdings Inc., Term Loan	8.930%	SOFR90A	4.250%	4/12/29	B1	135,987
63	Element Materials Technology Group US Holdings Inc., Term Loan	8.930%	SOFR90A	4.250%	4/12/29	B1	62,763
795	Gainwell Acquisition Corp., Term Loan B	8.730%	3-Month LIBOR	4.000%	10/01/27	BB–	777,478
197	Global Medical Response, Inc., Term Loan	8.820%	1-Month LIBOR	4.250%	3/14/25	B–	146,096
2,068	Global Medical Response, Inc., Term Loan B	8.651%	1-Month LIBOR	4.250%	10/02/25	B–	1,537,939
2,018	ICON Luxembourg S.A.R.L., Term Loan	7.000%	3-Month LIBOR	2.250%	7/01/28	BB+	2,020,463
631	National Mentor Holdings, Inc., Term Loan	8.400%	1 + 3 Month LIBOR	3.750%	3/02/28	B–	465,687
12	National Mentor Holdings, Inc., Term Loan C	8.480%	3-Month LIBOR	3.750%	3/02/28	B–	9,061
970	Onex TSG Intermediate Corp., Term Loan B	9.575%	3-Month LIBOR	4.750%	2/26/28	B	866,411
3,540	Parexel International Corporation, Term Loan, First Lien	7.820%	1-Month LIBOR	3.250%	11/15/28	B1	3,516,510
1,054	Phoenix Guarantor Inc, Term Loan B	7.820%	1-Month LIBOR	3.250%	3/05/26	B1	1,040,661
982	Phoenix Guarantor Inc, Term Loan B3	8.070%	1-Month LIBOR	3.500%	3/05/26	B1	971,756
96	Quorum Health Corporation, Term Loan (5)	12.975%	3-Month LIBOR	8.250%	4/29/25	CCC	67,767
1,619	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	8.575%	3-Month LIBOR	3.750%	11/16/25	B1	1,576,552
1,253	Select Medical Corporation, Term Loan B	7.070%	1-Month LIBOR	2.500%	3/06/25	Ba2	1,249,261
2,418	Surgery Center Holdings, Inc., Term Loan	8.210%	3-Month LIBOR	3.750%	8/31/26	B1	2,416,309
513	Team Health Holdings, Inc., Term Loan B	9.811%	SOFR30A	5.250%	2/02/27	B–	427,528
768	Team Health Holdings, Inc., Term Loan, First Lien, (DD1)	7.320%	1-Month LIBOR	2.750%	2/06/24	B–	709,291
737	US Radiology Specialists, Inc., Term Loan	9.875%	1-Month LIBOR	5.250%	12/15/27	B–	705,615
21,626	Total Health Care Providers & Services						20,444,441

	Health Care Technology – 0.2% (0.1% of Total Investments)

70	Athenahealth, Inc., Term Loan (6)	8.012%	SOFR30A	3.500%	1/27/29	B+	66,060
408	Athenahealth, Inc., Term Loan B	8.012%	SOFR30A	3.500%	1/27/29	B+	387,804
478	Total Health Care Technology						453,864

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Hotels, Restaurants & Leisure – 21.2% (13.1% of Total Investments)

$249	24 Hour Fitness Worldwide, Inc., Exit Term Loan (cash 0.220%, PIK 5.000%)	9.726%	3-Month LIBOR	5.000%	12/29/25	CCC–	$21,521
110	24 Hour Fitness Worldwide, Inc., Exit Term Loan	18.732%	3-Month LIBOR	14.000%	9/29/26	Caa3	60,473
294	Alterra Mountain Company, Term Loan	8.070%	1-Month LIBOR	3.500%	8/17/28	B+	293,833
52	Alterra Mountain Company, Term Loan B1	7.320%	1-Month LIBOR	2.750%	7/31/24	B+	51,546
554	Aramark Services, Inc., Term Loan B3	6.320%	1-Month LIBOR	1.750%	3/11/25	BB+	553,283
6,693	B.C. Unlimited Liability Company, Term Loan B4	6.320%	1-Month LIBOR	1.750%	11/19/26	BB+	6,632,972
795	Caesars Entertainment Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	795,286
2,601	Caesars Resort Collection, LLC, Term Loan B, First Lien	7.320%	1-Week LIBOR	2.750%	12/22/24	BB–	2,602,100
1,952	Caesars Resort Collection, LLC, Term Loan B1	8.070%	1-Week LIBOR	3.500%	7/20/25	BB–	1,954,015
1,666	Carnival Corporation, Term Loan B	7.570%	1-Month LIBOR	3.000%	6/30/25	Ba2	1,643,333
479	Carnival Corporation, Term Loan B	7.820%	1-Month LIBOR	3.250%	10/18/28	BB–	468,497
1,173	Churchill Downs Incorporated, Term Loan B1	6.570%	1-Month LIBOR	2.000%	3/17/28	BBB–	1,168,129
3,184	ClubCorp Holdings, Inc., Term Loan B, (DD1)	7.480%	3-Month LIBOR	2.750%	9/18/24	B2	2,954,211
574	Crown Finance US, Inc., Term Loan(6)	0.000%	N/A	N/A	5/31/23	CCC+	90,764
1,954	Crown Finance US, Inc., Term Loan, (DD1)	14.635%	TSFR3M	10.000%	9/09/23	N/R	1,976,883
164	Crown Finance US, Inc., Term Loan, (DD1)	14.460%	TSFR1M	10.000%	9/09/23	N/R	166,125
1,563	Equinox Holdings, Inc., Term Loan, First Lien	7.730%	3-Month LIBOR	3.000%	3/08/24	Caa2	1,220,510
3,072	Fertitta Entertainment, LLC, Term Loan B	8.561%	SOFR30A	4.000%	1/27/29	B	3,041,066
465	Four Seasons Hotels Ltd, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	467,370
1,005	GVC Holdings (Gibraltar) Limited, Term Loan B, (DD1)	8.180%	SOFR90A	3.500%	10/31/29	Ba1	1,007,764
494	Hilton Grand Vacations Borrower LLC, Term Loan B	7.570%	1-Month LIBOR	3.000%	8/02/28	BB+	494,587
1,234	Hilton Worldwide Finance, LLC, Term Loan B2	6.380%	TSFR1M	1.750%	6/21/26	BBB–	1,234,388
224	IRB Holding Corp, Term Loan B	7.320%	1-Month LIBOR	2.750%	2/05/25	B+	224,376
2,069	IRB Holding Corp, Term Loan B, (DD1)	7.687%	SOFR90A	3.000%	12/15/27	B+	2,051,941
628	Life Time Fitness Inc , Term Loan B	9.485%	3-Month LIBOR	4.750%	12/15/24	B+	629,219
28	Motion Finco LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	27,618
550	NASCAR Holdings, Inc, Term Loan B	7.070%	1-Month LIBOR	2.500%	10/18/26	BBB–	550,830
547	PCI Gaming Authority, Term Loan	7.070%	1-Month LIBOR	2.500%	5/31/26	BBB–	548,160
437	Penn National Gaming, Inc., Term Loan B	7.411%	SOFR30A	2.750%	4/20/29	BB	436,799
509	Scientific Games Holdings LP, Term Loan B	8.103%	SOFR90A	3.500%	2/04/29	BB–	501,239
1,705	Scientific Games International, Inc., Term Loan	7.578%	SOFR30A	3.000%	4/07/29	BBB–	1,706,035
987	SeaWorld Parks & Entertainment, Inc., Term Loan B	7.625%	1-Month LIBOR	3.000%	8/25/28	BB	986,636
3,279	Stars Group Holdings B.V. (The), Term Loan	6.980%	3-Month LIBOR	2.250%	7/10/25	BBB	3,276,738
813	Stars Group Holdings B.V. (The), Term Loan B	8.092%	SOFR90A	3.250%	7/04/28	BBB	815,507
1,434	Station Casinos LLC, Term Loan B	6.820%	1-Month LIBOR	2.250%	2/08/27	BB–	1,424,860
742	Twin River Worldwide Holdings, Inc., Term Loan B	7.709%	1-Month LIBOR	3.250%	10/01/28	BB+	715,633
1,039	William Morris Endeavor Entertainment, LLC, Term Loan, First Lien	7.352%	1 + 3 Month LIBOR	2.750%	5/16/25	B	1,034,829
715	Wyndham Hotels & Resorts, Inc., Term Loan B	6.320%	1-Month LIBOR	1.750%	5/30/25	BBB–	715,779
46,033	Total Hotels, Restaurants & Leisure						44,544,855

	Household Durables – 0.8% (0.5% of Total Investments)

55	AI Aqua Merger Sub, Inc., Term Loan	8.124%	SOFR30A + 3 Month LIBOR	3.917%	7/30/28	B	54,434
319	AI Aqua Merger Sub, Inc., Term Loan B	8.132%	SOFR90A	3.750%	7/30/28	B	312,604

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Household Durables (continued)

$796	AI Aqua Merger Sub, Inc., Term Loan B, First Lien	8.147%	SOFR30A	3.750%	7/30/28	B	$778,918
561	Weber-Stephen Products LLC, Term Loan B	7.820%	1-Month LIBOR	3.250%	10/30/27	CCC+	494,437
1,731	Total Household Durables						1,640,393

	Household Products – 0.2% (0.1% of Total Investments)

320	Reynolds Consumer Products LLC, Term Loan	6.320%	1-Month LIBOR	1.750%	2/04/27	BBB–	320,164

	Independent Power And Renewable Electricity Producers – 0.3% (0.2% of Total Investments)

592	Vistra Operations Company LLC, Term Loan B3, First Lien	6.262%	1-Month LIBOR	1.750%	12/31/25	BBB–	591,627

	Insurance – 5.5% (3.4% of Total Investments)

2,052	Acrisure, LLC, Term Loan B	8.070%	1-Month LIBOR	3.500%	2/15/27	B	1,983,351
1,749	Alliant Holdings Intermediate, LLC, Term Loan B	7.820%	1-Month LIBOR	3.250%	5/10/25	B	1,749,726
247	Alliant Holdings Intermediate, LLC, Term Loan B4	8.008%	1-Month LIBOR	3.500%	11/06/27	B	246,875
1,011	Asurion LLC, Term Loan B4, Second Lien	9.820%	1-Month LIBOR	5.250%	1/20/29	B	850,509
320	Asurion LLC, Term Loan B7	7.570%	1-Month LIBOR	3.000%	11/03/24	Ba3	317,495
1,306	Asurion LLC, Term Loan B8	7.820%	1-Month LIBOR	3.250%	12/23/26	Ba3	1,252,093
657	Asurion LLC, Term Loan B9	7.820%	1-Month LIBOR	3.250%	7/31/27	Ba3	622,296
75	BroadStreet Partners Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	73,914
345	Broadstreet Partners, Inc., Term Loan B2	7.820%	1-Month LIBOR	3.250%	1/27/27	B1	341,089
530	Hub International Limited, Term Loan B	7.746%	3-Month LIBOR	3.250%	4/25/25	B	530,520
1,584	Hub International Limited, Term Loan B	7.746%	3-Month LIBOR	3.000%	4/25/25	B	1,584,466
190	Hub International Limited, Term Loan B	8.220%	SOFR90A	4.000%	11/10/29	B	190,148
269	Ryan Specialty Group, LLC, Term Loan	7.553%	SOFR30A	3.000%	9/01/27	BB–	268,897
1,581	USI, Inc., Term Loan	8.330%	SOFR90A	3.750%	11/16/29	B1	1,583,211
11,916	Total Insurance						11,594,590

	Interactive Media & Services – 0.7% (0.4% of Total Investments)

2,176	Rackspace Technology Global, Inc., Term Loan B	7.380%	3-Month LIBOR	2.750%	2/09/28	B–	1,381,724

	Internet & Direct Marketing Retail – 0.7% (0.4% of Total Investments)

983	CNT Holdings I Corp, Term Loan	8.125%	TSFR3M	3.500%	11/08/27	B	972,292
55	Medical Solutions Holdings, Inc., Term Loan	7.940%	3-Month LIBOR	3.500%	11/01/28	B1	53,494
397	Medical Solutions Holdings, Inc., Term Loan, First Lien	7.223%	1 + 3 Month LIBOR	3.500%	11/01/28	B1	385,030
1,435	Total Internet & Direct Marketing Retail						1,410,816

	IT Services – 3.4% (2.1% of Total Investments)

949	Ahead DB Holdings, LLC, Term Loan B	8.480%	3-Month LIBOR	3.750%	10/16/27	B+	936,105
155	iQor US Inc., Exit Term Loan	12.047%	1-Month LIBOR	7.500%	9/15/27	B1	154,020
723	Peraton Corp., Term Loan B	8.320%	1-Month LIBOR	3.750%	2/01/28	BB–	720,927
677	Perforce Software, Inc., Term Loan B	8.320%	1-Month LIBOR	3.750%	7/01/26	B2	631,480
1,870	Syniverse Holdings, Inc., Term Loan	11.580%	SOFR90A	7.000%	5/10/29	B–	1,688,425
1,041	Tempo Acquisition LLC, Term Loan B	7.561%	TSFR1M	3.000%	8/31/28	BB–	1,043,562
1,181	Travelport Finance (Luxembourg) S.a.r.l., Term Loan, (cash 3.500%, PIK 6.500%)	6.740%	3-Month LIBOR	1.500%	2/28/25	B–	1,215,458
719	WEX Inc., Term Loan	6.820%	1-Month LIBOR	2.250%	4/01/28	Ba2	717,882
7,315	Total IT Services						7,107,859

	Leisure Products – 0.3% (0.2% of Total Investments)

276	Hayward Industries, Inc., Term Loan	7.070%	1-Month LIBOR	2.500%	5/28/28	BB	272,712
352	SRAM, LLC , Term Loan B	7.320%	1-Month LIBOR	2.750%	5/18/28	BB–	349,411
628	Total Leisure Products						622,123

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Life Sciences Tools & Services – 0.7% (0.4% of Total Investments)

$241	Avantor Funding, Inc., Term Loan B5	6.820%	1-Month LIBOR	2.250%	11/06/27	BB+	$241,198
872	Curia Global, Inc., Term Loan, (DD1)	8.469%	1 + 3 Month LIBOR	3.750%	8/30/26	B2	757,271
503	ICON Luxembourg S.A.R.L., Term Loan	7.000%	3-Month LIBOR	2.250%	7/01/28	BB+	503,254
1,616	Total Life Sciences Tools & Services						1,501,723

	Machinery – 2.4% (1.5% of Total Investments)

1,191	Ali Group North America Corporation, Term Loan B	6.676%	TSFR1M	2.000%	10/13/28	Baa3	1,189,887
727	Alliance Laundry Systems LLC, Term Loan B	8.306%	3-Month LIBOR	3.500%	10/08/27	B	726,437
375	Chart Industries Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	376,406
825	Gardner Denver, Inc., Term Loan B2	6.411%	TSFR1M	1.750%	2/28/27	BB+	824,016
1,022	Gates Global LLC, Term Loan B3	7.070%	1-Month LIBOR	2.500%	3/31/27	Ba3	1,019,729
351	Grinding Media Inc., Term Loan B	8.056%	3-Month LIBOR	4.000%	10/12/28	B	344,428
492	Madison IAQ LLC, Term Loan	7.988%	3-Month LIBOR	3.250%	6/21/28	B2	472,364
4,983	Total Machinery						4,953,267

	Media – 10.6% (6.5% of Total Investments)

995	ABG Intermediate Holdings 2 LLC, Term Loan B1	8.161%	SOFR30A	3.500%	12/21/28	B1	989,154
160	ABG Intermediate Holdings 2 LLC, Term Loan, Second Lien	10.661%	SOFR30A	6.000%	12/20/29	CCC+	148,101
230	Altice Financing SA, Term Loan, First Lien	7.580%	3-Month LIBOR	2.750%	1/31/26	B	225,654
246	Cable One, Inc., Term Loan B4	6.570%	1-Month LIBOR	2.000%	5/03/28	BB+	244,583
1,452	Cengage Learning, Inc., Term Loan B	9.880%	3-Month LIBOR	4.750%	7/14/26	B	1,387,754
1,652	Charter Communications Operating, LLC, Term Loan B2	6.320%	1-Month LIBOR	1.750%	2/01/27	BBB–	1,649,102
194	Checkout Holding Corp., First Out Term Loan	11.920%	3-Month LIBOR	7.500%	2/15/23	N/R	152,390
387	Checkout Holding Corp., Last Out Term Loan, (cash 2.000, PIK 9.500%)	9.500%	1-Month LIBOR	9.500%	8/15/23	N/R	89,052
3,792	Clear Channel Outdoor Holdings, Inc., Term Loan B	8.198%	1 + 3 Month LIBOR	3.500%	8/21/26	B1	3,616,313
502	CSC Holdings, LLC, Term Loan	6.709%	1-Month LIBOR	2.250%	1/15/26	B+	484,025
292	CSC Holdings, LLC, Term Loan B1	6.709%	1-Month LIBOR	2.250%	7/17/25	B+	282,620
308	CSC Holdings, LLC, Term Loan B5	6.959%	1-Month LIBOR	2.500%	4/15/27	B+	286,909
2,388	CSC Holdings, LLC, Term Loan B6	8.822%	SOFR90A	4.500%	1/14/28	B1	2,269,073
214	Cumulus Media New Holdings Inc., Term Loan B	8.575%	1-Month LIBOR	3.750%	3/31/26	B	205,320
2,569	DirecTV Financing, LLC, Term Loan	9.570%	1-Month LIBOR	5.000%	8/02/27	BBB–	2,532,520
352	Dotdash Meredith Inc, Term Loan B	8.434%	SOFR30A	4.000%	12/01/28	B+	299,874
481	E.W. Scripps Company (The), Term Loan B2	7.132%	1-Month LIBOR	2.563%	5/01/26	BB	479,827
775	Formula One Holdings Limited., Term Loan B	7.811%	TSFR1M	3.250%	1/15/30	BB+	778,956
2,248	iHeartCommunications, Inc., Term Loan	7.570%	1-Month LIBOR	3.000%	5/01/26	BB–	2,219,804
9	LCPR Loan Financing LLC, Term Loan B	8.209%	1-Month LIBOR	3.750%	10/15/28	BB+	8,872
1,062	McGraw-Hill Global Education Holdings, LLC, Term Loan	8.316%	6-Month LIBOR	4.750%	7/30/28	BB+	1,019,021
84	Mission Broadcasting, Inc., Term Loan B	6.869%	1-Month LIBOR	2.500%	6/03/28	BBB–	83,307
182	Outfront Media Capital LLC, Term Loan B	6.320%	1-Month LIBOR	1.750%	11/18/26	Ba1	180,408
530	WideOpenWest Finance LLC, Term Loan B	7.580%	SOFR90A	3.000%	12/20/28	BB	527,267
2,074	Ziggo Financing Partnership, Term Loan I	6.959%	1-Month LIBOR	2.500%	4/30/28	BB	2,060,364
23,178	Total Media						22,220,270

	Multiline Retail – 0.2% (0.1% of Total Investments)

1,199	Belk, Inc., Term Loan, (cash 5.000%, PIK 8.000%)	17.440%	3-Month LIBOR	13.000%	7/31/25	CCC–	222,520
247	Belk, Inc., Term Loan	12.199%	3-Month LIBOR	7.500%	7/31/25	B–	212,346
1,446	Total Multiline Retail						434,866

	Oil, Gas & Consumable Fuels – 3.7% (2.3% of Total Investments)

637	BCP Renaissance Parent LLC, Term Loan B3	8.061%	TSFR1M	3.500%	10/31/26	B+	636,810
601	Buckeye Partners, L.P., Term Loan B	6.634%	1-Month LIBOR	2.250%	11/01/26	BBB–	602,109

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$218	EG America LLC, Term Loan	8.730%	3-Month LIBOR	4.000%	2/05/25	B–	$210,965
1,369	Freeport LNG Investments, LLLP, Term Loan A, (DD1)	7.808%	3-Month LIBOR	3.000%	11/16/26	N/R	1,333,954
1,406	Gulf Finance, LLC, Term Loan	11.344%	1-Month LIBOR	6.750%	8/25/26	B	1,373,831
165	M6 ETX Holdings II Midco LLC, Term Loan B	9.158%	SOFR90A	4.500%	8/11/29	BB+	164,588
1,334	QuarterNorth Energy Holding Inc., Exit Term Loan, Second Lien	12.570%	1-Month LIBOR	8.000%	8/27/26	B	1,329,549
658	TransMontaigne Operating Company L.P., Term Loan B	8.028%	1-Month LIBOR	3.500%	11/05/28	BB	657,320
1,086	Traverse Midstream Partners LLC, Term Loan	8.800%	SOFR90A	4.250%	9/27/24	B+	1,088,294
350	Whitewater Whistler Holdings LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	350,000
7,824	Total Oil, Gas & Consumable Fuels						7,747,420

	Paper & Forest Products – 0.1% (0.0% of Total Investments)

142	Asplundh Tree Expert, LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	141,671

	Personal Products – 0.3% (0.2% of Total Investments)

284	Conair Holdings, LLC, Term Loan B	8.480%	3-Month LIBOR	3.750%	5/17/28	B–	246,106
70	Coty Inc., Term Loan B	6.645%	1-Month LIBOR	2.250%	4/05/25	BB–	69,273
385	Kronos Acquisition Holdings Inc., Term Loan B, (DD1)	8.485%	3-Month LIBOR	3.750%	12/22/26	B2	375,974
739	Total Personal Products						691,353

	Pharmaceuticals – 4.1% (2.6% of Total Investments)

450	Catalent Pharma Solutions Inc., Term Loan B3	6.563%	1-Month LIBOR	2.000%	2/22/28	BBB–	449,714
445	Elanco Animal Health Incorporated, Term Loan B	6.119%	1-Month LIBOR	1.750%	8/01/27	BBB–	438,476
3,230	Jazz Financing Lux S.a.r.l., Term Loan	8.070%	1-Month LIBOR	3.500%	5/05/28	BB+	3,230,630
751	Mallinckrodt International Finance S.A., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B3	577,693
2,497	Mallinckrodt International Finance S.A., Term Loan, (DD1)	9.986%	3-Month LIBOR	5.250%	9/30/27	B3	1,922,675
28	Mallinckrodt International Finance S.A., Term Loan B, (DD1) (5)	9.986%	3-Month LIBOR	5.250%	9/24/24	B	21,518
1,621	Organon & Co, Term Loan	7.750%	3-Month LIBOR	3.000%	6/02/28	BB	1,621,752
389	Perrigo Investments, LLC, Term Loan B	7.161%	SOFR30A	2.500%	4/05/29	Baa3	390,504
9,411	Total Pharmaceuticals						8,652,962

	Professional Services – 2.2% (1.3% of Total Investments)

282	CHG Healthcare Services Inc., Term Loan	7.820%	1-Month LIBOR	3.250%	9/30/28	B1	280,013
485	Creative Artists Agency, LLC , Term Loan B	8.320%	1-Month LIBOR	3.750%	11/26/26	B	485,834
1,272	Dun & Bradstreet Corporation (The), Term Loan	7.767%	1-Month LIBOR	3.250%	2/08/26	BB+	1,271,519
720	EAB Global, Inc., Term Loan	8.070%	1-Month LIBOR	3.500%	8/16/28	B2	697,380
327	Physician Partners LLC, Term Loan	8.661%	SOFR30A	4.000%	2/01/29	B	313,809
1,482	Verscend Holding Corp., Term Loan B	8.570%	1-Month LIBOR	4.000%	8/27/25	BB–	1,482,513
4,568	Total Professional Services						4,531,068

	Real Estate Management & Development – 0.3% (0.2% of Total Investments)

291	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B	7.320%	1-Month LIBOR	2.750%	8/21/25	BB	290,194
367	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B	7.816%	1-Month LIBOR	2.750%	8/21/25	BB	366,006
658	Total Real Estate Management & Development						656,200

	Road & Rail – 1.7% (1.0% of Total Investments)

228	Genesee & Wyoming Inc. (New), Term Loan	6.730%	3-Month LIBOR	2.000%	12/30/26	BB+	228,243
648	Hertz Corporation, (The), Term Loan B	7.820%	1-Month LIBOR	3.250%	6/30/28	BB+	646,738

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Road & Rail (continued)

$124	Hertz Corporation, (The), Term Loan C	7.820%	1-Month LIBOR	3.250%	6/30/28	BB+	$123,520
1,431	Uber Technologies, Inc., Term Loan B, First Lien	8.235%	3-Month LIBOR	3.500%	4/04/25	Ba3	1,433,028
1,083	XPO Logistics, Inc., Term Loan B	6.134%	1-Month LIBOR	1.750%	2/24/25	BB+	1,081,591
3,514	Total Road & Rail						3,513,120

	Semiconductors & Semiconductor Equipment – 0.5% (0.3% of Total Investments)

562	Bright Bidco B.V., Term Loan	12.676%	TSFR3M	8.000%	10/31/27	B	491,450
518	Entegris, Inc., Term Loan B	7.571%	SOFR30A + SOFR90A	3.000%	7/06/29	Baa3	520,834
1,080	Total Semiconductors & Semiconductor Equipment						1,012,284

	Software – 16.2% (10.0% of Total Investments)

459	Apttus Corporation, Term Loan	9.075%	3-Month LIBOR	4.250%	5/06/28	BB	447,139
461	Avaya, Inc., Term Loan	14.478%	SOFR30A	10.000%	12/15/27	Caa2	270,838
1,866	Banff Merger Sub Inc, Term Loan, (DD1)	8.320%	1-Month LIBOR	3.750%	10/02/25	B2	1,835,631
339	Camelot U.S. Acquisition LLC, Term Loan B	7.517%	1-Month LIBOR	3.000%	10/31/26	B1	338,561
400	Camelot U.S. Acquisition LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	400,188
247	CCC Intelligent Solutions Inc., Term Loan B	6.797%	1-Month LIBOR	2.250%	9/21/28	B+	247,314
1,115	CDK Global, Inc., Term Loan B	9.080%	SOFR90A	4.500%	6/09/29	B+	1,114,130
1,142	Ceridian HCM Holding Inc., Term Loan B	7.070%	1-Month LIBOR	2.500%	4/30/25	B+	1,138,433
1,496	DTI Holdco, Inc., Term Loan	9.426%	SOFR90A	4.750%	4/21/29	B2	1,431,724
2,707	Epicor Software Corporation, Term Loan	7.820%	1-Month LIBOR	3.250%	7/31/27	B2	2,663,707
2,038	Finastra USA, Inc., Term Loan, First Lien	8.325%	3-Month LIBOR	3.500%	6/13/24	B+	1,919,750
2,355	Greeneden U.S. Holdings II, LLC, Term Loan B4	8.570%	1-Month LIBOR	4.000%	12/01/27	B2	2,317,083
233	Greenway Health, LLC, Term Loan, First Lien	8.480%	3-Month LIBOR	3.750%	2/16/24	CCC+	162,849
2,183	Informatica LLC, Term Loan B	7.375%	1-Month LIBOR	2.750%	10/14/28	BB–	2,182,812
428	iQor US Inc., Second Out Term Loan	12.047%	1-Month LIBOR	7.500%	11/19/25	CCC+	309,966
1,057	McAfee, LLC, Term Loan B	8.184%	SOFR30A	3.750%	2/03/29	BB+	1,000,323
2,331	NortonLifeLock Inc., Term Loan B	6.661%	SOFR30A	2.000%	1/28/29	BBB–	2,328,433
3,125	Open Text Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	3,125,000
666	Polaris Newco LLC, Term Loan B	8.730%	3-Month LIBOR	4.000%	6/04/28	B2	633,967
246	Project Ruby Ultimate Parent Corp., Term Loan	7.820%	1-Month LIBOR	3.250%	3/10/28	B	237,949
907	Proofpoint, Inc., Term Loan, First Lien	7.985%	3-Month LIBOR	3.250%	8/31/28	BB–	890,928
248	RealPage, Inc, Term Loan, First Lien	7.547%	1-Month LIBOR	3.000%	4/22/28	B+	242,843
1,254	Sophia, L.P., Term Loan B	8.230%	3-Month LIBOR	3.500%	10/07/27	B2	1,237,887
790	SS&C European Holdings Sarl, Term Loan B4, (DD1)	6.320%	1-Month LIBOR	1.750%	4/16/25	BB+	789,688
898	SS&C Technologies Inc., Term Loan B3, (DD1)	6.320%	1-Month LIBOR	1.750%	4/16/25	BB+	897,865
164	SS&C Technologies Inc., Term Loan B6	6.811%	SOFR30A	2.250%	3/22/29	BB+	163,706
247	SS&C Technologies Inc., Term Loan B7	6.911%	SOFR30A	2.250%	3/22/29	BB+	246,667
913	Ultimate Software Group Inc (The), Term Loan	8.032%	3-Month LIBOR	3.250%	5/03/26	B1	900,140
484	Ultimate Software Group Inc (The), Term Loan B	8.575%	3-Month LIBOR	3.750%	5/03/26	B1	479,788
562	Vision Solutions, Inc., Term Loan	8.818%	3-Month LIBOR	4.000%	5/28/28	B2	494,990
2,202	Zelis Healthcare Corporation, Term Loan	8.070%	1-Month LIBOR	3.500%	9/30/26	B	2,200,401
1,264	ZoomInfo LLC, Term Loan B	7.661%	TSFR1M	3.000%	2/01/26	BB+	1,270,425
34,827	Total Software						33,921,125

	Specialty Retail – 4.6% (2.8% of Total Investments)

243	Academy, Ltd., Term Loan	8.119%	1-Month LIBOR	3.750%	11/06/27	BB	243,856
1,144	Avis Budget Car Rental, LLC, Term Loan B	6.320%	1-Month LIBOR	1.750%	8/06/27	BB+	1,131,354
615	Avis Budget Car Rental, LLC, Term Loan C	8.161%	SOFR30A	3.500%	3/15/29	BB+	616,163
169	Driven Holdings, LLC, Term Loan B	7.738%	3-Month LIBOR	3.000%	12/17/28	B3	165,491
909	Jo-Ann Stores, Inc., Term Loan B1	9.572%	3-Month LIBOR	4.750%	6/30/28	CCC+	531,598

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Specialty Retail (continued)

$869	LBM Acquisition LLC, Term Loan B	8.852%	6-Month LIBOR	3.750%	12/18/27	B+	$788,033
322	Les Schwab Tire Centers, Term Loan B	6.580%	3-Month LIBOR	3.250%	11/02/27	B	321,704
3,940	PetSmart, Inc., Term Loan B	8.411%	TSFR1M	3.750%	2/12/28	BB	3,918,665
890	Restoration Hardware, Inc., Term Loan B	7.070%	1-Month LIBOR	2.500%	10/15/28	BB	858,237
213	SRS Distribution Inc., Term Loan	8.161%	TSFR1M	3.500%	6/04/28	B–	205,645
303	Staples, Inc., Term Loan	9.440%	3-Month LIBOR	5.000%	4/12/26	B	284,282
510	Wand NewCo 3, Inc., Term Loan	7.570%	1-Month LIBOR	3.000%	2/05/26	B2	498,255
10,127	Total Specialty Retail						9,563,283

	Technology Hardware, Storage & Peripherals – 0.2% (0.1% of Total Investments)

480	NCR Corporation, Term Loan	7.330%	3-Month LIBOR	2.500%	8/28/26	BB+	479,175

	Textiles, Apparel & Luxury Goods – 0.4% (0.3% of Total Investments)

762	Birkenstock GmbH & Co. KG, Term Loan B	7.690%	3-Month LIBOR	3.250%	4/28/28	BB–	761,555
150	New Trojan Parent, Inc., Term Loan, First Lien	7.764%	1-Month LIBOR	3.250%	1/06/28	B–	105,351
912	Total Textiles, Apparel & Luxury Goods						866,906

	Trading Companies & Distributors – 0.7% (0.5% of Total Investments)

985	Core & Main LP, Term Loan B	7.313%	1 + 6 Month LIBOR	2.500%	6/10/28	B+	984,537
580	Resideo Funding Inc., Term Loan	6.807%	1 + 3 + 6 Month LIBOR	2.250%	2/12/28	BBB–	581,124
1,565	Total Trading Companies & Distributors						1,565,661

	Transportation Infrastructure – 0.7% (0.5% of Total Investments)

1,106	Brown Group Holding, LLC, Term Loan B	7.047%	1-Month LIBOR	2.500%	4/22/28	B+	1,102,718
399	Brown Group Holding, LLC, Term Loan B2	8.369%	SOFR30A + SOFR90A	3.750%	6/09/29	B+	399,722
1,505	Total Transportation Infrastructure						1,502,440

	Wireless Telecommunication Services – 1.1% (0.7% of Total Investments)

739	GOGO Intermediate Holdings LLC, Term Loan B	8.575%	3-Month LIBOR	3.750%	4/30/28	B+	739,145
1,606	Intelsat Jackson Holdings S.A., Term Loan B	7.445%	SOFR180A	4.500%	1/27/29	BB–	1,583,708
2,345	Total Wireless Telecommunication Services						2,322,853
$298,085	Total Variable Rate Senior Loan Interests (cost $292,028,174)						280,063,377

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 22.5% (13.9% of Total Investments)

	Aerospace & Defense – 0.3% (0.2% of Total Investments)

$757	TransDigm Inc			4.625%	1/15/29	B–	$682,935

	Airlines – 0.5% (0.3% of Total Investments)

505	Delta Air Lines Inc			3.750%	10/28/29	Baa3	446,874
398	United Airlines Inc, 144A			4.625%	4/15/29	Ba1	363,020
302	United Airlines Inc, 144A			4.375%	4/15/26	Ba1	286,699
1,205	Total Airlines						1,096,593

	Auto Components – 0.7% (0.5% of Total Investments)

1,105	Adient Global Holdings Ltd, 144A			4.875%	8/15/26	BB–	1,049,098
480	Dana Financing Luxembourg Sarl, 144A			5.750%	4/15/25	BB+	475,200
1,585	Total Auto Components						1,524,298

	Chemicals – 1.4% (0.9% of Total Investments)

1,650	Celanese US Holdings LLC			5.900%	7/05/24	BBB–	1,659,477
522	Rayonier AM Products Inc, 144A			7.625%	1/15/26	B+	488,080
899	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc, 144A			5.375%	9/01/25	B2	786,625
3,071	Total Chemicals						2,934,182

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Commercial Services & Supplies – 0.9% (0.6% of Total Investments)

$575	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB–	$563,523
750	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	3.375%	8/31/27	BB–	665,513
780	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B–	739,752
2,105	Total Commercial Services & Supplies				1,968,788

	Communications Equipment – 1.4% (0.8% of Total Investments)

4,785	Avaya Inc, 144A	6.125%	9/15/28	Caa2	1,459,425
750	Commscope Inc, 144A	8.250%	3/01/27	CCC+	637,912
505	Commscope Inc, 144A	4.750%	9/01/29	B1	420,342
400	CommScope Technologies LLC, 144A	5.000%	3/15/27	CCC+	305,391
6,440	Total Communications Equipment				2,823,070

	Containers & Packaging – 0.1% (0.1% of Total Investments)

300	Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC, 144A	4.375%	9/30/28	B+	266,638

	Diversified Telecommunication Services – 1.1% (0.7% of Total Investments)

1,540	Frontier Communications Holdings LLC, 144A	5.875%	10/15/27	BB+	1,470,577
506	Frontier Communications Holdings LLC, 144A	6.000%	1/15/30	BB–	415,643
340	Frontier Communications Holdings LLC, 144A	5.000%	5/01/28	BB+	309,111
250	Frontier Communications Holdings LLC	5.875%	11/01/29	CCC+	203,815
2,636	Total Diversified Telecommunication Services				2,399,146

	Electric Utilities – 0.7% (0.4% of Total Investments)

1,735	Bruce Mansfield Unit 1 2007 Pass Through Trust (5)	6.850%	6/01/34	N/R	2,169
490	Pacific Gas and Electric Co	4.550%	7/01/30	BBB–	457,009
641	PG&E Corp	5.000%	7/01/28	BB	600,649
300	Talen Energy Supply LLC, 144A (5)	7.250%	5/15/27	N/R	312,244
3,166	Total Electric Utilities				1,372,071

	Energy Equipment & Services – 0.2% (0.2% of Total Investments)

500	Weatherford International Ltd, 144A	8.625%	4/30/30	B	504,705

	Entertainment – 0.8% (0.5% of Total Investments)

2,586	AMC Entertainment Holdings Inc, (cash 10.000%, PIK 12.000%), 144A	10.000%	6/15/26	Caa3	1,289,522
1,285	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	Caa2	94,768
1,775	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	Ca	35,500
500	Lions Gate Capital Holdings LLC, 144A	5.500%	4/15/29	B–	325,000
6,146	Total Entertainment				1,744,790

	Equity Real Estate Investment Trusts (REITs) – 0.5% (0.3% of Total Investments)

1,650	American Tower Corp	2.950%	1/15/51	BBB+	1,086,711

	Health Care Equipment & Supplies – 0.2% (0.1% of Total Investments)

505	Mozart Debt Merger Sub Inc, 144A	3.875%	4/01/29	BB–	431,782

	Health Care Providers & Services – 1.2% (0.7% of Total Investments)

65	HCA Inc	5.375%	2/01/25	BBB–	65,246
880	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	587,836
300	Select Medical Corp, 144A	6.250%	8/15/26	B–	293,004
302	Tenet Healthcare Corp	4.875%	1/01/26	BB–	294,139
1,100	Tenet Healthcare Corp	6.125%	10/01/28	B+	1,028,588
90	Tenet Healthcare Corp	0.000%	2/01/27	N/R	87,975
68	Tenet Healthcare Corp	4.625%	7/15/24	BB–	67,065
2,805	Total Health Care Providers & Services				2,423,853

	Hotels, Restaurants & Leisure – 1.1% (0.7% of Total Investments)

1,562	1011778 BC ULC / New Red Finance Inc, 144A	4.000%	10/15/30	B+	1,329,653
302	1011778 BC ULC / New Red Finance Inc, 144A	3.500%	2/15/29	BB+	264,232

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Hotels, Restaurants & Leisure (continued)

$398	Caesars Entertainment Inc, 144A	6.250%	7/01/25	Ba3	$396,467
302	Life Time Inc, 144A	5.750%	1/15/26	B+	290,228
2,564	Total Hotels, Restaurants & Leisure				2,280,580

	Independent Power Producers & Energy Traders – 0.7% (0.4% of Total Investments)

984	Talen Energy Supply LLC, 144A (5)	7.625%	6/01/28	N/R	1,025,729
450	Ziggo Bond Co BV, 144A	6.000%	1/15/27	B–	425,601
1,434	Total Independent Power Producers & Energy Traders				1,451,330

	Insurance – 0.1% (0.0% of Total Investments)

155	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A	4.250%	10/15/27	B	142,050

	Interactive Media & Services – 0.3% (0.2% of Total Investments)

1,107	Rackspace Technology Global Inc, 144A	3.500%	2/15/28	B–	665,584

	Internet Software & Services – 0.5% (0.3% of Total Investments)

2,638	Rackspace Technology Global Inc, 144A	5.375%	12/01/28	CCC+	971,945

	IT Services – 0.2% (0.1% of Total Investments)

500	Ahead DB Holdings LLC, 144A	6.625%	5/01/28	CCC+	422,500

	Media – 3.3% (2.0% of Total Investments)

2,200	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/01/42	BBB–	1,530,183
2,123	CSC Holdings LLC, 144A	3.375%	2/15/31	B+	1,480,792
1,380	iHeartCommunications Inc, 144A	5.250%	8/15/27	BB–	1,235,969
574	iHeartCommunications Inc	8.375%	5/01/27	B–	514,150
4	iHeartCommunications Inc	6.375%	5/01/26	BB–	3,689
230	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB+	202,400
691	McGraw-Hill Education Inc, 144A	5.750%	8/01/28	BB+	607,136
1,508	VZ Secured Financing BV, 144A	5.000%	1/15/32	BB	1,291,346
8,710	Total Media				6,865,665

	Metals & Mining – 0.2% (0.1% of Total Investments)

485	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B+	470,147

	Oil, Gas & Consumable Fuels – 3.5% (2.2% of Total Investments)

500	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	8.125%	1/15/27	B–	482,409
1,715	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	1,723,575
595	Citgo Petroleum Corp, 144A	7.000%	6/15/25	BB	589,990
325	Gulfport Energy Corp, 144A	8.000%	5/17/26	BB–	322,013
302	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	6.250%	11/01/28	BB+	290,074
302	MEG Energy Corp, 144A	5.875%	2/01/29	BB–	288,410
1,417	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	B	1,345,667
250	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	11/01/23	Caa2	250,323
250	NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	Caa2	221,875
250	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	4/15/26	Caa2	212,462
621	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB	618,674
1,125	PBF Holding Co LLC / PBF Finance Corp	6.000%	2/15/28	BB	1,060,695
7,652	Total Oil, Gas & Consumable Fuels				7,406,167

	Pharmaceuticals – 0.2% (0.1% of Total Investments)

430	ORGANON & CO/ORG, 144A	5.125%	4/30/31	BB–	388,200

	Software – 0.3% (0.2% of Total Investments)

700	Condor Merger Sub Inc, 144A	7.375%	2/15/30	CCC+	581,418

	Specialty Retail – 1.6% (1.0% of Total Investments)

2,410	Hertz Corp/The, 144A	4.625%	12/01/26	B+	2,144,900
1,010	Michaels Cos Inc/The, 144A	7.875%	5/01/29	Caa1	767,600

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Specialty Retail (continued)

$290	PetSmart Inc / PetSmart Finance Corp, 144A	4.750%	2/15/28	BB	$268,245
125	PetSmart Inc / PetSmart Finance Corp, 144A	7.750%	2/15/29	B–	122,843
3,835		Total Specialty Retail			3,303,588

	Wireless Telecommunication Services – 0.5% (0.3% of Total Investments)

1,305	Vmed O2 UK Financing I PLC, 144A	4.250%	1/31/31	BB+	1,089,675
$64,386		Total Corporate Bonds (cost $53,182,698)			47,298,411

Shares	Description (1)				Value

	COMMON STOCKS – 4.9% (3.0% of Total Investments)

	Banks – 0.0% (0.0% of Total Investments)

15,167		iQor US Inc (7)			$56,876

	Communications Equipment – 0.1% (0.0% of Total Investments)

9,071		Windstream Services PE LLC (7)			92,415

	Construction & Engineering – 0.0% (0.0% of Total Investments)

1,013		TNT Crane & Rigging Inc (7)			6,415
1,797		TNT Crane & Rigging Inc (7)			180
		Total Construction & Engineering			6,595

	Diversified Consumer Services – 0.1% (0.1% of Total Investments)

12,578		Cengage Learning Holdings II Inc (7)			140,723

	Diversified Telecommunication Services – 0.0% (0.0% of Total Investments)

8,135		Windstream Services PE LLC (7)			82,879

	Energy Equipment & Services – 2.3% (1.4% of Total Investments)

33,080		Quarternorth Energy Holding Inc (7)			4,509,896
40,007		Transocean Ltd (7)			269,647
5,623		Vantage Drilling International (7)			89,968
		Total Energy Equipment & Services			4,869,511

	Entertainment – 0.0% (0.0% of Total Investments)

6,268		Metro-Goldwyn-Mayer Inc (7)			27,893

	Health Care Equipment & Supplies – 0.2% (0.1% of Total Investments)

28,622		Onex Carestream Finance LP (7)			429,330

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

33,563		Millennium Health LLC (7), (8)			1,443
35,750		Millennium Health LLC (7), (8)			5,112
		Total Health Care Providers & Services			6,555

	Hotels, Restaurants & Leisure – 0.0% (0.0% of Total Investments)

55,426		24 Hour Fitness Worldwide Inc (7)			555
116,526		24 Hour Fitness Worldwide Inc (7)			932
		Total Hotels, Restaurants & Leisure			1,487

	Independent Power And Renewable Electricity Producers – 1.4% (0.9% of Total Investments)

37,457		Energy Harbor Corp (7), (9)			2,865,461

	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)

5,388		Catalina Marketing Corp (7)			1,347

	Marine – 0.0% (0.0% of Total Investments)

430		ACBL HLDG CORP (7)			16,125

Shares	Description (1)			Value

	Media – 0.0% (0.0% of Total Investments)

4	Cumulus Media Inc, Class A (7)			$27
775,233	Hibu plc (7)			—
	Total Media			27

	Multiline Retail – 0.0% (0.0% of Total Investments)

148	Belk Inc (7)			1,295

	Oil, Gas & Consumable Fuels – 0.6% (0.4% of Total Investments)

4,261	California Resources Corp			182,073
7,189	Chord Energy Corp			1,030,399
160	Quarternorth Energy Holding Inc (7)			21,813
	Total Oil, Gas & Consumable Fuels			1,234,285

	Professional Services – 0.1% (0.0% of Total Investments)

48,296	Skillsoft Corp (7)			92,728

	Semiconductors & Semiconductor Equipment – 0.1% (0.1% of Total Investments)

10,899	Bright Bidco BV (7), (8)			145,584
7,979	Bright Bidco BV (7)			131,094
	Total Semiconductors & Semiconductor Equipment			276,678
	Total Common Stocks (cost $14,178,899)			10,202,210

Shares	Description (1)			Value

	WARRANTS – 1.1% (0.7% of Total Investments)

	Energy Equipment & Services – 1.1% (0.7% of Total Investments)

14,599	Quarternorth Energy Holding Inc			$1,990,325
22,626	Quarternorth Energy Holding Inc			147,069
11,748	Quarternorth Energy Holding Inc			105,732
	Total Energy Equipment & Services			2,243,126

	Entertainment – 0.0% (0.0% of Total Investments)

102,295	Cineworld Warrant			—

	Industrial Conglomerates – 0.0% (0.0% of Total Investments)

12,790	American Commercial Barge Line LLC			6,395

	Marine – 0.0% (0.0% of Total Investments)

452	ACBL HLDG CORP			16,950
1,682	ACBL HLDG CORP			42,050
1,279	ACBL HLDG CORP			62,031
16,820	American Commercial Barge Line LLC			6,308
	Total Marine			127,339

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

188	California Resources Corp			2,059

	Wireless Telecommunication Services – 0.0% (0.0% of Total Investments)

1	Intelsat SA/Luxembourg			1
	Total Warrants (cost $419,825)			2,378,920

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.1% (0.0% of Total Investments)

	Communications Equipment – 0.0% (0.0% of Total Investments)

8,660	Riverbed Technology Inc	0.000%	N/R	$87

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Shares	Description (1)	Coupon	Ratings (4)	Value

	Marine – 0.1% (0.0% of Total Investments)

1,821	ACBL HLDG CORP	0.000%	N/R	$88,318
1,600	ACBL HLDG CORP	0.000%	N/R	40,000
	Total Marine			128,318
	Total Convertible Preferred Securities (cost $247,327)			128,405
	Total Long-Term Investments (cost $360,056,923)			340,071,323
	Borrowings – (42.8)% (10), (11)			(89,800,000)
	Taxable Fund Preferred Shares, net of deferred offering costs – (18.9)%(12)			(39,638,851)
	Other Assets & Liabilities, Net – (0.3)%			(735,604)
	Net Assets Applicable to Common Shares – 100%			$209,896,868

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(6)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(7)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(8)	For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.

(10)	Borrowings as a percentage of Total Investments is 26.4%.

(11)

The fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(12)	Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.7%.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

SOFR 180A	180 Day Average Secured Overnight Financing Rate

SOFR 30A	30 Day Average Secured Overnight Financing Rate

SOFR 90A	90 Day Average Secured Overnight Financing Rate

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

TSFR 1M	CME Term SOFR 1 Month

TSFR 3M	CME Term SOFR 3 Month

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

JFR	Nuveen Floating Rate Income Fund Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 163.2% (100.0% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 133.1% (81.5% of Total Investments) (2)

	Aerospace & Defense – 1.3% (0.8% of Total Investments)

$1,727	TransDigm, Inc., Term Loan E	6.980%	3-Month LIBOR	2.250%	5/30/25	Ba3	$1,726,161
2,760	TransDigm, Inc., Term Loan F, (DD1)	6.980%	3-Month LIBOR	2.250%	12/09/25	Ba3	2,757,830
2,183	TransDigm, Inc., Term Loan H	7.830%	SOFR90A	3.250%	2/22/27	Ba3	2,189,964
6,670	Total Aerospace & Defense						6,673,955

	Airlines – 3.9% (2.4% of Total Investments)

2,802	AAdvantage Loyalty IP Ltd., Term Loan	9.558%	3-Month LIBOR	4.750%	4/20/28	Ba2	2,881,815
1,047	Air Canada, Term Loan B	8.130%	3-Month LIBOR	3.500%	8/11/28	Ba2	1,050,170
1,526	American Airlines, Inc., Term Loan, First Lien	6.297%	1-Month LIBOR	1.750%	1/29/27	Ba3	1,484,509
4,762	Kestrel Bidco Inc., Term Loan B	7.508%	1-Month LIBOR	3.000%	12/11/26	B+	4,586,778
1,330	Mileage Plus Holdings LLC, Term Loan B	9.996%	3-Month LIBOR	5.250%	6/20/27	Baa3	1,389,148
6,267	SkyMiles IP Ltd., Term Loan B	8.558%	3-Month LIBOR	3.750%	10/20/27	Baa1	6,491,342
2,948	United Airlines, Inc., Term Loan B	8.568%	3-Month LIBOR	3.750%	4/21/28	Ba1	2,952,997
20,682	Total Airlines						20,836,759

	Auto Components – 0.9% (0.5% of Total Investments)

813	Adient US LLC, Term Loan B	7.820%	1-Month LIBOR	3.250%	4/08/28	BB+	812,072
2,958	Clarios Global LP, Term Loan B	7.820%	1-Month LIBOR	3.250%	4/30/26	B1	2,954,796
874	DexKo Global Inc., Term Loan B	8.480%	3-Month LIBOR	3.750%	10/04/28	B2	809,974
4,645	Total Auto Components						4,576,842

	Beverages – 2.0% (1.2% of Total Investments)

1,529	Arterra Wines Canada, Inc., Term Loan	8.230%	3-Month LIBOR	3.500%	11/25/27	B	1,490,098
1,704	City Brewing Company, LLC, Term Loan	8.330%	3-Month LIBOR	3.500%	4/05/28	CCC	800,827
2,238	Naked Juice LLC, Term Loan	7.930%	SOFR90A	3.250%	1/20/29	B2	2,069,042
328	Naked Juice LLC, Term Loan, Second Lien	10.680%	SOFR90A	6.000%	1/20/30	CCC	275,213
2,875	Sunshine Investments B.V., Term Loan	8.515%	TSFR3M	4.250%	5/05/29	B+	2,860,625
3,145	Triton Water Holdings, Inc, Term Loan	8.230%	3-Month LIBOR	3.500%	3/31/28	B1	3,001,783
11,819	Total Beverages						10,497,588

	Biotechnology – 0.6% (0.4% of Total Investments)

3,511	Grifols Worldwide Operations USA, Inc., Term Loan B	6.570%	1-Month LIBOR	2.000%	11/15/27	BB+	3,453,643

	Building Products – 1.9% (1.2% of Total Investments)

4,269	Chamberlain Group Inc, Term Loan B	7.820%	1-Month LIBOR	3.250%	10/22/28	B	4,128,967
946	Cornerstone Building Brands, Inc., Term Loan B	7.709%	1-Month LIBOR	3.250%	4/12/28	B	888,002
461	Griffon Corporation, Term Loan B	7.009%	Prime	1.500%	1/19/29	BB	460,047
3,177	Quikrete Holdings, Inc., Term Loan, First Lien	7.195%	1-Month LIBOR	2.625%	1/31/27	Ba2	3,164,690
910	Standard Industries Inc., Term Loan B	6.425%	3-Month LIBOR	2.250%	9/22/28	BBB–	910,486
444	Zurn Holdings, Inc., Term Loan B	6.570%	1-Month LIBOR	2.000%	10/04/28	BB+	444,856
10,207	Total Building Products						9,997,048

	Capital Markets – 0.5% (0.3% of Total Investments)

2,481	Astra Acquisition Corp., Term Loan, First Lien	9.820%	1-Month LIBOR	5.250%	10/22/28	BB–	2,199,333
480	Motion Finco LLC,Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	474,314
2,961	Total Capital Markets						2,673,647

	Chemicals – 2.0% (1.2% of Total Investments)

796	ASP Unifrax Holdings Inc, Term Loan B	8.480%	3-Month LIBOR	3.750%	12/12/25	BB	723,256
231	Avient Corporation, Term Loan B	7.926%	SOFR90A	3.250%	8/29/29	BB+	231,388

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Chemicals (continued)

$2,000	Axalta Coating Systems Dutch Holding B B.V, Term Loan B	7.506%	TSFR3M	3.000%	12/08/29	BBB–	$2,011,250
1,166	Diamond (BC) B.V., Term Loan B	7.448%	1 + 3 Month LIBOR	2.750%	9/29/28	Ba3	1,155,917
2,220	Discovery Purchaser Corporation, Term Loan	8.963%	TSFR3M	4.375%	8/03/29	B–	2,130,745
1,017	INEOS Styrolution US Holding LLC, Term Loan B	7.320%	1-Month LIBOR	2.750%	1/29/26	BB+	1,016,919
1,154	Ineos US Finance LLC, Term Loan B	6.661%	1-Month LIBOR	2.000%	3/31/24	BBB–	1,157,886
248	Kraton Corporation, Term Loan	8.040%	SOFR90A	3.250%	3/15/29	BB	247,711
1,955	Trinseo Materials Operating S.C.A., Term Loan	6.570%	1-Month LIBOR	2.000%	9/09/24	Ba2	1,913,790
10,787	Total Chemicals						10,588,862

	Commercial Services & Supplies – 2.5% (1.6% of Total Investments)

1,712	Amentum Government Services Holdings LLC, Term Loan	8.283%	SOFR90A	4.000%	2/07/29	B1	1,691,077
693	Anticimex International AB, Term Loan B1	8.235%	3-Month LIBOR	3.500%	11/16/28	B	687,803
1,786	Covanta Holding Corporation, Term Loan B, (DD1)	7.034%	TSFR1M	2.500%	11/30/28	Ba1	1,789,374
135	Covanta Holding Corporation, Term Loan C, (DD1)	7.061%	TSFR1M	2.500%	11/30/28	Ba1	135,461
1,058	Garda World Security Corporation, Term Loan B	8.930%	3-Month LIBOR	4.250%	10/30/26	BB+	1,056,494
2,344	GFL Environmental Inc., Term Loan	7.825%	3-Month LIBOR	3.000%	5/30/25	BB–	2,352,673
988	Herman Miller, Inc, Term Loan B	6.570%	1-Month LIBOR	2.000%	7/19/28	BB+	977,166
1,540	Intrado Corporation, Term Loan	8.825%	3-Month LIBOR	4.000%	10/10/24	B1	1,449,870
839	Prime Security Services Borrower, LLC, Term Loan	7.517%	3-Month LIBOR	2.750%	9/23/26	BB–	839,909
564	Vertical US Newco Inc, Term Loan B	8.602%	6-Month LIBOR	3.500%	7/31/27	B+	554,506
700	West Corporation, Term Loan B1	8.075%	3-Month LIBOR	3.500%	10/10/24	B1	661,804
1,214	WIN Waste Innovations Holdings, Inc., Term Loan B	7.480%	3-Month LIBOR	2.750%	3/25/28	B1	1,169,495
13,573	Total Commercial Services & Supplies						13,365,632

	Communications Equipment – 2.8% (1.7% of Total Investments)

483	Avaya, Inc., Term Loan B	8.709%	1-Month LIBOR	4.250%	12/15/27	Caa2	128,751
3,105	CommScope, Inc., Term Loan B, (DD1)	7.820%	1-Month LIBOR	3.250%	4/04/26	B1	3,048,283
2,460	Delta TopCo, Inc., Term Loan B	8.154%	3-Month LIBOR	3.750%	12/01/27	B2	2,291,730
760	EOS Finco Sarl, Term Loan	10.604%	SOFR90A	6.000%	8/03/29	B	747,965
4,871	Maxar Technologies Ltd., Term Loan B	8.911%	SOFR30A	4.250%	6/09/29	B+	4,879,998
1,434	MLN US HoldCo LLC, Term Loan (5)	11.154%	TSFR3M	6.700%	10/18/27	CCC+	1,039,558
2,468	MLN US HoldCo LLC, Term Loan, First Lien (5)	8.252%	3-Month LIBOR	4.500%	11/30/25	CCC–	733,285
2,477	Riverbed Technology, Inc., Exit Term Loan, (cash 7.000%, PIK 2.000%)	6.270%	3-Month LIBOR	2.000%	12/07/26	Caa1	1,096,240
746	ViaSat, Inc., Term Loan	9.176%	TSFR1M	4.500%	3/04/29	BB+	747,534
18,804	Total Communications Equipment						14,713,344

	Construction & Engineering – 0.7% (0.4% of Total Investments)

268	Aegion Corporation, Term Loan	9.320%	1-Month LIBOR	4.750%	5/17/28	B	256,617
1,318	Centuri Group, Inc, Term Loan B	7.152%	3-Month LIBOR	2.500%	8/27/28	Ba2	1,312,673
1,435	Osmose Utilities Services, Inc., Term Loan	7.820%	1-Month LIBOR	3.250%	6/22/28	B	1,385,618
540	Pike Corporation, Term Loan B	7.570%	1-Month LIBOR	3.000%	1/21/28	Ba3	539,086
3,561	Total Construction & Engineering						3,493,994

	Consumer Finance – 0.8% (0.5% of Total Investments)

3,996	Fleetcor Technologies Operating Company, LLC, Term Loan B4	6.320%	1-Month LIBOR	1.750%	4/30/28	BB+	3,991,517

	Containers & Packaging – 2.1% (1.3% of Total Investments)

2,602	Berry Global, Inc., Term Loan Z	6.152%	1-Month LIBOR	1.750%	7/01/26	BBB–	2,600,453
1,543	Charter NEX US, Inc., Term Loan	8.320%	1-Month LIBOR	3.750%	12/01/27	B	1,537,017

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Containers & Packaging (continued)

$995	Clydesdale Acquisition Holdings Inc, Term Loan B	8.836%	SOFR30A	4.175%	3/30/29	B	$979,120
130	Klockner-Pentaplast of America, Inc., Term Loan B	8.259%	SOFR180A + 6 Month LIBOR	4.750%	2/09/26	B	116,143
1,432	Reynolds Group Holdings Inc. , Term Loan B	7.820%	1-Month LIBOR	3.250%	9/24/28	B+	1,428,116
1,307	Reynolds Group Holdings Inc. , Term Loan B2	7.820%	1-Month LIBOR	3.250%	2/05/26	B+	1,306,413
3,170	TricorBraun Holdings, Inc., Term Loan	7.820%	1-Month LIBOR	3.250%	3/03/28	B2	3,088,917
11,179	Total Containers & Packaging						11,056,179

	Diversified Consumer Services – 0.4% (0.2% of Total Investments)

828	GT Polaris, Inc., Term Loan	8.575%	3-Month LIBOR	3.750%	9/24/27	BB–	788,179
1,474	Spin Holdco Inc., Term Loan	8.765%	3-Month LIBOR	4.000%	3/04/28	B–	1,171,455
2,302	Total Diversified Consumer Services						1,959,634

	Diversified Financial Services – 1.8% (1.1% of Total Investments)

2,402	Avaya, Inc., Term Loan B2	8.459%	1-Month LIBOR	4.000%	12/15/27	Caa2	640,376
2,279	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	6.236%	1-Month LIBOR	1.750%	1/15/25	Baa2	2,285,690
4,284	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	5.986%	1-Month LIBOR	1.500%	2/12/27	Baa2	4,272,602
2,103	Ditech Holding Corporation, Term Loan (5)	0.000%	N/A	N/A	12/19/22	N/R	231,320
1,888	Trans Union, LLC, Term Loan B6	6.820%	1-Month LIBOR	2.250%	12/01/28	BBB–	1,886,736
12,956	Total Diversified Financial Services						9,316,724

	Diversified Telecommunication Services – 3.9% (2.4% of Total Investments)

1,751	Altice France S.A., Term Loan B12	8.517%	3-Month LIBOR	3.688%	1/31/26	B	1,689,340
5,806	Altice France S.A., Term Loan B13	8.650%	3-Month LIBOR	4.000%	8/14/26	B	5,616,919
6,462	CenturyLink, Inc., Term Loan B	6.820%	1-Month LIBOR	2.250%	3/15/27	BB+	6,258,255
1,099	Cincinnati Bell, Inc., Term Loan B2	7.911%	SOFR30A	3.250%	11/23/28	B+	1,095,928
1,516	Connect Finco Sarl, Term Loan B	8.070%	1-Month LIBOR	3.500%	12/12/26	B+	1,507,036
1,069	Cyxtera DC Holdings, Inc., Term Loan B	7.820%	3-Month LIBOR	3.000%	5/01/24	B3	880,299
3,946	Frontier Communications Corp., Term Loan B	8.500%	3-Month LIBOR	3.750%	10/08/27	BB+	3,878,742
21,649	Total Diversified Telecommunication Services						20,926,519

	Electric Utilities – 0.7% (0.4% of Total Investments)

1,153	ExGen Renewables IV, LLC, Term Loan	7.240%	3-Month LIBOR	2.500%	12/15/27	BB–	1,153,185
753	Pacific Gas & Electric Company, Term Loan	7.625%	1-Month LIBOR	3.000%	6/23/25	BB	753,351
1,665	Talen Energy Supply, LLC, Term Loan B (5)	8.320%	1-Month LIBOR	3.750%	7/08/26	N/R	1,693,472
3,571	Total Electric Utilities						3,600,008

	Electronic Equipment, Instruments & Components – 1.0% (0.6% of Total Investments)

1,837	II-VI Incorporated, Term Loan B	7.320%	1-Month LIBOR	2.750%	7/01/29	BBB–	1,836,252
2,000	Ingram Micro Inc., Term Loan B	8.230%	3-Month LIBOR	3.500%	7/02/28	BB+	1,998,264
1,633	TTM Technologies, Inc., Term Loan	6.869%	1-Month LIBOR	2.500%	9/28/24	BB+	1,633,490
5,470	Total Electronic Equipment, Instruments & Components						5,468,006

	Entertainment – 1.3% (0.8% of Total Investments)

2,214	AMC Entertainment Holdings, Inc. , Term Loan B	7.430%	1-Month LIBOR	3.000%	4/22/26	B–	1,316,858
5,092	Crown Finance US, Inc., Term Loan (5)	0.000%	N/A	N/A	2/28/25	D	892,396
675	Crown Finance US, Inc., Term Loan (5)	0.000%	N/A	N/A	9/20/26	D	111,032
1,387	Diamond Sports Group, LLC, Term Loan, Second Lien	8.025%	SOFR90A	3.250%	8/24/26	Caa2	113,580
648	Lions Gate Capital Holdings LLC, Term Loan B	6.820%	1-Month LIBOR	2.250%	3/24/25	Ba2	639,385
1,144	Springer Nature Deutschland GmbH, Term Loan B18	7.730%	1-Month LIBOR	3.000%	8/14/26	BB+	1,144,895
891	Univision Communications Inc., Term Loan C5	7.320%	1-Month LIBOR	2.750%	3/15/24	B+	891,841

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Entertainment (continued)

$1,560	Virgin Media Bristol LLC, Term Loan Q	7.709%	1-Month LIBOR	3.250%	1/31/29	BB+	$1,563,292
13,611	Total Entertainment						6,673,279

	Food & Staples Retailing – 0.7% (0.4% of Total Investments)

2,109	US Foods, Inc., (DD1)	6.570%	1-Month LIBOR	2.000%	9/13/26	BB	2,108,458
1,345	US Foods, Inc., Term Loan B	7.320%	1-Month LIBOR	2.750%	11/22/28	BB	1,348,250
3,454	Total Food & Staples Retailing						3,456,708

	Food Products – 1.1% (0.7% of Total Investments)

1,287	8th Avenue Food & Provisions, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	CCC+	1,125,820
1,156	CHG PPC Parent LLC, Term Loan	7.625%	1-Month LIBOR	3.000%	12/08/28	B1	1,151,927
1,136	Froneri International Ltd., Term Loan	6.820%	1-Month LIBOR	2.250%	1/31/27	B+	1,126,921
390	H Food Holdings LLC, Term Loan B	8.257%	1-Month LIBOR	3.688%	5/31/25	B2	364,498
58	H Food Holdings LLC, Term Loan B3	9.570%	1-Month LIBOR	5.000%	5/31/25	B2	54,985
1,132	Sycamore Buyer LLC, Term Loan B	6.853%	SOFR90A	2.250%	7/22/29	BB+	1,118,294
1,082	UTZ Quality Foods, LLC, Term Loan B	7.668%	TSFR1M	3.000%	1/20/28	B1	1,082,157
6,241	Total Food Products						6,024,602

	Health Care Equipment & Supplies – 5.3% (3.2% of Total Investments)

9,627	Bausch & Lomb, Inc., Term Loan	7.842%	SOFR90A	3.250%	5/05/27	BB–	9,391,032
2,624	Carestream Health, Inc., Term Loan	12.180%	SOFR90A	7.500%	9/30/27	B–	1,919,724
615	Embecta Corp, Term Loan B	7.791%	SOFR180A	3.000%	1/27/29	Ba3	605,184
1,057	ICU Medical, Inc., Term Loan B	7.192%	SOFR90A + TSFR1M	2.375%	12/14/28	BBB–	1,054,206
739	Insulet Corporation, Term Loan B	7.926%	TSFR3M	3.250%	5/04/28	Ba3	739,097
11,837	Medline Borrower, LP, Term Loan B	7.820%	1-Month LIBOR	3.500%	10/21/28	BB–	11,515,742
2,391	Viant Medical Holdings, Inc., Term Loan, First Lien	8.320%	1-Month LIBOR	3.750%	7/02/25	B3	2,175,961
894	Vyaire Medical, Inc., Term Loan B	9.517%	3-Month LIBOR	4.750%	4/16/25	Caa1	649,704
29,784	Total Health Care Equipment & Supplies						28,050,650

	Health Care Providers & Services – 10.0% (6.1% of Total Investments)

2,962	AHP Health Partners, Inc., Term Loan B	8.070%	1-Month LIBOR	3.500%	8/23/28	B1	2,942,133
1,146	DaVita, Inc. , Term Loan B	6.320%	1-Month LIBOR	1.750%	8/12/26	BBB–	1,134,270
163	Element Materials Technology Group US Holdings Inc., Term Loan	8.930%	SOFR90A	4.250%	4/12/29	B1	161,615
352	Element Materials Technology Group US Holdings Inc., Term Loan	8.930%	SOFR90A	4.250%	4/12/29	B1	350,166
1,986	Gainwell Acquisition Corp., Term Loan B	8.730%	3-Month LIBOR	4.000%	10/01/27	BB–	1,943,696
395	Global Medical Response, Inc., Term Loan	8.820%	1-Month LIBOR	4.250%	3/14/25	B–	292,193
4,215	Global Medical Response, Inc., Term Loan B	8.651%	1-Month LIBOR	4.250%	10/02/25	B–	3,135,055
5,357	ICON Luxembourg S.A.R.L., Term Loan	7.000%	3-Month LIBOR	2.250%	7/01/28	BB+	5,363,494
1,633	National Mentor Holdings, Inc., Term Loan	8.400%	1 + 3 Month LIBOR	3.750%	3/02/28	B–	1,205,026
25	National Mentor Holdings, Inc., Term Loan C	8.480%	3-Month LIBOR	3.750%	3/02/28	B–	18,132
1,940	Onex TSG Intermediate Corp., Term Loan B	9.575%	3-Month LIBOR	4.750%	2/26/28	B	1,732,822
9,288	Parexel International Corporation, Term Loan, First Lien	7.820%	1-Month LIBOR	3.250%	11/15/28	B1	9,225,540
2,253	Phoenix Guarantor Inc, Term Loan B	7.820%	1-Month LIBOR	3.250%	3/05/26	B1	2,224,239
1,965	Phoenix Guarantor Inc, Term Loan B3	8.070%	1-Month LIBOR	3.500%	3/05/26	B1	1,943,513
217	Quorum Health Corporation, Term Loan (5)	12.976%	3-Month LIBOR	8.250%	4/29/25	CCC	153,969
4,487	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	8.575%	3-Month LIBOR	3.750%	11/16/25	B1	4,368,774
4,343	Select Medical Corporation, Term Loan B	7.070%	1-Month LIBOR	2.500%	3/06/25	Ba2	4,329,027
7,347	Surgery Center Holdings, Inc., Term Loan	8.210%	3-Month LIBOR	3.750%	8/31/26	B1	7,343,325
1,127	Team Health Holdings, Inc., Term Loan B	9.811%	SOFR30A	5.250%	2/02/27	B–	939,505
1,612	Team Health Holdings, Inc., Term Loan, First Lien, (DD1)	7.320%	1-Month LIBOR	2.750%	2/06/24	B–	1,489,452
2,610	US Radiology Specialists, Inc., Term Loan	9.875%	1-Month LIBOR	5.250%	12/15/27	B–	2,498,862
55,423	Total Health Care Providers & Services						52,794,808

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Technology – 0.2% (0.2% of Total Investments)

$190	Athenahealth, Inc., Term Loan (6)	8.012%	SOFR30A	3.500%	1/27/29	B+	$180,700
1,116	Athenahealth, Inc., Term Loan B	8.012%	SOFR30A	3.500%	1/27/29	B+	1,060,801
1,306	Total Health Care Technology						1,241,501

	Hotels, Restaurants & Leisure – 22.4% (13.7% of Total Investments)

301	24 Hour Fitness Worldwide, Inc., Exit Term Loan	18.732%	3-Month LIBOR	5.000%	9/29/26	Caa3	165,345
624	24 Hour Fitness Worldwide, Inc., Exit Term Loan, (cash 0.220%, PIK 5.000%)	9.726%	3-Month LIBOR	14.000%	12/29/25	CCC–	53,802
2,003	Alterra Mountain Company, Term Loan	8.070%	1-Month LIBOR	3.500%	8/17/28	B+	2,001,494
86	Alterra Mountain Company, Term Loan B1	7.320%	1-Month LIBOR	2.750%	7/31/24	B+	86,242
931	Aramark Services, Inc., Term Loan B3	6.320%	1-Month LIBOR	1.750%	3/11/25	BB+	928,790
21,203	B.C. Unlimited Liability Company, Term Loan B4	6.320%	1-Month LIBOR	1.750%	11/19/26	BB+	21,011,604
2,030	Caesars Entertainment Inc,Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	2,030,731
8,305	Caesars Resort Collection, LLC, Term Loan B, First Lien	7.320%	1-Week LIBOR	2.750%	12/22/24	BB–	8,307,955
4,690	Caesars Resort Collection, LLC, Term Loan B1	8.070%	1-Week LIBOR	3.500%	7/20/25	BB–	4,695,451
4,015	Carnival Corporation, Term Loan B	7.570%	1-Month LIBOR	3.000%	6/30/25	Ba2	3,961,289
1,390	Carnival Corporation, Term Loan B	7.820%	1-Month LIBOR	3.250%	10/18/28	BB–	1,360,099
2,828	Churchill Downs Incorporated, Term Loan B1	6.570%	1-Month LIBOR	2.000%	3/17/28	BBB–	2,817,320
7,164	ClubCorp Holdings, Inc., Term Loan B, (DD1)	7.480%	3-Month LIBOR	2.750%	9/18/24	B2	6,648,333
1,274	Crown Finance US, Inc., Term Loan (6)	0.500%	Defaulted	0.500%	5/31/23	CCC+	201,451
338	Crown Finance US, Inc., Term Loan, (DD1)	14.323%	TSFR1M	10.000%	9/09/23	N/R	342,032
4,024	Crown Finance US, Inc., Term Loan, (DD1)	14.635%	TSFR3M	10.000%	9/09/23	N/R	4,070,404
4,576	Equinox Holdings, Inc., Term Loan, First Lien	7.730%	3-Month LIBOR	3.000%	3/08/24	Caa2	3,573,659
9,163	Fertitta Entertainment, LLC, Term Loan B	8.561%	SOFR30A	4.000%	1/27/29	B	9,071,635
928	Four Seasons Hotels Ltd,Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	933,882
2,485	GVC Holdings (Gibraltar) Limited, Term Loan B, (DD1)	8.180%	SOFR90A	3.500%	10/31/29	Ba1	2,491,834
2,716	Hilton Grand Vacations Borrower LLC, Term Loan B	7.570%	1-Month LIBOR	3.000%	8/02/28	BB+	2,720,228
7,038	Hilton Worldwide Finance, LLC, Term Loan B2	6.380%	TSFR1M	1.750%	6/21/26	BBB–	7,037,243
850	IRB Holding Corp, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	843,017
549	IRB Holding Corp, Term Loan B	7.320%	1-Month LIBOR	2.750%	2/05/25	B+	548,475
1,577	Life Time Fitness Inc , Term Loan B	9.485%	3-Month LIBOR	4.750%	12/15/24	B+	1,581,114
68	Motion Finco LLC,Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	67,511
1,391	NASCAR Holdings, Inc, Term Loan B	7.070%	1-Month LIBOR	2.500%	10/18/26	BBB–	1,393,427
1,170	PCI Gaming Authority, Term Loan	7.070%	1-Month LIBOR	2.500%	5/31/26	BBB–	1,171,407
1,075	Penn National Gaming, Inc., Term Loan B	7.411%	SOFR30A	2.750%	4/20/29	BB	1,075,196
1,018	Scientific Games Holdings LP, Term Loan B	8.103%	SOFR90A	3.500%	2/04/29	BB–	1,003,461
4,269	Scientific Games International, Inc., Term Loan	7.578%	SOFR30A	3.000%	4/07/29	BBB–	4,270,065
2,839	SeaWorld Parks & Entertainment, Inc., Term Loan B	7.625%	1-Month LIBOR	3.000%	8/25/28	BB	2,836,578
7,959	Stars Group Holdings B.V. (The), Term Loan	6.980%	3-Month LIBOR	2.250%	7/10/25	BBB	7,954,077
1,995	Stars Group Holdings B.V. (The), Term Loan B	8.092%	SOFR90A	3.250%	7/04/28	BBB	2,001,244
2,868	Station Casinos LLC, Term Loan B	6.820%	1-Month LIBOR	2.250%	2/08/27	BB–	2,849,719
2,227	Twin River Worldwide Holdings, Inc., Term Loan B	7.709%	1-Month LIBOR	3.250%	10/01/28	BB+	2,146,898
2,960	William Morris Endeavor Entertainment, LLC, Term Loan, First Lien	7.352%	1 + 3 Month LIBOR	2.750%	5/16/25	B	2,948,814
1,430	Wyndham Hotels & Resorts, Inc., Term Loan B	6.320%	1-Month LIBOR	1.750%	5/30/25	BBB–	1,431,559
122,357	Total Hotels, Restaurants & Leisure						118,633,385

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Household Durables – 0.8% (0.5% of Total Investments)

$111	AI Aqua Merger Sub, Inc., Term Loan	8.124%	SOFR30A + 3 Month LIBOR	3.197%	7/30/28	B	$108,868
637	AI Aqua Merger Sub, Inc., Term Loan B	8.132%	SOFR90A	3.750%	7/30/28	B	625,209
2,488	AI Aqua Merger Sub, Inc., Term Loan B, First Lien	8.147%	SOFR30A	3.750%	7/30/28	B	2,434,118
1,423	Weber-Stephen Products LLC, Term Loan B	7.820%	1-Month LIBOR	3.250%	10/30/27	CCC+	1,253,644
4,659	Total Household Durables						4,421,839

	Household Products – 0.9% (0.6% of Total Investments)

1,651	Energizer Holdings, Inc., Term Loan	6.813%	1-Month LIBOR	2.250%	12/22/27	Ba1	1,650,468
1,645	Reynolds Consumer Products LLC, Term Loan	6.320%	1-Month LIBOR	1.750%	2/04/27	BBB–	1,644,022
1,474	Spectrum Brands, Inc., Term Loan	6.655%	1 + 3 Month LIBOR	2.000%	3/03/28	BBB–	1,472,829
4,770	Total Household Products						4,767,319

	Independent Power And Renewable Electricity Producers – 0.2% (0.2% of Total Investments)

1,245	Vistra Operations Company LLC, Term Loan B3, First Lien	6.262%	1-Month LIBOR	1.750%	12/31/25	BBB–	1,243,694

	Insurance – 5.7% (3.5% of Total Investments)

4,890	Acrisure, LLC, Term Loan B	8.070%	1-Month LIBOR	3.500%	2/15/27	B	4,726,272
3,992	Alliant Holdings Intermediate, LLC, Term Loan B	7.820%	1-Month LIBOR	3.250%	5/10/25	B	3,993,284
741	Alliant Holdings Intermediate, LLC, Term Loan B4	8.008%	1-Month LIBOR	3.500%	11/06/27	B	740,625
2,712	Asurion LLC, Term Loan B4, Second Lien	9.820%	1-Month LIBOR	5.250%	1/20/29	B	2,281,484
810	Asurion LLC, Term Loan B7	7.570%	1-Month LIBOR	3.000%	11/03/24	Ba3	802,610
5,606	Asurion LLC, Term Loan B8	7.820%	1-Month LIBOR	3.250%	12/23/26	Ba3	5,375,518
1,661	Asurion LLC, Term Loan B9	7.820%	1-Month LIBOR	3.250%	7/31/27	Ba3	1,573,005
182	BroadStreet Partners Inc,Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	180,350
987	Broadstreet Partners, Inc., Term Loan B2	7.820%	1-Month LIBOR	3.250%	1/27/27	B1	974,539
1,431	Hub International Limited, Term Loan B	7.746%	3-Month LIBOR	3.250%	4/25/25	B	1,431,516
3,217	Hub International Limited, Term Loan B	7.746%	3-Month LIBOR	3.000%	4/25/25	B	3,217,824
500	Hub International Limited, Term Loan B	8.220%	SOFR90A	4.000%	11/10/29	B	500,390
684	Ryan Specialty Group, LLC, Term Loan	7.553%	SOFR30A	3.000%	9/01/27	BB–	684,466
3,825	USI, Inc., Term Loan	8.330%	SOFR90A	3.750%	11/16/29	B1	3,830,672
31,238	Total Insurance						30,312,555

	Interactive Media & Services – 0.8% (0.5% of Total Investments)

6,883	Rackspace Technology Global, Inc., Term Loan B	7.380%	3-Month LIBOR	2.750%	2/09/28	B–	4,370,700
6,883	Total Interactive Media & Services						4,370,700

	Internet & Direct Marketing Retail – 0.6% (0.4% of Total Investments)

2,456	CNT Holdings I Corp, Term Loan	8.125%	TSFR3M	3.500%	11/08/27	B	2,430,730
993	Medical Solutions Holdings, Inc., Term Loan, First Lien	7.223%	1 + 3 Month LIBOR	3.500%	11/01/28	B1	962,574
3,449	Total Internet & Direct Marketing Retail						3,393,304

	IT Services – 2.9% (1.8% of Total Investments)

1,947	Ahead DB Holdings, LLC, Term Loan B	8.480%	3-Month LIBOR	3.750%	10/16/27	B+	1,921,786
310	iQor US Inc., Exit Term Loan	12.047%	1-Month LIBOR	7.500%	9/15/27	B1	308,041
1,447	Peraton Corp., Term Loan B	8.320%	1-Month LIBOR	3.750%	2/01/28	BB–	1,441,854
1,645	Perforce Software, Inc., Term Loan B	8.320%	1-Month LIBOR	3.750%	7/01/26	B2	1,533,593
4,676	Syniverse Holdings, Inc., Term Loan	11.580%	SOFR90A	7.000%	5/10/29	B–	4,221,062
2,082	Tempo Acquisition LLC, Term Loan B	7.561%	TSFR1M	3.000%	8/31/28	BB–	2,087,122
2,573	Travelport Finance (Luxembourg) S.a.r.l., Term Loan, (cash 3.500%, PIK 6.500%)	6.740%	3-Month LIBOR	1.500%	2/28/25	B–	2,647,696
1,437	WEX Inc., Term Loan	6.820%	1-Month LIBOR	2.250%	4/01/28	Ba2	1,435,764
16,117	Total IT Services						15,596,918

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Leisure Products – 0.3% (0.2% of Total Investments)

$669	Hayward Industries, Inc., Term Loan	7.070%	1-Month LIBOR	2.500%	5/28/28	BB	$662,301
881	SRAM, LLC , Term Loan B	7.320%	1-Month LIBOR	2.750%	5/18/28	BB–	873,526
1,550	Total Leisure Products						1,535,827

	Life Sciences Tools & Services – 0.7% (0.4% of Total Investments)

672	Avantor Funding, Inc., Term Loan B5	6.820%	1-Month LIBOR	2.250%	11/06/27	BB+	673,194
1,668	Curia Global, Inc., Term Loan, (DD1)	8.469%	1 + 3 Month LIBOR	3.750%	8/30/26	B2	1,448,201
1,335	ICON Luxembourg S.A.R.L., Term Loan	7.000%	3-Month LIBOR	2.250%	7/01/28	BB+	1,336,342
3,675	Total Life Sciences Tools & Services						3,457,737

	Machinery – 2.3% (1.4% of Total Investments)

3,705	Ali Group North America Corporation, Term Loan B	6.676%	TSFR1M	2.000%	10/13/28	Baa3	3,701,869
1,454	Alliance Laundry Systems LLC, Term Loan B	8.306%	3-Month LIBOR	3.500%	10/08/27	B	1,452,874
940	Chart Industries Inc,Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	943,525
1,989	Gardner Denver, Inc., Term Loan B2	6.411%	TSFR1M	1.750%	2/28/27	BB+	1,985,820
2,071	Gates Global LLC, Term Loan B3	7.070%	1-Month LIBOR	2.500%	3/31/27	Ba3	2,066,655
1,096	Grinding Media Inc., Term Loan B	8.056%	3-Month LIBOR	4.000%	10/12/28	B	1,076,943
985	Madison IAQ LLC, Term Loan	7.988%	3-Month LIBOR	3.250%	6/21/28	B2	944,728
12,240	Total Machinery						12,172,414

	Media – 11.7% (7.2% of Total Investments)

2,323	ABG Intermediate Holdings 2 LLC, Term Loan B1	8.161%	SOFR30A	3.500%	12/21/28	B1	2,309,676
400	ABG Intermediate Holdings 2 LLC, Term Loan, Second Lien	10.661%	SOFR30A	6.000%	12/20/29	CCC+	370,252
577	Altice Financing SA, Term Loan, First Lien	7.580%	3-Month LIBOR	2.750%	1/31/26	B	566,730
1,477	Cable One, Inc., Term Loan B4	6.570%	1-Month LIBOR	2.000%	5/03/28	BB+	1,467,497
3,634	Cengage Learning, Inc., Term Loan B	9.880%	3-Month LIBOR	4.750%	7/14/26	B	3,474,104
2,791	Charter Communications Operating, LLC, Term Loan B2	6.320%	1-Month LIBOR	1.750%	2/01/27	BBB–	2,784,872
664	Checkout Holding Corp., First Out Term Loan	11.920%	3-Month LIBOR	7.500%	2/15/23	N/R	522,329
1,327	Checkout Holding Corp., Last Out Term Loan, (cash 3.750%, PIK 9.500%)	9.500%	1-Month LIBOR	9.500%	8/15/23	N/R	305,232
12,066	Clear Channel Outdoor Holdings, Inc., Term Loan B	8.198%	1 + 3 Month LIBOR	3.500%	8/21/26	B1	11,508,038
3,808	CSC Holdings, LLC, Term Loan	6.709%	1-Month LIBOR	2.250%	1/15/26	B+	3,673,616
3,370	CSC Holdings, LLC, Term Loan B1	6.709%	1-Month LIBOR	2.250%	7/17/25	B+	3,260,099
511	CSC Holdings, LLC, Term Loan B5	6.959%	1-Month LIBOR	2.500%	4/15/27	B+	475,524
502	Cumulus Media New Holdings Inc., Term Loan B	8.575%	1-Month LIBOR	3.750%	3/31/26	B	481,827
6,437	DirecTV Financing, LLC, Term Loan	9.570%	1-Month LIBOR	5.000%	8/02/27	BBB–	6,344,859
2,674	Dotdash Meredith Inc, Term Loan B	8.434%	SOFR30A	4.000%	12/01/28	B+	2,277,078
963	E.W. Scripps Company (The), Term Loan B2	7.132%	1-Month LIBOR	2.563%	5/01/26	BB	959,654
1,925	Formula One Holdings Limited., Term Loan B	7.811%	TSFR1M	3.250%	1/15/30	BB+	1,934,827
850	Gray Television, Inc., Term Loan C	6.869%	1-Month LIBOR	2.500%	1/02/26	BB+	847,519
6,122	iHeartCommunications, Inc., Term Loan	7.570%	1-Month LIBOR	3.000%	5/01/26	BB-	6,045,645
22	LCPR Loan Financing LLC, Term Loan B	8.209%	1-Month LIBOR	3.750%	10/15/28	BB+	22,181
2,569	McGraw-Hill Global Education Holdings, LLC, Term Loan	8.316%	6-Month LIBOR	4.750%	7/30/28	BB+	2,464,788
717	Mission Broadcasting, Inc., Term Loan B	6.869%	1-Month LIBOR	2.500%	6/03/28	BBB–	713,498
764	Nexstar Broadcasting, Inc., Term Loan B4	7.070%	1-Month LIBOR	2.500%	9/18/26	BBB–	765,367
460	Outfront Media Capital LLC, Term Loan B	6.320%	1-Month LIBOR	1.750%	11/18/26	Ba1	455,975
225	Red Ventures, LLC, Term Loan B2	7.070%	1-Month LIBOR	2.500%	11/08/24	BB+	225,172
1,209	Sinclair Television Group Inc., Term Loan B2B	7.070%	1-Month LIBOR	2.500%	9/30/26	Ba2	1,184,184
510	Virgin Media Bristol LLC, Term Loan N	6.959%	1-Month LIBOR	2.500%	1/31/28	BB+	508,090
1,416	WideOpenWest Finance LLC, Term Loan B	7.580%	SOFR90A	3.000%	12/20/28	BB	1,409,329
4,939	Ziggo Financing Partnership, Term Loan I	6.959%	1-Month LIBOR	2.500%	4/30/28	BB	4,905,840
65,252	Total Media						62,263,802

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Multiline Retail – 0.2% (0.1% of Total Investments)

$2,221	Belk, Inc., Term Loan, (cash 5.000%, PIK 8.000%)	17.440%	3-Month LIBOR	13.000%	7/31/25	CCC–	$412,303
459	Belk, Inc., Term Loan	12.199%	3-Month LIBOR	7.500%	7/31/25	B–	393,452
2,680	Total Multiline Retail						805,755

	Oil, Gas & Consumable Fuels – 3.7% (2.2% of Total Investments)

849	BCP Renaissance Parent LLC, Term Loan B3	8.061%	TSFR1M	3.500%	10/31/26	B+	849,080
2,270	Buckeye Partners, L.P., Term Loan B	6.634%	1-Month LIBOR	2.250%	11/01/26	BBB–	2,273,119
482	EG America LLC, Term Loan	8.730%	3-Month LIBOR	4.000%	2/05/25	B–	466,499
4,531	Freeport LNG Investments, LLLP, Term Loan A, (DD1)	7.808%	3-Month LIBOR	3.000%	11/16/26	N/R	4,413,551
3,665	Gulf Finance, LLC, Term Loan	11.344%	1-Month LIBOR	6.750%	8/25/26	B	3,582,917
459	M6 ETX Holdings II Midco LLC, Term Loan B	9.158%	SOFR90A	4.500%	8/11/29	BB+	458,850
3,258	QuarterNorth Energy Holding Inc., Exit Term Loan, Second Lien	12.570%	1-Month LIBOR	8.000%	8/27/26	B	3,248,003
1,817	TransMontaigne Operating Company L.P., Term Loan B	8.028%	1-Month LIBOR	3.500%	11/05/28	BB	1,813,807
1,438	Traverse Midstream Partners LLC, Term Loan	8.800%	SOFR90A	4.250%	9/27/24	B+	1,440,515
850	Whitewater Whistler Holdings LLC,Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	850,000
19,619	Total Oil, Gas & Consumable Fuels						19,396,341

	Paper & Forest Products – 0.1% (0.0% of Total Investments)

346	Asplundh Tree Expert, LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	346,196

	Personal Products – 0.3% (0.2% of Total Investments)

716	Conair Holdings, LLC, Term Loan B	8.480%	3-Month LIBOR	3.750%	5/17/28	B–	619,582
138	Coty Inc., Term Loan B	6.645%	1-Month LIBOR	2.250%	4/05/25	BB–	138,546
991	Kronos Acquisition Holdings Inc., Term Loan B, (DD1)	8.485%	3-Month LIBOR	3.750%	12/22/26	B2	966,899
1,845	Total Personal Products						1,725,027

	Pharmaceuticals – 3.8% (2.3% of Total Investments)

1,924	Amneal Pharmaceuticals LLC, Term Loan B	8.188%	1 + 3 Month LIBOR	3.500%	5/04/25	B	1,818,260
754	Catalent Pharma Solutions Inc., Term Loan B3	6.563%	1-Month LIBOR	2.000%	2/22/28	BBB–	752,836
1,107	Elanco Animal Health Incorporated, Term Loan B	6.119%	1-Month LIBOR	1.750%	8/01/27	BBB–	1,091,716
7,956	Jazz Financing Lux S.a.r.l., Term Loan	8.070%	1-Month LIBOR	3.500%	5/05/28	BB+	7,957,090
1,852	Mallinckrodt International Finance S.A., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B3	1,425,139
3,346	Mallinckrodt International Finance S.A., Term Loan, (DD1)	9.986%	3-Month LIBOR	5.250%	9/30/27	B3	2,576,423
25	Mallinckrodt International Finance S.A., Term Loan B, (DD1)	9.986%	3-Month LIBOR	5.250%	9/24/24	B	19,177
3,342	Organon & Co, Term Loan	7.750%	3-Month LIBOR	3.000%	6/02/28	BB	3,343,536
972	Perrigo Investments, LLC, Term Loan B	7.161%	SOFR30A	2.500%	4/05/29	Baa3	975,760
21,278	Total Pharmaceuticals						19,959,937

	Professional Services – 1.8% (1.1% of Total Investments)

755	CHG Healthcare Services Inc., Term Loan	7.820%	1-Month LIBOR	3.250%	9/30/28	B1	751,615
1,091	Creative Artists Agency, LLC , Term Loan B	8.320%	1-Month LIBOR	3.750%	11/26/26	B	1,093,127
2,925	Dun & Bradstreet Corporation (The), Term Loan	7.767%	1-Month LIBOR	3.250%	2/08/26	BB+	2,923,482
1,441	EAB Global, Inc., Term Loan	8.070%	1-Month LIBOR	3.500%	8/16/28	B2	1,394,759
659	Physician Partners LLC, Term Loan	8.661%	SOFR30A	4.000%	2/01/29	B	632,404
2,964	Verscend Holding Corp., Term Loan B	8.570%	1-Month LIBOR	4.000%	8/27/25	BB–	2,965,027
9,835	Total Professional Services						9,760,414

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Real Estate Management & Development – 0.5% (0.3% of Total Investments)

$1,468	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B	7.320%	1-Month LIBOR	2.750%	8/21/25	BB	$1,464,182
950	Cushman & Wakefield US Borrower LLC	7.816%	1-Month LIBOR	3.250%	1/24/30	BB	947,972
2,418	Total Real Estate Management & Development						2,412,154

	Road & Rail – 2.1% (1.3% of Total Investments)

1,210	First Student Bidco Inc, Term Loan B	7.726%	3-Month LIBOR	3.000%	7/21/28	BB+	1,144,956
451	First Student Bidco Inc, Term Loan C	7.726%	3-Month LIBOR	3.000%	7/21/28	BB+	426,714
2,431	Genesee & Wyoming Inc. (New), Term Loan	6.730%	3-Month LIBOR	2.000%	12/30/26	BB+	2,430,484
1,309	Hertz Corporation, (The), Term Loan B	7.820%	1-Month LIBOR	3.250%	6/30/28	BB+	1,305,704
251	Hertz Corporation, (The), Term Loan C	7.820%	1-Month LIBOR	3.250%	6/30/28	BB+	250,511
550	Uber Technologies, Inc., Term Loan B	8.235%	3-Month LIBOR	3.500%	2/25/27	Ba3	551,133
2,861	Uber Technologies, Inc., Term Loan B, First Lien	8.235%	3-Month LIBOR	3.500%	4/04/25	Ba3	2,866,056
2,166	XPO Logistics, Inc., Term Loan B	6.134%	1-Month LIBOR	1.750%	2/24/25	BB+	2,163,183
11,229	Total Road & Rail						11,138,741

	Semiconductors & Semiconductor Equipment – 0.4% (0.3% of Total Investments)

1,261	Bright Bidco B.V., Term Loan (5)	12.676%	TSFR3M	8.000%	10/31/27	B	1,103,022
1,283	Entegris, Inc., Term Loan B	7.571%	SOFR30A + SOFR90A	3.000%	7/06/29	Baa3	1,290,018
2,544	Total Semiconductors & Semiconductor Equipment						2,393,040

	Software – 14.9% (9.1% of Total Investments)

918	Apttus Corporation, Term Loan	9.075%	3-Month LIBOR	4.250%	5/06/28	BB	894,278
1,395	Avaya, Inc., Term Loan	14.478%	SOFR30A	10.000%	12/15/27	Caa2	819,563
4,411	Banff Merger Sub Inc, Term Loan, (DD1)	8.320%	1-Month LIBOR	3.750%	10/02/25	B2	4,340,579
816	Camelot U.S. Acquisition LLC, Term Loan B	7.517%	1-Month LIBOR	3.000%	10/31/26	B1	816,019
1,100	Camelot U.S. Acquisition LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,100,517
658	CCC Intelligent Solutions Inc., Term Loan B	6.797%	1-Month LIBOR	2.250%	9/21/28	B+	657,856
2,740	CDK Global, Inc., Term Loan B	9.080%	SOFR90A	4.500%	6/09/29	B+	2,737,863
2,161	Ceridian HCM Holding Inc., Term Loan B	7.070%	1-Month LIBOR	2.500%	4/30/25	B+	2,154,043
2,992	DTI Holdco, Inc., Term Loan	9.426%	SOFR90A	4.750%	4/21/29	B2	2,863,448
7,841	Epicor Software Corporation, Term Loan	7.820%	1-Month LIBOR	3.250%	7/31/27	B2	7,714,736
5,208	Finastra USA, Inc., Term Loan, First Lien	8.325%	3-Month LIBOR	3.500%	6/13/24	B+	4,907,188
4,559	Greeneden U.S. Holdings II, LLC, Term Loan B4	8.570%	1-Month LIBOR	4.000%	12/01/27	B2	4,485,188
669	Greenway Health, LLC, Term Loan, First Lien	8.480%	3-Month LIBOR	3.750%	2/16/24	CCC+	467,762
5,459	Informatica LLC, Term Loan B	7.375%	1-Month LIBOR	2.750%	10/14/28	BB–	5,457,031
855	iQor US Inc., Second Out Term Loan	12.047%	1-Month LIBOR	7.500%	11/19/25	CCC+	619,931
2,802	McAfee, LLC, Term Loan B	8.184%	SOFR30A	3.750%	2/03/29	BB+	2,651,519
5,593	NortonLifeLock Inc., Term Loan B	6.661%	SOFR30A	2.000%	1/28/29	BBB–	5,588,238
7,650	Open Text Corp,Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	7,650,000
1,658	Polaris Newco LLC, Term Loan B	8.730%	3-Month LIBOR	4.000%	6/04/28	B2	1,577,815
491	Project Ruby Ultimate Parent Corp., Term Loan	7.820%	1-Month LIBOR	3.250%	3/10/28	B	475,898
2,318	Proofpoint, Inc., Term Loan, First Lien	7.985%	3-Month LIBOR	3.250%	8/31/28	BB–	2,276,800
630	RealPage, Inc, Term Loan, First Lien	7.547%	1-Month LIBOR	3.000%	4/22/28	B+	615,840
2,868	Sophia, L.P., Term Loan B	8.230%	3-Month LIBOR	3.500%	10/07/27	B2	2,831,609
1,486	SS&C European Holdings Sarl, Term Loan B4, (DD1)	6.320%	1-Month LIBOR	1.750%	4/16/25	BB+	1,484,935
1,689	SS&C Technologies Inc., Term Loan B3, (DD1)	6.320%	1-Month LIBOR	1.750%	4/16/25	BB+	1,688,257
328	SS&C Technologies Inc., Term Loan B6	6.811%	SOFR30A	2.250%	3/22/29	BB+	327,412
494	SS&C Technologies Inc., Term Loan B7	6.911%	SOFR30A	2.250%	3/22/29	BB+	493,335
1,911	Ultimate Software Group Inc (The), Term Loan	8.032%	3-Month LIBOR	3.250%	5/03/26	B1	1,883,172
967	Ultimate Software Group Inc (The), Term Loan B	8.575%	3-Month LIBOR	3.750%	5/03/26	B1	959,576
1,118	Vision Solutions, Inc., Term Loan	8.818%	3-Month LIBOR	4.000%	5/28/28	B2	985,595
4,441	Zelis Healthcare Corporation, Term Loan	8.070%	1-Month LIBOR	3.500%	9/30/26	B	4,437,692

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Software (continued)

$3,071	ZoomInfo LLC, Term Loan B	7.661%	TSFR1M	3.000%	2/01/26	BB+	$3,085,262
81,297	Total Software						79,048,957

	Specialty Retail – 4.5% (2.7% of Total Investments)

779	Academy, Ltd., Term Loan	8.119%	1-Month LIBOR	3.750%	11/06/27	BB	780,340
2,776	Avis Budget Car Rental, LLC, Term Loan B	6.320%	1-Month LIBOR	1.750%	8/06/27	BB+	2,745,077
1,539	Avis Budget Car Rental, LLC, Term Loan C	8.161%	SOFR30A	3.500%	3/15/29	BB+	1,540,407
506	Driven Holdings, LLC, Term Loan B	7.738%	3-Month LIBOR	3.000%	12/17/28	B3	496,474
2,277	Jo-Ann Stores, Inc., Term Loan B1	9.572%	3-Month LIBOR	4.750%	6/30/28	CCC+	1,332,170
2,181	LBM Acquisition LLC, Term Loan B	8.852%	6-Month LIBOR	3.750%	12/18/27	B+	1,977,669
751	Les Schwab Tire Centers, Term Loan B	6.580%	3-Month LIBOR	3.250%	11/02/27	B	749,980
9,269	PetSmart, Inc., Term Loan B	8.411%	TSFR1M	3.750%	2/12/28	BB	9,218,659
2,668	Restoration Hardware, Inc., Term Loan B	7.070%	1-Month LIBOR	2.500%	10/15/28	BB	2,573,749
530	SRS Distribution Inc., Term Loan	8.161%	TSFR1M	3.500%	6/04/28	B–	511,721
762	Staples, Inc., Term Loan	9.440%	3-Month LIBOR	5.000%	4/12/26	B	715,290
1,020	Wand NewCo 3, Inc., Term Loan	7.570%	1-Month LIBOR	3.000%	2/05/26	B2	996,510
25,058	Total Specialty Retail						23,638,046

	Technology Hardware, Storage & Peripherals – 0.1% (0.1% of Total Investments)

769	NCR Corporation, Term Loan	7.330%	3-Month LIBOR	2.500%	8/28/26	BB+	766,680

	Textiles, Apparel & Luxury Goods – 0.5% (0.3% of Total Investments)

1,920	Birkenstock GmbH & Co. KG, Term Loan B	7.690%	3-Month LIBOR	3.250%	4/28/28	BB–	1,917,663
378	New Trojan Parent, Inc., Term Loan, First Lien	7.764%	1-Month LIBOR	3.250%	1/06/28	B–	266,483
272	Samsonite International S.A., Term Loan B2	7.570%	1-Month LIBOR	3.000%	4/25/25	N/R	273,086
2,570	Total Textiles, Apparel & Luxury Goods						2,457,232

	Trading Companies & Distributors – 0.7% (0.4% of Total Investments)

2,243	Core & Main LP, Term Loan B	7.313%	1 + 6 Month LIBOR	2.500%	6/10/28	B+	2,241,429
1,454	Resideo Funding Inc., Term Loan	6.807%	1 + 3 + 6 Month LIBOR	2.250%	2/12/28	BBB–	1,457,735
3,697	Total Trading Companies & Distributors						3,699,164

	Transportation Infrastructure – 0.8% (0.5% of Total Investments)

2,074	Brown Group Holding, LLC, Term Loan B	7.047%	1-Month LIBOR	2.500%	4/22/28	B+	2,067,596
1,047	Brown Group Holding, LLC, Term Loan B2	8.369%	SOFR30A + SOFR90A	3.750%	6/09/29	B+	1,049,271
1,337	KKR Apple Bidco, LLC, Term Loan	7.320%	1-Month LIBOR	2.750%	9/23/28	B+	1,333,687
4,458	Total Transportation Infrastructure						4,450,554

	Wireless Telecommunication Services – 1.0% (0.6% of Total Investments)

1,182	GOGO Intermediate Holdings LLC, Term Loan B	8.575%	3-Month LIBOR	3.750%	4/30/28	B+	1,182,632
4,338	Intelsat Jackson Holdings S.A., Term Loan B (5)	7.445%	SOFR180A	4.500%	1/27/29	BB–	4,278,403
5,520	Total Wireless Telecommunication Services						5,461,035
$751,010	Total Variable Rate Senior Loan Interests (cost $732,436,654)						705,060,216

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 22.1% (13.6% of Total Investments)

	Aerospace & Defense – 0.3% (0.2% of Total Investments)

$1,920	TransDigm Inc			4.625%	1/15/29	B–	$1,732,147

	Airlines – 0.5% (0.3% of Total Investments)

1,280	Delta Air Lines Inc			3.750%	10/28/29	Baa3	1,132,672
762	United Airlines Inc, 144A			4.375%	4/15/26	Ba1	723,393
1,006	United Airlines Inc, 144A			4.625%	4/15/29	Ba1	917,583
3,048	Total Airlines						2,773,648

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Auto Components – 0.7% (0.4% of Total Investments)

$2,740	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	BB–	$2,601,383
1,200	Dana Financing Luxembourg Sarl, 144A	5.750%	4/15/25	BB+	1,188,000
3,940	Total Auto Components				3,789,383

	Chemicals – 1.4% (0.9% of Total Investments)

4,325	Celanese US Holdings LLC	5.900%	7/05/24	BBB–	4,349,841
1,425	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B+	1,332,403
1,799	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc, 144A	5.375%	9/01/25	B2	1,574,125
7,549	Total Chemicals				7,256,369

	Commercial Services & Supplies – 1.0% (0.6% of Total Investments)

2,000	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B–	1,896,800
1,453	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB–	1,423,997
2,000	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	3.375%	8/31/27	BB–	1,774,702
5,453	Total Commercial Services & Supplies				5,095,499

	Communications Equipment – 1.3% (0.8% of Total Investments)

12,000	Avaya Inc, 144A	6.125%	9/15/28	Caa2	3,660,000
1,280	Commscope Inc, 144A	4.750%	9/01/29	B1	1,065,421
1,500	Commscope Inc, 144A	8.250%	3/01/27	CCC+	1,275,825
1,000	CommScope Technologies LLC, 144A	5.000%	3/15/27	CCC+	763,477
15,780	Total Communications Equipment				6,764,723

	Containers & Packaging – 0.1% (0.1% of Total Investments)

770	Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC, 144A	4.375%	9/30/28	B+	684,370

	Diversified Telecommunication Services – 1.2% (0.7% of Total Investments)

845	Frontier Communications Holdings LLC, 144A	5.000%	5/01/28	BB+	768,232
1,000	Frontier Communications Holdings LLC	5.875%	11/01/29	CCC+	815,260
1,278	Frontier Communications Holdings LLC, 144A	6.000%	1/15/30	BB–	1,049,787
3,905	Frontier Communications Holdings LLC, 144A	5.875%	10/15/27	BB+	3,728,963
7,028	Total Diversified Telecommunication Services				6,362,242

	Electric Utilities – 0.6% (0.4% of Total Investments)

4,250	Bruce Mansfield Unit 1 2007 Pass Through Trust (5)	6.850%	6/01/34	N/R	5,313
1,360	Pacific Gas and Electric Co	4.550%	7/01/30	BBB–	1,268,433
1,268	PG&E Corp	5.000%	7/01/28	BB	1,188,179
850	Talen Energy Supply LLC, 144A (5)	7.250%	5/15/27	N/R	884,692
7,728	Total Electric Utilities				3,346,617

	Electronic Equipment, Instruments & Components – 0.0% (0.0% of Total Investments)

300	Imola Merger Corp, 144A	4.750%	5/15/29	BB+	261,000

	Energy Equipment & Services – 0.2% (0.1% of Total Investments)

1,000	Weatherford International Ltd, 144A	8.625%	4/30/30	B	1,009,410

	Entertainment – 0.8% (0.5% of Total Investments)

6,257	AMC Entertainment Holdings Inc, (cash 10.000%, PIK 12.000%), 144A	10.000%	6/15/26	Caa3	3,120,084
2,625	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	Caa2	193,594
3,950	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	Ca	79,000
1,500	Lions Gate Capital Holdings LLC, 144A	5.500%	4/15/29	B–	975,000
14,332	Total Entertainment				4,367,678

	Equity Real Estate Investment Trusts (REITs) – 0.5% (0.3% of Total Investments)

4,200	American Tower Corp	2.950%	1/15/51	BBB+	2,766,173

	Health Care Equipment & Supplies – 0.2% (0.1% of Total Investments)

1,280	Mozart Debt Merger Sub Inc, 144A	3.875%	4/01/29	BB–	1,094,419

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Health Care Providers & Services – 0.9% (0.5% of Total Investments)

$165	HCA Inc	5.375%	2/01/25	BBB–	$165,623
2,084	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	1,392,103
775	Select Medical Corp, 144A	6.250%	8/15/26	B–	756,927
1,365	Tenet Healthcare Corp	0.000%	2/01/27	N/R	1,334,288
762	Tenet Healthcare Corp	4.875%	1/01/26	BB–	742,165
171	Tenet Healthcare Corp	4.625%	7/15/24	BB–	168,649
5,322	Total Health Care Providers & Services				4,559,755

	Hotels, Restaurants & Leisure – 1.1% (0.7% of Total Investments)

764	1011778 BC ULC / New Red Finance Inc, 144A	3.500%	2/15/29	BB+	668,455
3,896	1011778 BC ULC / New Red Finance Inc, 144A	4.000%	10/15/30	B+	3,316,470
1,006	Caesars Entertainment Inc, 144A	6.250%	7/01/25	Ba3	1,002,125
762	Life Time Inc, 144A	5.750%	1/15/26	B+	732,297
6,428	Total Hotels, Restaurants & Leisure				5,719,347

	Independent Power Producers & Energy Traders – 0.7% (0.4% of Total Investments)

2,492	Talen Energy Supply LLC, 144A (5)	7.625%	6/01/28	N/R	2,597,679
1,200	Ziggo Bond Co BV, 144A	6.000%	1/15/27	B–	1,134,936
3,692	Total Independent Power Producers & Energy Traders				3,732,615

	Insurance – 0.1% (0.1% of Total Investments)

395	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A	4.250%	10/15/27	B	362,000

	Interactive Media & Services – 0.3% (0.2% of Total Investments)

2,796	Rackspace Technology Global Inc, 144A	3.500%	2/15/28	B–	1,681,095

	Internet Software & Services – 0.5% (0.3% of Total Investments)

6,666	Rackspace Technology Global Inc, 144A	5.375%	12/01/28	CCC+	2,456,021

	IT Services – 0.2% (0.2% of Total Investments)

1,490	Ahead DB Holdings LLC, 144A	6.625%	5/01/28	CCC+	1,259,050

	Media – 3.4% (2.1% of Total Investments)

5,600	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/01/42	BBB–	3,895,011
1,250	Clear Channel Outdoor Holdings Inc, 144A	7.750%	4/15/28	CCC	1,063,413
5,324	CSC Holdings LLC, 144A	3.375%	2/15/31	B+	3,713,490
1,481	iHeartCommunications Inc	8.375%	5/01/27	B–	1,327,725
3,080	iHeartCommunications Inc, 144A	5.250%	8/15/27	BB–	2,758,540
7	iHeartCommunications Inc	6.375%	5/01/26	BB–	6,618
575	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB+	506,000
1,751	McGraw-Hill Education Inc, 144A	5.750%	8/01/28	BB+	1,538,489
3,813	VZ Secured Financing BV, 144A	5.000%	1/15/32	BB	3,265,186
22,881	Total Media				18,074,472

	Metals & Mining – 0.2% (0.1% of Total Investments)

1,220	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B+	1,182,637

	Oil, Gas & Consumable Fuels – 3.4% (2.1% of Total Investments)

1,000	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	8.125%	1/15/27	B–	964,817
4,200	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	4,221,000
1,480	Citgo Petroleum Corp, 144A	7.000%	6/15/25	BB	1,467,538
900	Gulfport Energy Corp, 144A	8.000%	5/17/26	BB–	891,729
762	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	6.250%	11/01/28	BB+	731,909
762	MEG Energy Corp, 144A	5.875%	2/01/29	BB–	727,710
3,970	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	B	3,770,148
350	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	11/01/23	Caa2	350,452
350	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	4/15/26	Caa2	297,446
350	NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	Caa2	310,625
1,742	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB	1,735,476
2,625	PBF Holding Co LLC / PBF Finance Corp	6.000%	2/15/28	BB	2,474,955
18,491	Total Oil, Gas & Consumable Fuels				17,943,805

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Pharmaceuticals – 0.2% (0.1% of Total Investments)

$1,130	ORGANON & CO/ORG, 144A	5.125%	4/30/31	BB–	$1,020,153

	Software – 0.2% (0.1% of Total Investments)

1,200	Condor Merger Sub Inc, 144A	7.375%	2/15/30	CCC+	996,717

	Specialty Retail – 1.6% (1.0% of Total Investments)

6,080	Hertz Corp/The, 144A	4.625%	12/01/26	B+	5,411,200
2,565	Michaels Cos Inc/The, 144A	7.875%	5/01/29	Caa1	1,949,400
300	PetSmart Inc / PetSmart Finance Corp, 144A	7.750%	2/15/29	B–	294,822
750	PetSmart Inc / PetSmart Finance Corp, 144A	4.750%	2/15/28	BB	693,738
9,695	Total Specialty Retail				8,349,160

	Wireless Telecommunication Services – 0.5% (0.3% of Total Investments)

3,315	Vmed O2 UK Financing I PLC, 144A	4.250%	1/31/31	BB+	2,768,025
$154,799	Total Corporate Bonds (cost $131,461,804)				117,408,530

Shares	Description (1)				Value

	COMMON STOCKS – 4.6% (2.8% of Total Investments)

	Banks – 0.0% (0.0% of Total Investments)

30,335	iQor US Inc (7)				$113,756

	Communications Equipment – 0.1% (0.0% of Total Investments)

24,553	Windstream Services PE LLC (7)				250,146

	Construction & Engineering – 0.0% (0.0% of Total Investments)

1,723	TNT Crane & Rigging Inc (7)				10,912
3,055	TNT Crane & Rigging Inc (7)				305
	Total Construction & Engineering				11,217

	Diversified Consumer Services – 0.1% (0.0% of Total Investments)

18,448	Cengage Learning Holdings II Inc (7)				206,396

	Diversified Telecommunication Services – 0.0% (0.0% of Total Investments)

18,781	Windstream Services PE LLC (7)				191,341

	Energy Equipment & Services – 2.2% (1.4% of Total Investments)

79,375	Quarternorth Energy Holding Inc (7)				10,821,432
83,230	Transocean Ltd (7)				560,970
7,777	Vantage Drilling International (7)				124,432
	Total Energy Equipment & Services				11,506,834

	Entertainment – 0.0% (0.0% of Total Investments)

26,045	Metro-Goldwyn-Mayer Inc (7)				115,900

	Health Care Equipment & Supplies – 0.2% (0.1% of Total Investments)

71,755	Onex Carestream Finance LP (7)				1,076,325

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

68,990	Millennium Health LLC (7), (8)				9,865
64,762	Millennium Health LLC (7), (8)				2,785
	Total Health Care Providers & Services				12,650

	Hotels, Restaurants & Leisure – 0.0% (0.0% of Total Investments)

138,556	24 Hour Fitness Worldwide Inc (7)				1,386
291,314	24 Hour Fitness Worldwide Inc (7)				2,330
	Total Hotels, Restaurants & Leisure				3,716

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Shares	Description (1)				Value

	Independent Power And Renewable Electricity Producers – 1.3% (0.8% of Total Investments)

91,757	Energy Harbor Corp (7), (9)				$7,019,411

	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)

17,539	Catalina Marketing Corp (7)				4,385

	Marine – 0.0% (0.0% of Total Investments)

860	ACBL HLDG CORP (7)				32,250

	Media – 0.0% (0.0% of Total Investments)

8	Cumulus Media Inc, Class A (7)				54
1,973,746	Hibu plc (7)				—
	Total Media				54

	Multiline Retail – 0.0% (0.0% of Total Investments)

274	Belk Inc (7)				2,397

	Oil, Gas & Consumable Fuels – 0.6% (0.4% of Total Investments)

9,955	California Resources Corp				425,377
17,975	Chord Energy Corp				2,576,357
	Total Oil, Gas & Consumable Fuels				3,001,734

	Professional Services – 0.0% (0.0% of Total Investments)

103,578	Skillsoft Corp (7)				198,871

	Semiconductors & Semiconductor Equipment – 0.1% (0.1% of Total Investments)

24,487	Bright Bidco BV (7), (8)				327,072
17,927	Bright Bidco BV (7)				294,515
	Total Semiconductors & Semiconductor Equipment				621,587
	Total Common Stocks (cost $33,025,617)				24,368,970

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED SECURITIES – 2.3% (1.4% of Total Investments)

$500	Battalion CLO XI Ltd , 144A (3-Month LIBOR reference rate + 6.850% spread) 2017 11A (10)	8.034%	4/24/34	Ba3	$442,207
1,000	CIFC Funding 2019-I Ltd , 144A (3-Month LIBOR reference rate + 6.830% spread) 2019 1A (10)	7.893%	4/20/32	Ba3	928,600
1,200	Dryden 50 Senior Loan Fund , 144A (3-Month LIBOR reference rate + 6.260% spread) 2017 50A (10)	11.052%	7/15/30	Ba3	1,073,130
2,000	Flatiron CLO 19 Ltd , 144A (3-Month LIBOR reference rate + 6.100% spread) 2019 1A (10)	10.744%	11/16/34	BB–	1,807,524
1,250	Gilbert Park CLO Ltd , 144A (3-Month LIBOR reference rate + 6.400% spread) 2017 1A (10)	11.192%	10/15/30	Ba3	1,104,251
500	Goldentree Loan Opportunities IX Ltd , 144A (3-Month LIBOR reference rate + 5.660% spread) 2014 9A (10)	10.462%	10/29/29	BB–	472,540
1,000	KKR CLO 30 Ltd , 144A (3-Month LIBOR reference rate + 6.400% spread) Y 30A (10)	11.192%	10/17/31	Ba3	916,532
500	Magnetite XXVII Ltd , 144A (3-Month LIBOR reference rate + 6.000% spread) 2020 27A (10)	10.808%	10/20/34	Ba3	458,993
600	Neuberger Berman Loan Advisers CLO 28 Ltd , 144A (3-Month LIBOR reference rate + 5.600% spread) 2018 28A (10)	10.408%	4/20/30	BB–	550,643
1,500	Neuberger Berman Loan Advisers CLO 48 Ltd , 144A (TSFR3M reference rate + 3.200% spread) 2022 48A (10)	7.859%	4/25/36	BBB–	1,367,508
1,667	Rockford Tower CLO 2017-3 Ltd , 144A (3-Month LIBOR reference rate + 5.750% spread) 2017 3A (10)	6.813%	10/20/30	Ba3	1,402,582
1,700	TICP CLO I-2 LTD , 144A (3-Month LIBOR reference rate + 5.770% spread) 2018 IA (10)	6.984%	4/26/28	B1	1,634,667
$13,417	Total Asset-Backed Securities (cost $13,091,128)				12,159,177

Shares	Description (1)			Value

	WARRANTS – 1.1% (0.7% of Total Investments)

	Energy Equipment & Services – 1.0% (0.6% of Total Investments)

35,665	Quarternorth Energy Holding Inc			$4,862,316
50,519	Quarternorth Energy Holding Inc			328,374
26,231	Quarternorth Energy Holding Inc			236,079
	Total Energy Equipment & Services			5,426,769

	Entertainment – 0.0% (0.0% of Total Investments)

224,650	Cineworld Warrant			—

	Industrial Conglomerates – 0.0% (0.0% of Total Investments)

25,580	American Commercial Barge Line LLC			12,790

	Marine – 0.1% (0.1% of Total Investments)

2,558	ACBL HLDG CORP			124,063
904	ACBL HLDG CORP			33,900
3,363	ACBL HLDG CORP			84,075
33,630	American Commercial Barge Line LLC			12,611
	Total Marine			254,649

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

439	California Resources Corp			4,807

	Wireless Telecommunication Services – 0.0% (0.0% of Total Investments)

3	Intelsat SA/Luxembourg			3
	Total Warrants (cost $988,181)			5,699,018

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.0% (0.0% of Total Investments)

	Communications Equipment – 0.0% (0.0% of Total Investments)

21,483	Riverbed Technology Inc	0.000%	N/R	$215

	Marine – 0.0% (0.0% of Total Investments)

3,200	ACBL HLDG CORP	0.000%	N/R	80,000
3,642	ACBL HLDG CORP	0.000%	N/R	176,637
	Total Marine			256,637
	Total Convertible Preferred Securities (cost $568,614)			256,852
	Total Long-Term Investments (cost $911,571,998)			864,952,763
	Borrowings – (44.0)% (11), (12)			(233,300,000)
	Taxable Fund Preferred Shares, net of deferred offering costs – (18.8)% (13)			(99,421,284)
	Other Assets & Liabilities, Net – (0.4)%			(2,375,156)
	Net Assets Applicable to Common Shares – 100%			$529,856,323

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(6)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(7)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(8)	For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.

(10)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(11)	Borrowings as a percentage of Total Investments is 27.0%.

(12)

The fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(13)	Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.5%.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

SOFR 180A	180 Day Average Secured Overnight Financing Rate

SOFR 30A	30 Day Average Secured Overnight Financing Rate

SOFR 90A	90 Day Average Secured Overnight Financing Rate

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

TSFR 1M	CME Term SOFR 1 Month

TSFR 3M	CME Term SOFR 3 Month

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

JRO	Nuveen Floating Rate Income Opportunity Fund Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 164.4% (100.0% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 134.2% (81.6% of Total Investments) (2)

	Aerospace & Defense – 1.3% (0.8% of Total Investments)

$1,847	TransDigm, Inc., Term Loan E	6.980%	3-Month LIBOR	2.250%	5/30/25	Ba3	$1,845,564
1,990	TransDigm, Inc., Term Loan F, (DD1)	6.980%	3-Month LIBOR	2.250%	12/09/25	Ba3	1,989,301
1,037	TransDigm, Inc., Term Loan H	7.830%	SOFR90A	3.250%	2/22/27	Ba3	1,040,119
4,874	Total Aerospace & Defense						4,874,984

	Airlines – 3.9% (2.4% of Total Investments)

1,967	AAdvantage Loyalty IP Ltd., Term Loan	9.558%	3-Month LIBOR	4.750%	4/20/28	Ba2	2,023,227
748	Air Canada, Term Loan B	8.130%	3-Month LIBOR	3.500%	8/11/28	Ba2	750,121
920	American Airlines, Inc., Term Loan, First Lien	6.297%	1-Month LIBOR	1.750%	1/29/27	Ba3	895,285
3,314	Kestrel Bidco Inc., Term Loan B	7.508%	1-Month LIBOR	3.000%	12/11/26	B+	3,192,039
931	Mileage Plus Holdings LLC, Term Loan B	9.996%	3-Month LIBOR	5.250%	6/20/27	Baa3	971,840
4,380	SkyMiles IP Ltd., Term Loan B	8.558%	3-Month LIBOR	3.750%	10/20/27	Baa1	4,536,636
2,211	United Airlines, Inc., Term Loan B	8.568%	3-Month LIBOR	3.750%	4/21/28	Ba1	2,214,748
14,471	Total Airlines						14,583,896

	Auto Components – 0.8% (0.5% of Total Investments)

610	Adient US LLC, Term Loan B	7.820%	1-Month LIBOR	3.250%	4/08/28	BB+	609,054
2,028	Clarios Global LP, Term Loan B	7.820%	1-Month LIBOR	3.250%	4/30/26	B1	2,026,146
526	DexKo Global Inc., Term Loan B	8.480%	3-Month LIBOR	3.750%	10/04/28	B2	487,825
3,164	Total Auto Components						3,123,025

	Beverages – 2.0% (1.2% of Total Investments)

1,068	Arterra Wines Canada, Inc., Term Loan	8.230%	3-Month LIBOR	3.500%	11/25/27	B	1,041,158
1,199	City Brewing Company, LLC, Term Loan	8.330%	3-Month LIBOR	3.500%	4/05/28	CCC	563,373
1,741	Naked Juice LLC, Term Loan	7.930%	SOFR90A	3.250%	1/20/29	B2	1,609,255
246	Naked Juice LLC, Term Loan, Second Lien	10.680%	SOFR90A	6.000%	1/20/30	CCC	206,410
2,000	Sunshine Investments B.V., Term Loan	8.515%	TSFR3M	4.250%	5/05/29	B+	1,990,000
2,212	Triton Water Holdings, Inc, Term Loan	8.230%	3-Month LIBOR	3.500%	3/31/28	B1	2,111,540
8,466	Total Beverages						7,521,736

	Biotechnology – 0.8% (0.5% of Total Investments)

3,122	Grifols Worldwide Operations USA, Inc., Term Loan B	6.570%	1-Month LIBOR	2.000%	11/15/27	BB+	3,071,133

	Building Products – 1.9% (1.2% of Total Investments)

2,668	Chamberlain Group Inc, Term Loan B	7.820%	1-Month LIBOR	3.250%	10/22/28	B	2,580,605
743	Cornerstone Building Brands, Inc., Term Loan B	7.709%	1-Month LIBOR	3.250%	4/12/28	B	697,557
184	Griffon Corporation, Term Loan B	9.000%	Prime	1.500%	1/19/29	BB	184,016
2,767	Quikrete Holdings, Inc., Term Loan, First Lien	7.195%	1-Month LIBOR	2.625%	1/31/27	Ba2	2,756,210
662	Standard Industries Inc., Term Loan B	6.425%	3-Month LIBOR	2.250%	9/22/28	BBB–	662,172
316	Zurn Holdings, Inc., Term Loan B	6.570%	1-Month LIBOR	2.000%	10/04/28	BB+	316,310
7,340	Total Building Products						7,196,870

	Capital Markets – 0.7% (0.4% of Total Investments)

873	Advisor Group, Inc., Term Loan	9.070%	1-Month LIBOR	4.500%	7/31/26	B2	868,194
1,520	Astra Acquisition Corp., Term Loan, First Lien	9.820%	1-Month LIBOR	5.250%	10/22/28	BB–	1,347,171
349	Motion Finco LLC,Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	344,955
2,742	Total Capital Markets						2,560,320

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Chemicals – 2.0% (1.2% of Total Investments)

$557	ASP Unifrax Holdings Inc, Term Loan B	8.480%	3-Month LIBOR	3.750%	12/12/25	BB	$505,836
168	Avient Corporation, Term Loan B	7.926%	SOFR90A	3.250%	8/29/29	BB+	168,282
1,400	Axalta Coating Systems Dutch Holding B B.V, Term Loan B	7.506%	TSFR3M	3.000%	12/08/29	BBB–	1,407,875
778	Diamond (BC) B.V., Term Loan B	7.448%	1+3 Month LIBOR	2.750%	9/29/28	Ba3	771,265
1,585	Discovery Purchaser Corporation, Term Loan	8.962%	TSFR3M	4.375%	8/03/29	B–	1,521,275
705	INEOS Styrolution US Holding LLC, Term Loan B	7.320%	1-Month LIBOR	2.750%	1/29/26	BB+	705,163
850	Ineos US Finance LLC, Term Loan B	6.661%	1-Month LIBOR	2.000%	3/31/24	BBB–	852,939
164	Kraton Corporation, Term Loan	8.040%	SOFR90A	3.250%	3/15/29	BB	163,489
1,422	Trinseo Materials Operating S.C.A., Term Loan	6.570%	1-Month LIBOR	2.000%	9/09/24	Ba2	1,391,993
7,629	Total Chemicals						7,488,117

	Commercial Services & Supplies – 2.8% (1.7% of Total Investments)

1,164	Amentum Government Services Holdings LLC, Term Loan	8.283%	SOFR90A	4.000%	2/07/29	B1	1,150,326
495	Anticimex International AB, Term Loan B1	8.235%	3-Month LIBOR	3.500%	11/16/28	B	491,288
1,289	Covanta Holding Corporation, Term Loan B, (DD1)	7.034%	TSFR1M	2.500%	11/30/28	Ba1	1,290,716
97	Covanta Holding Corporation, Term Loan C, (DD1)	7.061%	TSFR1M	2.500%	11/30/28	Ba1	97,139
721	Garda World Security Corporation, Term Loan B	8.930%	3-Month LIBOR	4.250%	10/30/26	BB+	720,337
2,645	GFL Environmental Inc., Term Loan	7.825%	3-Month LIBOR	3.000%	5/30/25	BB–	2,654,981
741	Herman Miller, Inc, Term Loan B	6.570%	1-Month LIBOR	2.000%	7/19/28	BB+	732,874
1,098	Intrado Corporation, Term Loan	8.825%	3-Month LIBOR	4.000%	10/10/24	B1	1,034,201
547	Prime Security Services Borrower, LLC, Term Loan	7.517%	3-Month LIBOR	2.750%	9/23/26	BB–	547,038
401	Vertical US Newco Inc, Term Loan B	8.602%	6-Month LIBOR	3.500%	7/31/27	B+	394,604
495	West Corporation, Term Loan B1	8.075%	3-Month LIBOR	3.500%	10/10/24	B1	468,019
854	WIN Waste Innovations Holdings, Inc., Term Loan B	7.480%	3-Month LIBOR	2.750%	3/25/28	B1	822,663
10,547	Total Commercial Services & Supplies						10,404,186

	Communications Equipment – 2.9% (1.8% of Total Investments)

322	Avaya, Inc., Term Loan B	8.709%	1-Month LIBOR	4.250%	12/15/27	Caa2	85,834
2,675	CommScope, Inc., Term Loan B, (DD1)	7.820%	1-Month LIBOR	3.250%	4/04/26	B1	2,626,216
1,637	Delta TopCo, Inc., Term Loan B	8.154%	3-Month LIBOR	3.750%	12/01/27	B2	1,524,731
505	EOS Finco Sarl, Term Loan	10.604%	SOFR90A	6.000%	8/03/29	B	497,003
3,423	Maxar Technologies Ltd., Term Loan B	8.911%	SOFR30A	4.250%	6/09/29	B+	3,429,457
1,160	MLN US HoldCo LLC, Term Loan (5)	11.154%	TSFR3M	6.700%	10/18/27	CCC+	841,452
1,998	MLN US HoldCo LLC, Term Loan, First Lien (5)	8.252%	3-Month LIBOR	4.500%	11/30/25	CCC–	593,552
1,740	Riverbed Technology, Inc., Exit Term Loan, (cash 7.000%, PIK 2.000%)	6.270%	3-Month LIBOR	2.000%	12/07/26	Caa1	769,958
497	ViaSat, Inc., Term Loan	9.176%	TSFR1M	4.500%	3/04/29	BB+	498,356
13,957	Total Communications Equipment						10,866,559

	Construction & Engineering – 0.7% (0.4% of Total Investments)

187	Aegion Corporation, Term Loan	9.320%	1-Month LIBOR	4.750%	5/17/28	B	179,053
988	Centuri Group, Inc, Term Loan B	7.152%	3-Month LIBOR	2.500%	8/27/28	Ba2	984,505
1,005	Osmose Utilities Services, Inc., Term Loan	7.820%	1-Month LIBOR	3.250%	6/22/28	B	970,220
380	Pike Corporation, Term Loan B	7.570%	1-Month LIBOR	3.000%	1/21/28	Ba3	379,393
2,560	Total Construction & Engineering						2,513,171

	Consumer Finance – 0.7% (0.4% of Total Investments)

2,713	Fleetcor Technologies Operating Company, LLC, Term Loan B4	6.320%	1-Month LIBOR	1.750%	4/30/28	BB+	2,709,916

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Containers & Packaging – 2.0% (1.2% of Total Investments)

$1,735	Berry Global, Inc., Term Loan Z	6.152%	1-Month LIBOR	1.750%	7/01/26	BBB–	$1,733,636
1,078	Charter NEX US, Inc., Term Loan	8.320%	1-Month LIBOR	3.750%	12/01/27	B	1,073,472
711	Clydesdale Acquisition Holdings Inc, Term Loan B	8.836%	SOFR30A	4.175%	3/30/29	B	700,071
89	Klockner-Pentaplast of America, Inc., Term Loan B	8.259%	SOFR180A + 6 Month Libor	4.750%	2/09/26	B	79,420
889	Reynolds Group Holdings Inc. , Term Loan B	7.820%	1-Month LIBOR	3.250%	9/24/28	B+	886,417
921	Reynolds Group Holdings Inc. , Term Loan B2	7.820%	1-Month LIBOR	3.250%	2/05/26	B+	920,516
2,234	TricorBraun Holdings, Inc., Term Loan	7.820%	1-Month LIBOR	3.250%	3/03/28	B2	2,177,415
7,657	Total Containers & Packaging						7,570,947

	Diversified Consumer Services – 0.4% (0.2% of Total Investments)

583	GT Polaris, Inc., Term Loan	8.575%	3-Month LIBOR	3.750%	9/24/27	BB–	554,990
983	Spin Holdco Inc., Term Loan	8.765%	3-Month LIBOR	4.000%	3/04/28	B–	780,970
1,566	Total Diversified Consumer Services						1,335,960

	Diversified Financial Services – 1.8% (1.1% of Total Investments)

1,641	Avaya, Inc., Term Loan B2	8.459%	1-Month LIBOR	4.000%	12/15/27	Caa2	437,451
1,707	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	6.236%	1-Month LIBOR	1.750%	1/15/25	Baa2	1,713,009
3,218	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	5.986%	1-Month LIBOR	1.500%	2/12/27	Baa2	3,209,051
1,483	Ditech Holding Corporation, Term Loan (5)	0.000%	N/A	N/A	12/19/22	N/R	163,108
1,313	Trans Union, LLC, Term Loan B6	6.820%	1-Month LIBOR	2.250%	12/01/28	BBB–	1,311,587
9,362	Total Diversified Financial Services						6,834,206

	Diversified Telecommunication Services – 3.9% (2.4% of Total Investments)

1,217	Altice France S.A., Term Loan B12	8.517%	3-Month LIBOR	3.688%	1/31/26	B	1,174,803
3,737	Altice France S.A., Term Loan B13	8.650%	3-Month LIBOR	4.000%	8/14/26	B	3,615,232
4,820	CenturyLink, Inc., Term Loan B	6.820%	1-Month LIBOR	2.250%	3/15/27	BB+	4,667,412
772	Cincinnati Bell, Inc., Term Loan B2	7.911%	SOFR30A	3.250%	11/23/28	B+	770,111
1,061	Connect Finco Sarl, Term Loan B	8.070%	1-Month LIBOR	3.500%	12/12/26	B+	1,054,827
751	Cyxtera DC Holdings, Inc., Term Loan B	7.820%	3-Month LIBOR	3.000%	5/01/24	B3	618,256
2,824	Frontier Communications Corp., Term Loan B	8.500%	3-Month LIBOR	3.750%	10/08/27	BB+	2,775,865
15,182	Total Diversified Telecommunication Services						14,676,506

	Electric Utilities – 0.7% (0.4% of Total Investments)

853	ExGen Renewables IV, LLC, Term Loan	7.240%	3-Month LIBOR	2.500%	12/15/27	BB–	853,357
519	Pacific Gas & Electric Company, Term Loan	7.625%	1-Month LIBOR	3.000%	6/23/25	BB	518,865
1,165	Talen Energy Supply, LLC, Term Loan B (5)	8.320%	1-Month LIBOR	3.750%	7/08/26	N/R	1,184,921
2,537	Total Electric Utilities						2,557,143

	Electronic Equipment, Instruments & Components – 1.1% (0.6% of Total Investments)

1,347	II-VI Incorporated, Term Loan B	7.320%	1-Month LIBOR	2.750%	7/01/29	BBB–	1,346,585
1,400	Ingram Micro Inc., Term Loan B	8.230%	3-Month LIBOR	3.500%	7/02/28	BB+	1,398,785
1,159	TTM Technologies, Inc., Term Loan	6.869%	1-Month LIBOR	2.500%	9/28/24	BB+	1,159,180
3,906	Total Electronic Equipment, Instruments & Components						3,904,550

	Entertainment – 1.2% (0.7% of Total Investments)

1,548	AMC Entertainment Holdings, Inc. , Term Loan B	7.430%	1-Month LIBOR	3.000%	4/22/26	B–	920,937
3,667	Crown Finance US, Inc., Term Loan (5)	0.000%	N/A	N/A	2/28/25	D	642,712
383	Crown Finance US, Inc., Term Loan (5)	0.000%	N/A	N/A	9/20/26	D	63,077
1,074	Diamond Sports Group, LLC, Term Loan, Second Lien	8.026%	SOFR90A	3.250%	8/24/26	Caa2	87,920
486	Lions Gate Capital Holdings LLC, Term Loan B	6.820%	1-Month LIBOR	2.250%	3/24/25	Ba2	479,539

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Entertainment (continued)

$733	Springer Nature Deutschland GmbH, Term Loan B18	7.730%	1-Month LIBOR	3.000%	8/14/26	BB+	$733,442
357	Univision Communications Inc., Term Loan C5	7.320%	1-Month LIBOR	2.750%	3/15/24	B+	356,831
1,105	Virgin Media Bristol LLC, Term Loan Q	7.709%	1-Month LIBOR	3.250%	1/31/29	BB+	1,107,331
9,353	Total Entertainment						4,391,789

	Food & Staples Retailing – 0.7% (0.4% of Total Investments)

1,489	US Foods, Inc.	6.570%	1-Month LIBOR	2.000%	9/13/26	BB	1,488,251
1,072	US Foods, Inc., Term Loan B	7.320%	1-Month LIBOR	2.750%	11/22/28	BB	1,075,075
2,561	Total Food & Staples Retailing						2,563,326

	Food Products – 1.1% (0.7% of Total Investments)

963	8th Avenue Food & Provisions, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	CCC+	842,618
744	CHG PPC Parent LLC, Term Loan	7.625%	1-Month LIBOR	3.000%	12/08/28	B1	741,584
761	Froneri International Ltd., Term Loan	6.820%	1-Month LIBOR	2.250%	1/31/27	B+	754,505
295	H Food Holdings LLC, Term Loan B	8.257%	1-Month LIBOR	3.688%	5/31/25	B2	275,125
44	H Food Holdings LLC, Term Loan B3	9.570%	1-Month LIBOR	5.000%	5/31/25	B2	41,238
808	Sycamore Buyer LLC, Term Loan B	6.853%	SOFR90A	2.250%	7/22/29	BB+	798,077
769	UTZ Quality Foods, LLC, Term Loan B	7.668%	TSFR1M	3.000%	1/20/28	B1	769,782
4,384	Total Food Products						4,222,929

	Health Care Equipment & Supplies – 5.4% (3.3% of Total Investments)

6,800	Bausch & Lomb, Inc., Term Loan	7.842%	SOFR90A	3.250%	5/05/27	BB–	6,632,921
2,011	Carestream Health, Inc., Term Loan	12.180%	SOFR90A	7.500%	9/30/27	B–	1,471,229
410	Embecta Corp, Term Loan B	7.791%	SOFR180A	3.000%	1/27/29	Ba3	403,456
660	ICU Medical, Inc., Term Loan B	7.192%	SOFRA90A+ TSFR1M	2.375%	12/14/28	BBB–	658,260
493	Insulet Corporation, Term Loan B	7.926%	TSFR3M	3.250%	5/04/28	Ba3	492,731
8,759	Medline Borrower, LP, Term Loan B	7.820%	1-Month LIBOR	3.500%	10/21/28	BB–	8,521,576
1,661	Viant Medical Holdings, Inc., Term Loan, First Lien	8.320%	1-Month LIBOR	3.750%	7/02/25	B3	1,511,934
671	Vyaire Medical, Inc., Term Loan B	9.517%	3-Month LIBOR	4.750%	4/16/25	Caa1	487,278
21,465	Total Health Care Equipment & Supplies						20,179,385

	Health Care Providers & Services – 9.8% (6.0% of Total Investments)

2,222	AHP Health Partners, Inc., Term Loan B	8.070%	1-Month LIBOR	3.500%	8/23/28	B1	2,206,600
836	DaVita, Inc. , Term Loan B	6.320%	1-Month LIBOR	1.750%	8/12/26	BBB–	827,306
240	Element Materials Technology Group US Holdings Inc., Term Loan	8.930%	SOFR90A	4.250%	4/12/29	B1	237,977
111	Element Materials Technology Group US Holdings Inc., Term Loan	8.930%	SOFR90A	4.250%	4/12/29	B1	109,836
1,192	Gainwell Acquisition Corp., Term Loan B	8.730%	3-Month LIBOR	4.000%	10/01/27	BB–	1,166,217
296	Global Medical Response, Inc., Term Loan	8.820%	1-Month LIBOR	4.250%	3/14/25	B–	219,144
3,005	Global Medical Response, Inc., Term Loan B	8.651%	1-Month LIBOR	4.250%	10/02/25	B–	2,234,776
3,384	ICON Luxembourg S.A.R.L., Term Loan	7.000%	3-Month LIBOR	2.250%	7/01/28	BB+	3,388,696
1,070	National Mentor Holdings, Inc., Term Loan	8.400%	1 + 3 Month LIBOR	3.750%	3/02/28	B–	789,649
18	National Mentor Holdings, Inc., Term Loan C	8.480%	3-Month LIBOR	3.750%	3/02/28	B–	13,592
1,295	Onex TSG Intermediate Corp., Term Loan B	9.575%	3-Month LIBOR	4.750%	2/26/28	B	1,156,681
6,460	Parexel International Corporation, Term Loan, First Lien	7.820%	1-Month LIBOR	3.250%	11/15/28	B1	6,416,867
1,741	Phoenix Guarantor Inc, Term Loan B	7.820%	1-Month LIBOR	3.250%	3/05/26	B1	1,718,555
1,474	Phoenix Guarantor Inc, Term Loan B3	8.070%	1-Month LIBOR	3.500%	3/05/26	B1	1,457,635
165	Quorum Health Corporation, Term Loan (5)	12.976%	3-Month LIBOR	8.250%	4/29/25	CCC	117,094
3,007	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	8.575%	3-Month LIBOR	3.750%	11/16/25	B1	2,927,264
3,474	Select Medical Corporation, Term Loan B	7.070%	1-Month LIBOR	2.500%	3/06/25	Ba2	3,463,587
4,544	Surgery Center Holdings, Inc., Term Loan	8.210%	3-Month LIBOR	3.750%	8/31/26	B1	4,541,681
877	Team Health Holdings, Inc., Term Loan B	9.811%	SOFR30A	5.250%	2/02/27	B–	731,389
1,270	Team Health Holdings, Inc., Term Loan, First Lien, (DD1)	7.320%	1-Month LIBOR	2.750%	2/06/24	B–	1,173,401

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Providers & Services (continued)

$1,871	US Radiology Specialists, Inc., Term Loan	9.875%	1-Month LIBOR	5.250%	12/15/27	B–	$1,791,825
38,552	Total Health Care Providers & Services						36,689,772

	Health Care Technology – 0.2% (0.2% of Total Investments)

139	Athenahealth, Inc., Term Loan (6)	8.012%	SOFR30A	3.500%	1/27/29	B+	132,532
819	Athenahealth, Inc., Term Loan B	8.012%	SOFR30A	3.500%	1/27/29	B+	778,030
958	Total Health Care Technology						910,562

	Hotels, Restaurants & Leisure – 22.7% (13.8% of Total Investments)

374	24 Hour Fitness Worldwide, Inc., Exit Term Loan (cash 0.220%, PIK 5.000%)	9.726%	3-Month LIBOR	5.000%	12/29/25	CCC–	32,281
165	24 Hour Fitness Worldwide, Inc., Exit Term Loan	18.732%	3-Month LIBOR	14.000%	9/29/26	Caa3	90,698
1,392	Alterra Mountain Company, Term Loan	8.070%	1-Month LIBOR	3.500%	8/17/28	B+	1,391,300
68	Alterra Mountain Company, Term Loan B1	7.320%	1-Month LIBOR	2.750%	7/31/24	B+	68,395
743	Aramark Services, Inc., Term Loan B3	6.320%	1-Month LIBOR	1.750%	3/11/25	BB+	741,036
14,936	B.C. Unlimited Liability Company, Term Loan B4	6.320%	1-Month LIBOR	1.750%	11/19/26	BB+	14,801,240
1,430	Caesars Entertainment Inc,Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	1,430,515
6,124	Caesars Resort Collection, LLC, Term Loan B, First Lien	7.320%	1-Week LIBOR	2.750%	12/22/24	BB–	6,126,516
3,321	Caesars Resort Collection, LLC, Term Loan B1	8.070%	1-Week LIBOR	3.500%	7/20/25	BB–	3,324,734
984	Carnival Corporation, Term Loan B	7.820%	1-Month LIBOR	3.250%	10/18/28	BB–	962,240
3,029	Carnival Corporation, Term Loan B	7.570%	1-Month LIBOR	3.000%	6/30/25	Ba2	2,987,768
2,009	Churchill Downs Incorporated, Term Loan B1	6.570%	1-Month LIBOR	2.000%	3/17/28	BBB–	2,001,511
5,268	ClubCorp Holdings, Inc., Term Loan B, (DD1)	7.480%	3-Month LIBOR	2.750%	9/18/24	B2	4,888,429
236	Crown Finance US, Inc., Term Loan, (DD1)	14.323%	TSFR1M	10.000%	9/09/23	N/R	238,985
2,811	Crown Finance US, Inc., Term Loan, (DD1)	14.635%	TSFR3M	10.000%	9/09/23	N/R	2,843,628
868	Crown Finance US, Inc., Term Loan (6)	0.500%	Defaulted	0.500%	5/31/23	CCC+	137,253
3,293	Equinox Holdings, Inc., Term Loan, First Lien	7.730%	3-Month LIBOR	3.000%	3/08/24	Caa2	2,571,695
5,014	Fertitta Entertainment, LLC, Term Loan B	8.561%	SOFR30A	4.000%	1/27/29	B	4,963,940
929	Four Seasons Hotels Ltd,Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	934,739
1,720	GVC Holdings (Gibraltar) Limited, Term Loan B (DD1)	8.180%	SOFR90A	3.500%	10/31/29	Ba1	1,724,730
1,975	Hilton Grand Vacations Borrower LLC, Term Loan B	7.570%	1-Month LIBOR	3.000%	8/02/28	BB+	1,978,348
3,720	Hilton Worldwide Finance, LLC, Term Loan B2	6.380%	TSFR1M	1.750%	6/21/26	BBB–	3,720,137
399	IRB Holding Corp, Term Loan B	7.320%	1-Month LIBOR	2.750%	2/05/25	B+	398,891
3,646	IRB Holding Corp, Term Loan B, (DD1)	7.687%	SOFR90A	3.000%	12/15/27	B+	3,615,800
1,111	Life Time Fitness Inc , Term Loan B	9.485%	3-Month LIBOR	4.750%	12/15/24	B+	1,113,233
50	Motion Finco LLC,Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	49,099
978	NASCAR Holdings, Inc, Term Loan B	7.070%	1-Month LIBOR	2.500%	10/18/26	BBB–	979,246
861	PCI Gaming Authority, Term Loan	7.070%	1-Month LIBOR	2.500%	5/31/26	BBB–	861,786
772	Penn National Gaming, Inc., Term Loan B	7.411%	SOFR30A	2.750%	4/20/29	BB	772,798
873	Scientific Games Holdings LP, Term Loan B	8.103%	SOFR90A	3.500%	2/04/29	BB–	859,969
2,907	Scientific Games International, Inc., Term Loan	7.578%	SOFR30A	3.000%	4/07/29	BBB–	2,908,422
1,481	SeaWorld Parks & Entertainment, Inc., Term Loan B	7.625%	1-Month LIBOR	3.000%	8/25/28	BB	1,479,954
5,752	Stars Group Holdings B.V. (The), Term Loan	6.980%	3-Month LIBOR	2.250%	7/10/25	BBB	5,748,006
1,396	Stars Group Holdings B.V. (The), Term Loan B	8.092%	SOFR90A	3.250%	7/04/28	BBB	1,400,871
2,151	Station Casinos LLC, Term Loan B	6.820%	1-Month LIBOR	2.250%	2/08/27	BB–	2,137,289
1,485	Twin River Worldwide Holdings, Inc., Term Loan B	7.709%	1-Month LIBOR	3.250%	10/01/28	BB+	1,431,265
2,011	William Morris Endeavor Entertainment, LLC, Term Loan, First Lien	7.352%	1 + 3 Month LIBOR	2.750%	5/16/25	B	2,003,245

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Hotels, Restaurants & Leisure (continued)

$1,072	Wyndham Hotels & Resorts, Inc., Term Loan B	6.320%	1-Month LIBOR	1.750%	5/30/25	BBB–	$1,073,669
87,354	Total Hotels, Restaurants & Leisure						84,793,661

	Household Durables – 0.8% (0.5% of Total Investments)

56	AI Aqua Merger Sub, Inc., Term Loan	8.124%	SOFR30A + 3 Month Libor	3.917%	7/30/28	B	54,434
319	AI Aqua Merger Sub, Inc., Term Loan B	8.132%	SOFR90A	3.750%	7/30/28	B	312,604
1,791	AI Aqua Merger Sub, Inc., Term Loan B, First Lien	8.147%	SOFR30A	3.750%	7/30/28	B	1,752,565
1,007	Weber-Stephen Products LLC, Term Loan B	7.820%	1-Month LIBOR	3.250%	10/30/27	CCC+	887,414
3,173	Total Household Durables						3,007,017

	Household Products – 0.1% (0.1% of Total Investments)

427	Reynolds Consumer Products LLC, Term Loan	6.320%	1-Month LIBOR	1.750%	2/04/27	BBB–	426,886

	Independent Power And Renewable Electricity Producers – 0.2% (0.1% of Total Investments)

879	Vistra Operations Company LLC, Term Loan B3, First Lien	6.262%	1-Month LIBOR	1.750%	12/31/25	BBB–	878,224

	Insurance – 5.3% (3.2% of Total Investments)

3,468	Acrisure, LLC, Term Loan B	8.070%	1-Month LIBOR	3.500%	2/15/27	B	3,351,762
2,489	Alliant Holdings Intermediate, LLC, Term Loan B	7.820%	1-Month LIBOR	3.250%	5/10/25	B	2,490,474
494	Alliant Holdings Intermediate, LLC, Term Loan B4	8.008%	1-Month LIBOR	3.500%	11/06/27	B	493,750
1,952	Asurion LLC, Term Loan B4, Second Lien	9.820%	1-Month LIBOR	5.250%	1/20/29	B	1,642,130
568	Asurion LLC, Term Loan B7	7.570%	1-Month LIBOR	3.000%	11/03/24	Ba3	563,010
2,873	Asurion LLC, Term Loan B8	7.820%	1-Month LIBOR	3.250%	12/23/26	Ba3	2,755,265
1,190	Asurion LLC, Term Loan B9	7.820%	1-Month LIBOR	3.250%	7/31/27	Ba3	1,127,733
133	BroadStreet Partners Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	131,074
741	Broadstreet Partners, Inc., Term Loan B2	7.820%	1-Month LIBOR	3.250%	1/27/27	B1	730,904
986	Hub International Limited, Term Loan B	7.746%	3-Month LIBOR	3.250%	4/25/25	B	986,946
345	Hub International Limited, Term Loan B	8.220%	SOFR90A	4.000%	11/10/29	B	345,269
2,125	Hub International Limited, Term Loan B	7.746%	3-Month LIBOR	3.000%	4/25/25	B	2,125,331
489	Ryan Specialty Group, LLC, Term Loan	7.553%	SOFR30A	3.000%	9/01/27	BB–	488,904
2,658	USI, Inc., Term Loan	8.330%	SOFR90A	3.750%	11/16/29	B1	2,661,993
20,511	Total Insurance						19,894,545

	Interactive Media & Services – 0.8% (0.5% of Total Investments)

4,547	Rackspace Technology Global, Inc., Term Loan B	7.380%	3-Month LIBOR	2.750%	2/09/28	B–	2,887,173

	Internet & Direct Marketing Retail – 0.7% (0.4% of Total Investments)

1,965	CNT Holdings I Corp, Term Loan	8.125%	TSFR3M	3.500%	11/08/27	B	1,944,584
745	Medical Solutions Holdings, Inc., Term Loan, First Lien	7.223%	1 + 3 Month LIBOR	3.500%	11/01/28	B1	721,930
2,710	Total Internet & Direct Marketing Retail						2,666,514

	IT Services – 3.0% (1.8% of Total Investments)

1,590	Ahead DB Holdings, LLC, Term Loan B	8.480%	3-Month LIBOR	3.750%	10/16/27	B+	1,568,924
217	iQor US Inc., Exit Term Loan	12.047%	1-Month LIBOR	7.500%	9/15/27	B1	215,629
964	Peraton Corp., Term Loan B	8.320%	1-Month LIBOR	3.750%	2/01/28	BB–	961,236
1,161	Perforce Software, Inc., Term Loan B	8.320%	1-Month LIBOR	3.750%	7/01/26	B2	1,082,537
3,273	Syniverse Holdings, Inc., Term Loan	11.580%	SOFR90A	7.000%	5/10/29	B–	2,954,743
1,457	Tempo Acquisition LLC, Term Loan B	7.561%	TSFR1M	3.000%	8/31/28	BB–	1,460,986
2,079	Travelport Finance (Luxembourg) S.a.r.l., Term Loan, (cash 3.500%, PIK 6.500%)	6.230%	3-Month LIBOR	1.500%	2/28/25	B–	2,138,961
958	WEX Inc., Term Loan	6.820%	1-Month LIBOR	2.250%	4/01/28	Ba2	957,176
11,699	Total IT Services						11,340,192

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Leisure Products – 0.3% (0.2% of Total Investments)

$473	Hayward Industries, Inc., Term Loan	7.070%	1-Month LIBOR	2.500%	5/28/28	BB	$467,506
528	SRAM, LLC , Term Loan B	7.320%	1-Month LIBOR	2.750%	5/18/28	BB–	524,116
1,001	Total Leisure Products						991,622

	Life Sciences Tools & Services – 0.7% (0.4% of Total Investments)

478	Avantor Funding, Inc., Term Loan B5	6.820%	1-Month LIBOR	2.250%	11/06/27	BB+	478,796
1,570	Curia Global, Inc., Term Loan, (DD1)	8.469%	1 + 3 Month LIBOR	3.750%	8/30/26	B2	1,363,318
843	ICON Luxembourg S.A.R.L., Term Loan	7.000%	3-Month LIBOR	2.250%	7/01/28	BB+	844,007
2,891	Total Life Sciences Tools & Services						2,686,121

	Machinery – 2.8% (1.7% of Total Investments)

1,920	AI Alpine AT Bidco GmbH, Term Loan B	7.034%	6-Month LIBOR	2.750%	11/06/25	B	1,804,205
2,426	Ali Group North America Corporation, Term Loan B	6.676%	TSFR1M	2.000%	10/13/28	Baa3	2,423,843
969	Alliance Laundry Systems LLC, Term Loan B	8.306%	3-Month LIBOR	3.500%	10/08/27	B	968,583
655	Chart Industries Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	657,456
1,690	Gardner Denver, Inc., Term Loan B2	6.411%	TSFR1M	1.750%	2/28/27	BB+	1,687,219
1,467	Gates Global LLC, Term Loan B3	7.070%	1-Month LIBOR	2.500%	3/31/27	Ba3	1,464,636
622	Grinding Media Inc., Term Loan B	8.056%	3-Month LIBOR	4.000%	10/12/28	B	611,238
739	Madison IAQ LLC, Term Loan	7.988%	3-Month LIBOR	3.250%	6/21/28	B2	708,546
10,488	Total Machinery						10,325,726

	Media – 12.2% (7.4% of Total Investments)

1,657	ABG Intermediate Holdings 2 LLC, Term Loan B1	8.161%	SOFR30A	3.500%	12/21/28	B1	1,646,942
320	ABG Intermediate Holdings 2 LLC, Term Loan, Second Lien	10.661%	SOFR30A	6.000%	12/20/29	CCC+	296,202
406	Altice Financing SA, Term Loan, First Lien	7.580%	3-Month LIBOR	2.750%	1/31/26	B	399,234
1,231	Cable One, Inc., Term Loan B4	6.570%	1-Month LIBOR	2.000%	5/03/28	BB+	1,222,914
2,558	Cengage Learning, Inc., Term Loan B	9.880%	3-Month LIBOR	4.750%	7/14/26	B	2,445,089
2,673	Charter Communications Operating, LLC, Term Loan B2	6.320%	1-Month LIBOR	1.750%	2/01/27	BBB–	2,667,885
452	Checkout Holding Corp., First Out Term Loan	11.920%	3-Month LIBOR	7.500%	2/15/23	N/R	355,577
903	Checkout Holding Corp., Last Out Term Loan, (cash 2.000, PIK 9.500%)	5.570%	1-Month LIBOR	9.500%	8/15/23	N/R	207,788
8,424	Clear Channel Outdoor Holdings, Inc., Term Loan B	8.198%	1 + 3 Month LIBOR	3.500%	8/21/26	B1	8,034,442
795	CSC Holdings, LLC, Term Loan	6.709%	1-Month LIBOR	2.250%	1/15/26	B+	766,984
721	CSC Holdings, LLC, Term Loan B1	6.709%	1-Month LIBOR	2.250%	7/17/25	B+	697,549
366	CSC Holdings, LLC, Term Loan B5	6.959%	1-Month LIBOR	2.500%	4/15/27	B+	340,573
4,560	CSC Holdings, LLC, Term Loan B6	8.823%	SOFR90A	4.500%	1/14/28	B1	4,333,232
357	Cumulus Media New Holdings Inc., Term Loan B	8.575%	1-Month LIBOR	3.750%	3/31/26	B	342,468
5,004	DirecTV Financing, LLC, Term Loan	9.570%	1-Month LIBOR	5.000%	8/02/27	BBB–	4,932,072
625	Dotdash Meredith Inc, Term Loan B	8.434%	SOFR30A	4.000%	12/01/28	B+	532,169
722	E.W. Scripps Company (The), Term Loan B2	7.132%	1-Month LIBOR	2.563%	5/01/26	BB	719,741
1,350	Formula One Holdings Limited., Term Loan B	7.811%	TSFR1M	3.250%	1/15/30	BB+	1,356,892
637	Gray Television, Inc., Term Loan C	6.869%	1-Month LIBOR	2.500%	1/02/26	BB+	635,639
4,703	iHeartCommunications, Inc., Term Loan	7.570%	1-Month LIBOR	3.000%	5/01/26	BB–	4,644,842
18	LCPR Loan Financing LLC, Term Loan B	8.209%	1-Month LIBOR	3.750%	10/15/28	BB+	18,030
1,888	McGraw-Hill Global Education Holdings, LLC, Term Loan	8.316%	6-Month LIBOR	4.750%	7/30/28	BB+	1,810,701
409	Mission Broadcasting, Inc., Term Loan B	6.869%	1-Month LIBOR	2.500%	6/03/28	BBB–	406,733
560	Nexstar Broadcasting, Inc., Term Loan B4	7.070%	1-Month LIBOR	2.500%	9/18/26	BBB–	561,269
323	Outfront Media Capital LLC, Term Loan B	6.320%	1-Month LIBOR	1.750%	11/18/26	Ba1	320,174
169	Red Ventures, LLC, Term Loan B2	7.070%	1-Month LIBOR	2.500%	11/08/24	BB+	168,879
871	Sinclair Television Group Inc., Term Loan B2B	7.070%	1-Month LIBOR	2.500%	9/30/26	Ba2	852,612
162	Virgin Media Bristol LLC, Term Loan N	6.959%	1-Month LIBOR	2.500%	1/31/28	BB+	161,393
886	WideOpenWest Finance LLC, Term Loan B	7.580%	SOFR90A	3.000%	12/20/28	BB	882,063

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Media (continued)

$3,728	Ziggo Financing Partnership, Term Loan I	6.96%	1-Month LIBOR	2.500%	4/30/28	BB	$3,703,093
47,478	Total Media						45,463,181

	Multiline Retail – 0.2% (0.1% of Total Investments)

1,513	Belk, Inc., Term Loan, (cash 5.000%, PIK 8.000%)	17.440%	3-Month LIBOR	13.000%	7/31/25	CCC–	280,941
313	Belk, Inc., Term Loan	12.199%	3-Month LIBOR	7.500%	7/31/25	B–	268,097
1,826	Total Multiline Retail						549,038

	Oil, Gas & Consumable Fuels – 3.6% (2.2% of Total Investments)

849	BCP Renaissance Parent LLC, Term Loan B3	8.061%	TSFR1M	3.500%	10/31/26	B+	849,080
617	Buckeye Partners, L.P., Term Loan B	6.634%	1-Month LIBOR	2.250%	11/01/26	BBB–	618,154
368	EG America LLC, Term Loan	8.730%	3-Month LIBOR	4.000%	2/05/25	B–	356,155
3,224	Freeport LNG Investments, LLLP, Term Loan A, (DD1)	7.808%	3-Month LIBOR	3.000%	11/16/26	N/R	3,140,563
2,548	Gulf Finance, LLC, Term Loan	11.344%	1-Month LIBOR	6.750%	8/25/26	B	2,490,445
334	M6 ETX Holdings II Midco LLC, Term Loan B	9.158%	SOFR90A	4.500%	8/11/29	BB+	334,162
2,323	QuarterNorth Energy Holding Inc., Exit Term Loan, Second Lien	12.570%	1-Month LIBOR	8.000%	8/27/26	B	2,315,453
1,153	TransMontaigne Operating Company L.P., Term Loan B	8.028%	1-Month LIBOR	3.500%	11/05/28	BB	1,151,545
1,438	Traverse Midstream Partners LLC, Term Loan	8.800%	SOFR90A	4.250%	9/27/24	B+	1,440,516
600	Whitewater Whistler Holdings LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	600,000
13,454	Total Oil, Gas & Consumable Fuels						13,296,073

	Paper & Forest Products – 0.1% (0.0% of Total Investments)

252	Asplundh Tree Expert, LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	252,414

	Personal Products – 0.3% (0.2% of Total Investments)

426	Conair Holdings, LLC, Term Loan B	8.480%	3-Month LIBOR	3.750%	5/17/28	B–	369,159
29	Coty Inc., Term Loan B	6.645%	1-Month LIBOR	2.250%	4/05/25	BB–	29,312
716	Kronos Acquisition Holdings Inc., Term Loan B, (DD1)	8.485%	3-Month LIBOR	3.750%	12/22/26	B2	698,295
1,171	Total Personal Products						1,096,766

	Pharmaceuticals – 3.6% (2.2% of Total Investments)

602	Catalent Pharma Solutions Inc., Term Loan B3	6.563%	1-Month LIBOR	2.000%	2/22/28	BBB–	601,275
772	Elanco Animal Health Incorporated, Term Loan B	6.119%	1-Month LIBOR	1.750%	8/01/27	BBB–	760,622
6,161	Jazz Financing Lux S.a.r.l., Term Loan	8.070%	1-Month LIBOR	3.500%	5/05/28	BB+	6,161,554
612	Mallinckrodt International Finance S.A., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B3	471,083
3,350	Mallinckrodt International Finance S.A., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B3	2,580,070
15	Mallinckrodt International Finance S.A., Term Loan B	9.986%	3-Month LIBOR	5.250%	9/24/24	B	11,697
2,262	Organon & Co, Term Loan	7.750%	3-Month LIBOR	3.000%	6/02/28	BB	2,262,368
661	Perrigo Investments, LLC, Term Loan B	7.161%	SOFR30A	2.500%	4/05/29	Baa3	663,157
14,435	Total Pharmaceuticals						13,511,826

	Professional Services – 1.9% (1.1% of Total Investments)

469	CHG Healthcare Services Inc., Term Loan	7.820%	1-Month LIBOR	3.250%	9/30/28	B1	466,689
776	Creative Artists Agency, LLC , Term Loan B	8.320%	1-Month LIBOR	3.750%	11/26/26	B	777,335
2,080	Dun & Bradstreet Corporation (The), Term Loan	7.767%	1-Month LIBOR	3.250%	2/08/26	BB+	2,078,621
960	EAB Global, Inc., Term Loan	8.070%	1-Month LIBOR	3.500%	8/16/28	B2	929,839
550	Physician Partners LLC, Term Loan	8.661%	SOFR30A	4.000%	2/01/29	B	527,802

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Professional Services (continued)

$2,223	Verscend Holding Corp., Term Loan B	8.570%	1-Month LIBOR	4.000%	8/27/25	BB–	$2,223,770
7,058	Total Professional Services						7,004,056

	Real Estate Management & Development – 0.3% (0.2% of Total Investments)

536	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B	7.320%	1-Month LIBOR	2.750%	8/21/25	BB	534,493
676	Cushman & Wakefield US Borrower LLC	7.816%	0	325.000%	1/24/30	BB	674,126
1,212	Total Real Estate Management & Development						1,208,619

	Road & Rail – 2.1% (1.3% of Total Investments)

908	First Student Bidco Inc, Term Loan B	7.726%	3-Month LIBOR	3.000%	7/21/28	BB+	859,378
339	First Student Bidco Inc, Term Loan C	7.726%	3-Month LIBOR	3.000%	7/21/28	BB+	321,028
1,452	Genesee & Wyoming Inc. (New), Term Loan	6.730%	3-Month LIBOR	2.000%	12/30/26	BB+	1,450,888
882	Hertz Corporation, (The), Term Loan B	7.820%	1-Month LIBOR	3.250%	6/30/28	BB+	879,996
169	Hertz Corporation, (The), Term Loan C	7.820%	1-Month LIBOR	3.250%	6/30/28	BB+	168,811
550	Uber Technologies, Inc., Term Loan B	8.235%	3-Month LIBOR	3.500%	2/25/27	Ba3	551,133
2,002	Uber Technologies, Inc., Term Loan B, First Lien	8.235%	3-Month LIBOR	3.500%	4/04/25	Ba3	2,006,096
1,444	XPO Logistics, Inc., Term Loan B	6.134%	1-Month LIBOR	1.750%	2/24/25	BB+	1,442,122
7,746	Total Road & Rail						7,679,452

	Semiconductors & Semiconductor Equipment – 0.4% (0.3% of Total Investments)

915	Bright Bidco B.V., Term Loan (5)	12.676%	TSFR3M	8.000%	10/31/27	B	800,120
771	Entegris, Inc., Term Loan B	7.571%	SOFR30A + SOFR90A	3.000%	7/06/29	Baa3	775,218
1,686	Total Semiconductors & Semiconductor Equipment						1,575,338

	Software – 15.6% (9.5% of Total Investments)

689	Apttus Corporation, Term Loan	9.075%	3-Month LIBOR	4.250%	5/06/28	BB	671,193
932	Avaya, Inc., Term Loan	14.478%	SOFR30A	10.000%	12/15/27	Caa2	547,550
3,578	Banff Merger Sub Inc, Term Loan, (DD1)	8.320%	1-Month LIBOR	3.750%	10/02/25	B2	3,520,175
1,189	Camelot U.S. Acquisition LLC, Term Loan B, (DD1)	7.517%	1-Month LIBOR	3.000%	10/31/26	B1	1,189,121
573	Camelot U.S. Acquisition LLC, Term Loan B	7.517%	1-Month LIBOR	3.000%	10/31/26	B1	572,950
411	CCC Intelligent Solutions Inc., Term Loan B	6.797%	1-Month LIBOR	2.250%	9/21/28	B+	410,542
1,930	CDK Global, Inc., Term Loan B	9.080%	SOFR90A	4.500%	6/09/29	B+	1,928,495
1,021	Ceridian HCM Holding Inc., Term Loan B	7.070%	1-Month LIBOR	2.500%	4/30/25	B+	1,018,096
1,995	DTI Holdco, Inc., Term Loan	9.426%	SOFR90A	4.750%	4/21/29	B2	1,908,966
4,605	Epicor Software Corporation, Term Loan	7.820%	1-Month LIBOR	3.250%	7/31/27	B2	4,531,203
3,601	Finastra USA, Inc., Term Loan, First Lien	8.325%	3-Month LIBOR	3.500%	6/13/24	B+	3,393,306
3,070	Greeneden U.S. Holdings II, LLC, Term Loan B4	8.570%	1-Month LIBOR	4.000%	12/01/27	B2	3,020,927
423	Greenway Health, LLC, Term Loan, First Lien	8.480%	3-Month LIBOR	3.750%	2/16/24	CCC+	295,607
3,722	Informatica LLC, Term Loan B	7.375%	1-Month LIBOR	2.750%	10/14/28	BB–	3,720,703
598	iQor US Inc., Second Out Term Loan	12.047%	1-Month LIBOR	7.500%	11/19/25	CCC+	433,952
2,084	McAfee, LLC, Term Loan B	8.184%	SOFR30A	3.750%	2/03/29	BB+	1,972,395
4,009	NortonLifeLock Inc., Term Loan B	6.661%	SOFR30A	2.000%	1/28/29	BBB–	4,004,904
5,400	Open Text Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	5,400,000
997	Polaris Newco LLC, Term Loan B	8.730%	3-Month LIBOR	4.000%	6/04/28	B2	948,582
393	Project Ruby Ultimate Parent Corp., Term Loan	7.820%	1-Month LIBOR	3.250%	3/10/28	B	380,719
1,465	Proofpoint, Inc., Term Loan, First Lien	7.985%	3-Month LIBOR	3.250%	8/31/28	BB–	1,439,244
442	RealPage, Inc, Term Loan, First Lien	7.547%	1-Month LIBOR	3.000%	4/22/28	B+	431,681
3,398	Seattle Spinco, Inc., Term Loan B5	8.612%	SOFR30A	4.000%	1/14/27	BB+	3,397,701
1,699	Sophia, L.P., Term Loan B	8.230%	3-Month LIBOR	3.500%	10/07/27	B2	1,676,836
1,313	SS&C European Holdings Sarl, Term Loan B4, (DD1)	6.320%	1-Month LIBOR	1.750%	4/16/25	BB+	1,312,712
1,493	SS&C Technologies Inc., Term Loan B3, (DD1)	6.320%	1-Month LIBOR	1.750%	4/16/25	BB+	1,492,270
238	SS&C Technologies Inc., Term Loan B6	6.911%	SOFR30A	2.250%	3/22/29	BB+	238,118
359	SS&C Technologies Inc., Term Loan B7	6.911%	SOFR30A	2.250%	3/22/29	BB+	358,789

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Software (continued)

$1,487	Ultimate Software Group Inc (The), Term Loan	8.032%	3-Month LIBOR	3.250%	5/03/26	B1	$1,465,242
726	Ultimate Software Group Inc (The), Term Loan B	8.575%	3-Month LIBOR	3.750%	5/03/26	B1	719,682
749	Vision Solutions, Inc., Term Loan	8.818%	3-Month LIBOR	4.000%	5/28/28	B2	659,987
3,195	Zelis Healthcare Corporation, Term Loan	8.070%	1-Month LIBOR	3.500%	9/30/26	B	3,192,414
2,151	ZoomInfo LLC, Term Loan B	7.661%	TSFR1M	3.000%	2/01/26	BB+	2,161,588
59,935	Total Software						58,415,650

	Specialty Retail – 4.4% (2.7% of Total Investments)

560	Academy, Ltd., Term Loan	8.119%	1-Month LIBOR	3.750%	11/06/27	BB	560,869
1,975	Avis Budget Car Rental, LLC, Term Loan B	6.320%	1-Month LIBOR	1.750%	8/06/27	BB+	1,952,998
1,077	Avis Budget Car Rental, LLC, Term Loan C	8.161%	SOFR30A	3.500%	3/15/29	BB+	1,078,285
338	Driven Holdings, LLC, Term Loan B	7.738%	3-Month LIBOR	3.000%	12/17/28	B3	330,983
1,597	Jo-Ann Stores, Inc., Term Loan B1	9.572%	3-Month LIBOR	4.750%	6/30/28	CCC+	934,477
1,539	LBM Acquisition LLC, Term Loan B	8.852%	6-Month LIBOR	3.750%	12/18/27	B+	1,395,790
429	Les Schwab Tire Centers, Term Loan B	6.580%	3-Month LIBOR	3.250%	11/02/27	B	428,276
6,471	PetSmart, Inc., Term Loan B	8.411%	TSFR1M	3.750%	2/12/28	BB	6,436,407
1,668	Restoration Hardware, Inc., Term Loan B	7.070%	1-Month LIBOR	2.500%	10/15/28	BB	1,608,954
352	SRS Distribution Inc., Term Loan	8.161%	TSFR1M	3.500%	6/04/28	B–	339,553
538	Staples, Inc., Term Loan	9.440%	3-Month LIBOR	5.000%	4/12/26	B	504,371
765	Wand NewCo 3, Inc., Term Loan	7.570%	1-Month LIBOR	3.000%	2/05/26	B2	747,382
17,309	Total Specialty Retail						16,318,345

	Technology Hardware, Storage & Peripherals – 0.2% (0.1% of Total Investments)

576	NCR Corporation, Term Loan	7.330%	3-Month LIBOR	2.500%	8/28/26	BB+	575,010

	Textiles, Apparel & Luxury Goods – 0.5% (0.3% of Total Investments)

1,351	Birkenstock GmbH & Co. KG, Term Loan B	7.690%	3-Month LIBOR	3.250%	4/28/28	BB–	1,349,940
265	New Trojan Parent, Inc., Term Loan, First Lien	7.764%	1-Month LIBOR	3.250%	1/06/28	B–	186,606
191	Samsonite International S.A., Term Loan B2	7.570%	1-Month LIBOR	3.000%	4/25/25	N/R	191,346
1,807	Total Textiles, Apparel & Luxury Goods						1,727,892

	Trading Companies & Distributors – 0.5% (0.3% of Total Investments)

985	Core & Main LP, Term Loan B	7.313%	1 + 6 Month LIBOR	2.500%	6/10/28	B+	984,537
1,022	Resideo Funding Inc., Term Loan	6.807%	1 + 3 + 6 Month LIBOR	2.250%	2/12/28	BBB–	1,024,355
2,007	Total Trading Companies & Distributors						2,008,892

	Transportation Infrastructure – 0.9% (0.6% of Total Investments)

1,613	Brown Group Holding, LLC, Term Loan B	7.047%	1-Month LIBOR	2.500%	4/22/28	B+	1,608,130
748	Brown Group Holding, LLC, Term Loan B2	8.369%	SOFR30A + SOFR90A	3.750%	6/09/29	B+	749,479
1,089	KKR Apple Bidco, LLC, Term Loan	7.320%	1-Month LIBOR	2.750%	9/23/28	B+	1,086,708
3,450	Total Transportation Infrastructure						3,444,317

	Wireless Telecommunication Services – 1.2% (0.7% of Total Investments)

985	GOGO Intermediate Holdings LLC, Term Loan B	8.575%	3-Month LIBOR	3.750%	4/30/28	B+	985,527
3,399	Intelsat Jackson Holdings S.A., Term Loan B	7.445%	SOFR180A	4.500%	1/27/29	BB–	3,351,508
4,384	Total Wireless Telecommunication Services						4,337,035
$530,534	Total Variable Rate Senior Loan Interests (cost $520,346,554)						501,112,573

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		CORPORATE BONDS – 22.5% (13.7% of Total Investments)

		Aerospace & Defense – 0.3% (0.2% of Total Investments)

$1,350		TransDigm Inc	4.625%	1/15/29	B–	$1,217,916

		Airlines – 0.5% (0.3% of Total Investments)

900		Delta Air Lines Inc	3.750%	10/28/29	Baa3	796,410
534		United Airlines Inc, 144A	4.375%	4/15/26	Ba1	506,945
706		United Airlines Inc, 144A	4.625%	4/15/29	Ba1	643,950
2,140		Total Airlines				1,947,305

		Auto Components – 0.7% (0.4% of Total Investments)

1,925		Adient Global Holdings Ltd, 144A	4.875%	8/15/26	BB–	1,827,614
830		Dana Financing Luxembourg Sarl, 144A	5.750%	4/15/25	BB+	821,700
2,755		Total Auto Components				2,649,314

		Chemicals – 1.4% (0.8% of Total Investments)

3,000		Celanese US Holdings LLC	5.900%	7/05/24	BBB–	3,017,230
950		Rayonier AM Products Inc, 144A	7.625%	1/15/26	B+	888,269
1,345		Trinseo Materials Operating SCA / Trinseo Materials Finance Inc, 144A	5.375%	9/01/25	B2	1,176,875
5,295		Total Chemicals				5,082,374

		Commercial Services & Supplies – 1.0% (0.6% of Total Investments)

1,500		Prime Security Services Borrower LLC / Prime Finance Inc, 144A	3.375%	8/31/27	BB–	1,331,026
1,019		Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB–	998,661
1,363		Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B–	1,292,669
3,882		Total Commercial Services & Supplies				3,622,356

		Communications Equipment – 1.3% (0.8% of Total Investments)

8,388		Avaya Inc, 144A	6.125%	9/15/28	Caa2	2,558,340
900		Commscope Inc, 144A	4.750%	9/01/29	B1	749,124
1,125		Commscope Inc, 144A	8.250%	3/01/27	CCC+	956,869
600		CommScope Technologies LLC, 144A	5.000%	3/15/27	CCC+	458,086
11,013		Total Communications Equipment				4,722,419

		Containers & Packaging – 0.1% (0.1% of Total Investments)

540		Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC, 144A	4.375%	9/30/28	B+	479,948

		Diversified Telecommunication Services – 1.2% (0.7% of Total Investments)

2,734		Frontier Communications Holdings LLC, 144A	5.875%	10/15/27	BB+	2,610,752
898		Frontier Communications Holdings LLC, 144A	6.000%	1/15/30	BB–	737,644
595		Frontier Communications Holdings LLC, 144A	5.000%	5/01/28	BB+	540,944
700		Frontier Communications Holdings LLC	5.875%	11/01/29	CCC+	570,682
4,927		Total Diversified Telecommunication Services				4,460,022

		Electric Utilities – 0.6% (0.4% of Total Investments)

2,980		Bruce Mansfield Unit 1 2007 Pass Through Trust (5)	6.850%	6/01/34	N/R	3,725
880		Pacific Gas and Electric Co	4.550%	7/01/30	BBB–	820,751
0	(7)	Pacific Gas and Electric Co	4.500%	7/01/40	BBB–	1
955		PG&E Corp	5.000%	7/01/28	BB	894,883
600		Talen Energy Supply LLC, 144A (5)	7.250%	5/15/27	N/R	624,488
5,415		Total Electric Utilities				2,343,848

		Energy Equipment & Services – 0.2% (0.1% of Total Investments)

700		Weatherford International Ltd, 144A	8.625%	4/30/30	B	706,587

		Entertainment – 0.8% (0.5% of Total Investments)

4,457		AMC Entertainment Holdings Inc, (cash 10.000%, PIK 12.000%), 144A	10.000%	6/15/26	Caa3	2,222,505
2,750		Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	Ca	55,000
1,880		Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	Caa2	138,650
1,000		Lions Gate Capital Holdings LLC, 144A	5.500%	4/15/29	B–	650,000
10,087		Total Entertainment				3,066,155

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Equity Real Estate Investment Trusts (REITs) – 0.5% (0.3% of Total Investments)

$2,850	American Tower Corp	2.950%	1/15/51	BBB+	$1,877,046

	Health Care Equipment & Supplies – 0.2% (0.1% of Total Investments)

900	Mozart Debt Merger Sub Inc, 144A	3.875%	4/01/29	BB–	769,514

	Health Care Providers & Services – 1.4% (0.8% of Total Investments)

120	HCA Inc	5.375%	2/01/25	BBB–	120,453
1,494	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	997,986
550	Select Medical Corp, 144A	6.250%	8/15/26	B–	537,174
534	Tenet Healthcare Corp	4.875%	1/01/26	BB–	520,100
1,060	Tenet Healthcare Corp	0.000%	2/01/27	N/R	1,036,150
1,940	Tenet Healthcare Corp	6.125%	10/01/28	B+	1,814,055
121	Tenet Healthcare Corp	4.625%	7/15/24	BB–	119,336
5,819	Total Health Care Providers & Services				5,145,254

	Hotels, Restaurants & Leisure – 1.1% (0.7% of Total Investments)

2,740	1011778 BC ULC / New Red Finance Inc, 144A	4.000%	10/15/30	B+	2,332,425
536	1011778 BC ULC / New Red Finance Inc, 144A	3.500%	2/15/29	BB+	468,968
706	Caesars Entertainment Inc, 144A	6.250%	7/01/25	Ba3	703,281
534	Life Time Inc, 144A	5.750%	1/15/26	B+	513,185
4,516	Total Hotels, Restaurants & Leisure				4,017,859

	Independent Power Producers & Energy Traders – 0.7% (0.4% of Total Investments)

1,746	Talen Energy Supply LLC, 144A (5)	7.625%	6/01/28	N/R	1,820,043
870	Ziggo Bond Co BV, 144A	6.000%	1/15/27	B–	822,829
2,616	Total Independent Power Producers & Energy Traders				2,642,872

	Insurance – 0.1% (0.1% of Total Investments)

280	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A	4.250%	10/15/27	B	256,607

	Interactive Media & Services – 0.3% (0.2% of Total Investments)

1,960	Rackspace Technology Global Inc, 144A	3.500%	2/15/28	B–	1,178,450

	Internet Software & Services – 0.4% (0.3% of Total Investments)

4,659	Rackspace Technology Global Inc, 144A	5.375%	12/01/28	CCC+	1,716,562

	IT Services – 0.2% (0.2% of Total Investments)

1,005	Ahead DB Holdings LLC, 144A	6.625%	5/01/28	CCC+	849,225

	Media – 3.5% (2.1% of Total Investments)

3,800	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/01/42	BBB–	2,643,043
950	Clear Channel Outdoor Holdings Inc, 144A	7.750%	4/15/28	CCC	808,194
3,809	CSC Holdings LLC, 144A	3.375%	2/15/31	B+	2,656,777
2,465	iHeartCommunications Inc, 144A	5.250%	8/15/27	BB–	2,207,728
1,127	iHeartCommunications Inc	8.375%	5/01/27	B–	1,009,626
6	iHeartCommunications Inc	6.375%	5/01/26	BB–	6,016
400	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB+	352,000
1,225	McGraw-Hill Education Inc, 144A	5.750%	8/01/28	BB+	1,076,327
2,693	VZ Secured Financing BV, 144A	5.000%	1/15/32	BB	2,306,097
16,475	Total Media				13,065,808

	Metals & Mining – 0.2% (0.1% of Total Investments)

855	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B+	828,816

	Oil, Gas & Consumable Fuels – 3.3% (2.0% of Total Investments)

700	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	8.125%	1/15/27	B–	675,372
2,935	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	2,949,675
1,040	Citgo Petroleum Corp, 144A	7.000%	6/15/25	BB	1,031,243
600	Gulfport Energy Corp, 144A	8.000%	5/17/26	BB–	594,486
534	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	6.250%	11/01/28	BB+	512,912
534	MEG Energy Corp, 144A	5.875%	2/01/29	BB–	509,970

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$2,768	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	B	$2,628,657
250	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	11/01/23	Caa2	250,323
250	NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	Caa2	221,875
250	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	4/15/26	Caa2	212,462
1,182	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB	1,177,573
1,500	PBF Holding Co LLC / PBF Finance Corp	6.000%	2/15/28	BB	1,414,260
12,543	Total Oil, Gas & Consumable Fuels				12,178,808

	Pharmaceuticals – 0.2% (0.1% of Total Investments)

800	ORGANON & CO/ORG, 144A	5.125%	4/30/31	BB–	722,232
800	Total Pharmaceuticals				722,232

	Software – 0.2% (0.1% of Total Investments)

950	Condor Merger Sub Inc, 144A	7.375%	2/15/30	CCC+	789,067

	Specialty Retail – 1.6% (1.0% of Total Investments)

4,255	Hertz Corp/The, 144A	4.625%	12/01/26	B+	3,786,950
1,800	Michaels Cos Inc/The, 144A	7.875%	5/01/29	Caa1	1,368,000
522	PetSmart Inc / PetSmart Finance Corp, 144A	4.750%	2/15/28	BB	482,841
200	PetSmart Inc / PetSmart Finance Corp, 144A	7.750%	2/15/29	B–	196,548
6,777	Total Specialty Retail				5,834,339

	Wireless Telecommunication Services – 0.5% (0.3% of Total Investments)

2,320	Vmed O2 UK Financing I PLC, 144A	4.250%	1/31/31	BB+	1,937,200
$113,429	Total Corporate Bonds (cost $94,370,528)				84,107,903

Shares	Description (1)				Value

	COMMON STOCKS – 4.7% (2.8% of Total Investments)

	Banks – 0.0% (0.0% of Total Investments)

21,193	iQor US Inc (8)				$79,474

	Communications Equipment – 0.0% (0.0% of Total Investments)

5,616	Windstream Services PE LLC (8)				57,216

	Construction & Engineering – 0.0% (0.0% of Total Investments)

1,318	TNT Crane & Rigging Inc (8)				8,347
2,336	TNT Crane & Rigging Inc (8)				233
	Total Construction & Engineering				8,580

	Diversified Consumer Services – 0.1% (0.0% of Total Investments)

16,910	Cengage Learning Holdings II Inc (8)				189,189

	Diversified Telecommunication Services – 0.1% (0.0% of Total Investments)

16,271	Windstream Services PE LLC (8)				165,769

	Energy Equipment & Services – 2.2% (1.3% of Total Investments)

56,185	Quarternorth Energy Holding Inc (8)				7,659,869
63,862	Transocean Ltd (8)				430,430
7,266	Vantage Drilling International (8)				116,256
	Total Energy Equipment & Services				8,206,555

	Entertainment – 0.0% (0.0% of Total Investments)

23,363	Metro-Goldwyn-Mayer Inc (8)				103,965

	Health Care Equipment & Supplies – 0.3% (0.2% of Total Investments)

69,049	Onex Carestream Finance LP (8)				1,035,735

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Shares	Description (1)				Value

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

47,462	Millennium Health LLC (8), (9)				$2,041
50,560	Millennium Health LLC (8), (9)				7,230
	Total Health Care Providers & Services				9,271

	Hotels, Restaurants & Leisure – 0.0% (0.0% of Total Investments)

83,129	24 Hour Fitness Worldwide Inc (8)				831
174,788	24 Hour Fitness Worldwide Inc (8)				1,399
	Total Hotels, Restaurants & Leisure				2,230

	Independent Power And Renewable Electricity Producers – 1.3% (0.8% of Total Investments)

64,338	Energy Harbor Corp (8), (10)				4,921,857

	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)

12,030	Catalina Marketing Corp (8)				3,007

	Marine – 0.0% (0.0% of Total Investments)

573	ACBL HLDG CORP (8)				21,488

	Media – 0.0% (0.0% of Total Investments)

7	Cumulus Media Inc, Class A (8)				47
1,318,561	Hibu plc (8)				—
	Total Media				47

	Multiline Retail – 0.0% (0.0% of Total Investments)

187	Belk Inc (8)				1,636

	Oil, Gas & Consumable Fuels – 0.6% (0.4% of Total Investments)

6,825	California Resources Corp				291,632
12,582	Chord Energy Corp				1,803,378
	Total Oil, Gas & Consumable Fuels				2,095,010

	Professional Services – 0.0% (0.0% of Total Investments)

70,690	Skillsoft Corp (8)				135,725

	Semiconductors & Semiconductor Equipment – 0.1% (0.1% of Total Investments)

17,763	Bright Bidco BV (8), (9)				237,260
13,004	Bright Bidco BV (8)				213,639
	Total Semiconductors & Semiconductor Equipment				450,899
	Total Common Stocks (cost $23,737,899)				17,487,653

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED SECURITIES – 1.9% (1.2% of Total Investments)

$250	Battalion CLO XI Ltd , 144A (3-Month LIBOR reference rate + 6.850% spread) 2017 11A (11)	8.034%	4/24/34	Ba3	$221,104
500	CIFC Funding 2019-I Ltd , 144A (3-Month LIBOR reference rate + 6.830% spread) 2019 1A (11)	7.893%	4/20/32	Ba3	464,300
800	Dryden 50 Senior Loan Fund , 144A (3-Month LIBOR reference rate + 6.260% spread) 2017 50A (11)	11.052%	7/15/30	Ba3	715,420
1,000	Flatiron CLO 19 Ltd , 144A (3-Month LIBOR reference rate + 6.100% spread) 2019 1A (11)	10.744%	11/16/34	BB–	903,762
750	Gilbert Park CLO Ltd , 144A (3-Month LIBOR reference rate + 6.400% spread) 2017 1A (11)	11.192%	10/15/30	Ba3	662,551
500	Goldentree Loan Opportunities IX Ltd , 144A (3-Month LIBOR reference rate + 5.660% spread) 2014 9A (11)	10.462%	10/29/29	BB–	472,540
500	KKR CLO 30 Ltd , 144A (3-Month LIBOR reference rate + 6.400% spread) Y 30A (11)	11.192%	10/17/31	Ba3	458,266
250	Magnetite XXVII Ltd , 144A (3-Month LIBOR reference rate + 6.000% spread) 2020 27A (11)	10.808%	10/20/34	Ba3	229,496
400	Neuberger Berman Loan Advisers CLO 28 Ltd , 144A (3-Month LIBOR reference rate + 5.600% spread) 2018 28A (11)	10.408%	4/20/30	BB–	367,095

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED SECURITIES (continued)

$1,375	Neuberger Berman Loan Advisers CLO 48 Ltd , 144A (TSFR3M reference rate + 3.200% spread) 2022 48A (11)	7.859%	4/25/36	BBB–	$1,253,549
833	Rockford Tower CLO 2017-3 Ltd , 144A (3-Month LIBOR reference rate + 5.750% spread) 2017 3A (11)	6.813%	10/20/30	Ba3	700,870
850	TICP CLO I-2 LTD , 144A (3-Month LIBOR reference rate + 5.770% spread) 2018 IA (11)	6.984%	4/26/28	B1	817,334
$8,008	Total Asset-Backed Securities (cost $7,841,760)				7,266,287

Shares	Description (1)				Value

	WARRANTS – 1.1% (0.7% of Total Investments)

	Energy Equipment & Services – 1.0% (0.6% of Total Investments)

25,425	Quarternorth Energy Holding Inc				$3,466,267
17,255	Quarternorth Energy Holding Inc				155,295
33,231	Quarternorth Energy Holding Inc				216,001
	Total Energy Equipment & Services				3,837,563

	Entertainment – 0.0% (0.0% of Total Investments)

138,768	Cineworld Warrant				—

	Industrial Conglomerates – 0.0% (0.0% of Total Investments)

17,060	American Commercial Barge Line LLC				8,530

	Marine – 0.1% (0.1% of Total Investments)

1,706	ACBL HLDG CORP				82,741
603	ACBL HLDG CORP				22,613
2,243	ACBL HLDG CORP				56,075
22,430	American Commercial Barge Line LLC				8,411
	Total Marine				169,840

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

314	California Resources Corp				3,438

	Wireless Telecommunication Services – 0.0% (0.0% of Total Investments)

2	Intelsat SA/Luxembourg				2
	Total Warrants (cost $654,918)				4,019,373

Shares	Description (1)	Coupon		Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.0% (0.0% of Total Investments)

	Communications Equipment – 0.0% (0.0% of Total Investments)

15,089	Riverbed Technology Inc	0.000%		N/R	$151

	Marine – 0.0% (0.0% of Total Investments)

2,133	ACBL HLDG CORP	0.000%		N/R	53,325
2,428	ACBL HLDG CORP	0.000%		N/R	117,758
	Total Marine				171,083
	Total Convertible Preferred Securities (cost $378,983)				171,234
	Total Long-Term Investments (cost $647,330,642)				614,165,023
	Borrowings – (42.4)% (12), (13)				(158,500,000)
	Taxable Fund Preferred Shares, net of deferred offering costs – (20.0)% (14)				(74,726,849)
	Other Assets & Liabilities, Net – (2.0)%				(7,397,170)
	Net Assets Applicable to Common Shares – 100%				$373,541,004

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(6)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(7)	Principal Amount (000) rounds to less than $1,000.

(8)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(9)	For fair value measurement disclosure purposes, investment classified as Level 3.

(10)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.

(11)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(12)	Borrowings as a percentage of Total Investments is 25.8%.

(13)

The fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(14)	Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 12.2%.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

SOFR 180A	180 Day Average Secured Overnight Financing Rate

SOFR 30A	30 Day Average Secured Overnight Financing Rate

SOFR 90A	90 Day Average Secured Overnight Financing Rate

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

TSFR 1M	CME Term SOFR 1 Month

TSFR 3M	CME Term SOFR 3 Month

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

JSD	Nuveen Short Duration Credit Opportunities Fund Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 160.2% (98.7% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 129.9% (80.0% of Total Investments) (2)

	Aerospace & Defense – 1.7% (1.1% of Total Investments)

$80	TransDigm, Inc., Term Loan E	6.980%	3-Month LIBOR	2.250%	5/30/25	Ba3	$79,540
2,072	TransDigm, Inc., Term Loan F, (DD1)	6.980%	3-Month LIBOR	2.250%	12/09/25	Ba3	2,071,026
244	TransDigm, Inc., Term Loan H	7.830%	SOFR90A	3.250%	2/22/27	Ba3	245,110
2,396	Total Aerospace & Defense						2,395,676

	Airlines – 4.5% (2.8% of Total Investments)

742	AAdvantage Loyalty IP Ltd., Term Loan	9.558%	3-Month LIBOR	4.750%	4/20/28	Ba2	762,943
274	Air Canada, Term Loan B	8.130%	3-Month LIBOR	3.500%	8/11/28	Ba2	275,045
755	American Airlines, Inc., Term Loan, First Lien	6.297%	1-Month LIBOR	1.750%	1/29/27	Ba3	734,121
1,582	Kestrel Bidco Inc., Term Loan B	7.508%	1-Month LIBOR	3.000%	12/11/26	B+	1,523,625
356	Mileage Plus Holdings LLC, Term Loan B	9.996%	3-Month LIBOR	5.250%	6/20/27	Baa3	371,254
1,776	SkyMiles IP Ltd., Term Loan B	8.558%	3-Month LIBOR	3.750%	10/20/27	Baa1	1,840,241
737	United Airlines, Inc., Term Loan B	8.568%	3-Month LIBOR	3.750%	4/21/28	Ba1	738,249
6,222	Total Airlines						6,245,478

	Auto Components – 0.8% (0.5% of Total Investments)

81	Adient US LLC, Term Loan B	7.820%	1-Month LIBOR	3.250%	4/08/28	BB+	81,207
845	Clarios Global LP, Term Loan B	7.820%	1-Month LIBOR	3.250%	4/30/26	B1	844,228
209	DexKo Global Inc., Term Loan B	8.480%	3-Month LIBOR	3.750%	10/04/28	B2	193,289
1,135	Total Auto Components						1,118,724

	Beverages – 1.9% (1.1% of Total Investments)

402	Arterra Wines Canada, Inc., Term Loan	8.230%	3-Month LIBOR	3.500%	11/25/27	B	391,628
448	City Brewing Company, LLC, Term Loan	8.330%	3-Month LIBOR	3.500%	4/05/28	CCC	210,441
746	Naked Juice LLC, Term Loan	7.930%	SOFR90A	3.250%	1/20/29	B2	689,681
82	Naked Juice LLC, Term Loan, Second Lien	10.680%	SOFR90A	6.000%	1/20/30	CCC	68,803
250	Sunshine Investments B.V., Term Loan	8.515%	TSFR3M	4.250%	5/05/29	B+	248,750
999	Triton Water Holdings, Inc, Term Loan	8.230%	3-Month LIBOR	3.500%	3/31/28	B1	954,152
2,927	Total Beverages						2,563,455

	Biotechnology – 0.8% (0.5% of Total Investments)

1,096	Grifols Worldwide Operations USA, Inc., Term Loan B	6.570%	1-Month LIBOR	2.000%	11/15/27	BB+	1,078,532

	Building Products – 1.8% (1.1% of Total Investments)
1,137	Chamberlain Group Inc, Term Loan B	7.820%	1-Month LIBOR	3.250%	10/22/28	B	1,100,228
306	Cornerstone Building Brands, Inc., Term Loan B	7.709%	1-Month LIBOR	3.250%	4/12/28	B	287,389
154	Griffon Corporation, Term Loan B	9.000%	Prime	1.500%	1/19/29	BB	153,349
562	Quikrete Holdings, Inc., Term Loan, First Lien	7.195%	1-Month LIBOR	2.625%	1/31/27	Ba2	559,640
331	Standard Industries Inc., Term Loan B	6.425%	3-Month LIBOR	2.250%	9/22/28	BBB–	331,086
123	Zurn Holdings, Inc., Term Loan B	6.570%	1-Month LIBOR	2.000%	10/04/28	BB+	123,565
2,613	Total Building Products						2,555,257

	Capital Markets – 0.5% (0.3% of Total Investments)

606	Astra Acquisition Corp., Term Loan, First Lien	9.820%	1-Month LIBOR	5.250%	10/22/28	BB–	537,597
153	Motion Finco LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	150,918
759	Total Capital Markets						688,515

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Chemicals – 2.2% (1.4% of Total Investments)

$210	ASP Unifrax Holdings Inc, Term Loan B	8.480%	3-Month LIBOR	3.750%	12/12/25	BB	$190,798
73	Avient Corporation, Term Loan B	7.926%	SOFR90A	3.250%	8/29/29	BB+	73,623
550	Axalta Coating Systems Dutch Holding B B.V, Term Loan B	7.506%	TSFR3M	3.000%	12/08/29	BBB–	553,094
389	Diamond (BC) B.V., Term Loan B	7.448%	1 + 3 Month LIBOR	2.750%	9/29/28	Ba3	385,632
635	Discovery Purchaser Corporation, Term Loan	8.962%	TSFR3M	4.375%	8/03/29	B–	609,470
255	INEOS Styrolution US Holding LLC, Term Loan B	7.320%	1-Month LIBOR	2.750%	1/29/26	BB+	254,725
405	Ineos US Finance LLC, Term Loan B	6.661%	1-Month LIBOR	2.000%	3/31/24	BBB–	406,596
40	Kraton Corporation, Term Loan	8.040%	SOFR90A	3.250%	3/15/29	BB	39,634
541	Trinseo Materials Operating S.C.A., Term Loan	6.570%	1-Month LIBOR	2.000%	9/09/24	Ba2	529,361
3,098	Total Chemicals						3,042,933

	Commercial Services & Supplies – 2.5% (1.6% of Total Investments)

478	Amentum Government Services Holdings LLC, Term Loan	8.283%	SOFR90A	4.000%	2/07/29	B1	471,929
198	Anticimex International AB, Term Loan B1	8.235%	3-Month LIBOR	3.500%	11/16/28	B	196,515
504	Covanta Holding Corporation, Term Loan B, (DD1)	7.034%	TSFR1M	2.500%	11/30/28	Ba1	504,788
38	Covanta Holding Corporation, Term Loan C, (DD1)	7.061%	TSFR1M	2.500%	11/30/28	Ba1	38,308
289	Garda World Security Corporation, Term Loan B	8.930%	3-Month LIBOR	4.250%	10/30/26	BB+	288,135
639	GFL Environmental Inc., Term Loan	7.825%	3-Month LIBOR	3.000%	5/30/25	BB–	641,355
472	Intrado Corporation, Term Loan	8.825%	3-Month LIBOR	4.000%	10/10/24	B1	444,127
186	Prime Security Services Borrower, LLC, Term Loan	7.517%	3-Month LIBOR	2.750%	9/23/26	BB–	186,153
218	Vertical US Newco Inc, Term Loan B	8.602%	6-Month LIBOR	3.500%	7/31/27	B+	214,960
219	West Corporation, Term Loan B1	8.075%	3-Month LIBOR	3.500%	10/10/24	B1	207,242
321	WIN Waste Innovations Holdings, Inc., Term Loan B	7.480%	3-Month LIBOR	2.750%	3/25/28	B1	309,083
3,562	Total Commercial Services & Supplies						3,502,595

	Communications Equipment – 2.1% (1.3% of Total Investments)

161	Avaya, Inc., Term Loan B	8.709%	1-Month LIBOR	4.250%	12/15/27	Caa2	42,917
487	CommScope, Inc., Term Loan B, (DD1)	7.820%	1-Month LIBOR	3.250%	4/04/26	B1	477,724
1,024	Delta TopCo, Inc., Term Loan B	8.154%	3-Month LIBOR	3.750%	12/01/27	B2	954,115
200	EOS Finco Sarl, Term Loan	10.604%	SOFR90A	6.000%	8/03/29	B	196,833
611	MLN US HoldCo LLC, Term Loan	11.154%	TSFR3M	6.700%	10/18/27	CCC+	442,914
1,051	MLN US HoldCo LLC, Term Loan, First Lien	8.252%	3-Month LIBOR	4.500%	11/30/25	CCC–	312,330
588	Riverbed Technology, Inc., Exit Term Loan, (cash 7.000%, PIK 2.000%)	6.270%	3-Month LIBOR	2.000%	12/07/26	Caa1	260,231
249	ViaSat, Inc., Term Loan	9.176%	TSFR1M	4.500%	3/04/29	BB+	249,178
4,371	Total Communications Equipment						2,936,242

	Construction & Engineering – 0.7% (0.4% of Total Investments)

70	Aegion Corporation, Term Loan	9.320%	1-Month LIBOR	4.750%	5/17/28	B	67,365
3	Brand Energy & Infrastructure Services, Inc., Term Loan	9.065%	3-Month LIBOR	4.250%	6/21/24	B3	2,557
351	Centuri Group, Inc, Term Loan B	7.152%	3-Month LIBOR	2.500%	8/27/28	Ba2	350,046
359	Osmose Utilities Services, Inc., Term Loan	7.820%	1-Month LIBOR	3.250%	6/22/28	B	346,644
143	Pike Corporation, Term Loan B	7.570%	1-Month LIBOR	3.000%	1/21/28	Ba3	142,146
926	Total Construction & Engineering						908,758

	Consumer Finance – 1.1% (0.6% of Total Investments)

1,456	Fleetcor Technologies Operating Company, LLC, Term Loan B4	6.320%	1-Month LIBOR	1.750%	4/30/28	BB+	1,454,207

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Containers & Packaging – 2.1% (1.3% of Total Investments)

$650	Berry Global, Inc., Term Loan Z	6.152%	1-Month LIBOR	1.750%	7/01/26	BBB–	$650,113
416	Charter NEX US, Inc., Term Loan	8.320%	1-Month LIBOR	3.750%	12/01/27	B	414,751
284	Clydesdale Acquisition Holdings Inc, Term Loan B	8.836%	SOFR30A	4.175%	3/30/29	B	279,049
27	Klockner-Pentaplast of America, Inc., Term Loan B	8.259%	SOFR180A + 6 Month LIBOR	4.750%	2/09/26	B	23,982
346	Reynolds Group Holdings Inc. , Term Loan B	7.820%	1-Month LIBOR	3.250%	9/24/28	B+	344,718
367	Reynolds Group Holdings Inc. , Term Loan B2	7.820%	1-Month LIBOR	3.250%	2/05/26	B+	367,033
833	TricorBraun Holdings, Inc., Term Loan	7.820%	1-Month LIBOR	3.250%	3/03/28	B2	811,610
2,923	Total Containers & Packaging						2,891,256

	Diversified Consumer Services – 0.4% (0.3% of Total Investments)

216	GT Polaris, Inc., Term Loan	8.575%	3-Month LIBOR	3.750%	9/24/27	BB–	205,206
491	Spin Holdco Inc., Term Loan	8.765%	3-Month LIBOR	4.000%	3/04/28	B–	390,485
707	Total Diversified Consumer Services						595,691

	Diversified Financial Services – 0.8% (0.5% of Total Investments)

808	Avaya, Inc., Term Loan B2	8.459%	1-Month LIBOR	4.000%	12/15/27	Caa2	215,257
373	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	6.236%	1-Month LIBOR	1.750%	1/15/25	Baa2	374,582
746	Ditech Holding Corporation, Term Loan (5)	0.000%	N/A	N/A	12/19/22	N/R	82,018
451	Trans Union, LLC, Term Loan B6	6.820%	1-Month LIBOR	2.250%	12/01/28	BBB–	450,698
2,378	Total Diversified Financial Services						1,122,555

	Diversified Telecommunication Services – 4.6% (2.8% of Total Investments)

370	Altice France S.A., Term Loan B12	8.517%	3-Month LIBOR	3.688%	1/31/26	B	356,659
1,333	Altice France S.A., Term Loan B13	8.650%	3-Month LIBOR	4.000%	8/14/26	B	1,289,898
2,548	CenturyLink, Inc., Term Loan B	6.820%	1-Month LIBOR	2.250%	3/15/27	BB+	2,467,725
332	Cincinnati Bell, Inc., Term Loan B2	7.911%	SOFR30A	3.250%	11/23/28	B+	330,753
425	Connect Finco Sarl, Term Loan B	8.070%	1-Month LIBOR	3.500%	12/12/26	B+	422,127
283	Cyxtera DC Holdings, Inc., Term Loan B	7.820%	3-Month LIBOR	3.000%	5/01/24	B3	233,382
1,291	Frontier Communications Corp., Term Loan B	8.500%	3-Month LIBOR	3.750%	10/08/27	BB+	1,269,076
6,582	Total Diversified Telecommunication Services						6,369,620

	Electric Utilities – 0.7% (0.4% of Total Investments)

346	ExGen Renewables IV, LLC, Term Loan	7.240%	3-Month LIBOR	2.500%	12/15/27	BB–	345,956
199	Pacific Gas & Electric Company, Term Loan	7.625%	1-Month LIBOR	3.000%	6/23/25	BB	199,563
440	Talen Energy Supply, LLC, Term Loan B(5)	8.320%	1-Month LIBOR	3.750%	7/08/26	N/R	447,524
985	Total Electric Utilities						993,043

	Electronic Equipment, Instruments & Components – 1.2% (0.8% of Total Investments)

539	II-VI Incorporated, Term Loan B	7.320%	1-Month LIBOR	2.750%	7/01/29	BBB–	538,634
800	Ingram Micro Inc., Term Loan B	8.230%	3-Month LIBOR	3.500%	7/02/28	BB+	799,306
355	TTM Technologies, Inc., Term Loan	6.869%	1-Month LIBOR	2.500%	9/28/24	BB+	355,058
1,694	Total Electronic Equipment, Instruments & Components						1,692,998

	Entertainment – 1.3% (0.8% of Total Investments)

639	AMC Entertainment Holdings, Inc. , Term Loan B	7.430%	1-Month LIBOR	3.000%	4/22/26	B–	379,908
1,265	Crown Finance US, Inc., Term Loan(5)	0.000%	N/A	N/A	2/28/25	D	221,741
114	Crown Finance US, Inc., Term Loan(5)	0.000%	N/A	N/A	9/20/26	D	18,786
480	Diamond Sports Group, LLC, Term Loan, Second Lien	8.025%	SOFR90A	3.250%	8/24/26	Caa2	39,329
324	Lions Gate Capital Holdings LLC, Term Loan B	6.820%	1-Month LIBOR	2.250%	3/24/25	Ba2	319,693
456	Springer Nature Deutschland GmbH, Term Loan B18	7.730%	1-Month LIBOR	3.000%	8/14/26	BB+	456,186

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Entertainment (continued)

$13	Univision Communications Inc., Term Loan C5	7.320%	1-Month LIBOR	2.750%	3/15/24	B+	$12,558
405	Virgin Media Bristol LLC, Term Loan Q	7.709%	1-Month LIBOR	3.250%	1/31/29	BB+	405,854
3,696	Total Entertainment						1,854,055

	Food & Staples Retailing – 0.6% (0.4% of Total Investments)

560	US Foods, Inc., (DD1)	6.570%	1-Month LIBOR	2.000%	9/13/26	BB	559,687
268	US Foods, Inc., Term Loan B	7.320%	1-Month LIBOR	2.750%	11/22/28	BB	268,769
828	Total Food & Staples Retailing						828,456

	Food Products – 1.0% (0.6% of Total Investments)

453	8th Avenue Food & Provisions, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	CCC+	395,961
248	CHG PPC Parent LLC, Term Loan	7.625%	1-Month LIBOR	3.000%	12/08/28	B1	247,195
146	Froneri International Ltd., Term Loan	6.820%	1-Month LIBOR	2.250%	1/31/27	B+	145,097
324	Sycamore Buyer LLC, Term Loan B	6.853%	SOFR90A	2.250%	7/22/29	BB+	320,216
290	UTZ Quality Foods, LLC, Term Loan B	7.668%	TSFR1M	3.000%	1/20/28	B1	290,063
1,461	Total Food Products						1,398,532

	Health Care Equipment & Supplies – 5.7% (3.5% of Total Investments)

2,663	Bausch & Lomb, Inc., Term Loan	7.842%	SOFR90A	3.250%	5/05/27	BB–	2,597,806
1,267	Carestream Health, Inc., Term Loan	12.180%	SOFR90A	7.500%	9/30/27	B–	927,028
205	Embecta Corp, Term Loan B	7.791%	SOFR180A	3.000%	1/27/29	Ba3	201,728
263	ICU Medical, Inc., Term Loan B	7.192%	SOFRA90A+ TSFR1M	2.375%	12/14/28	BBB–	262,314
3,126	Medline Borrower, LP, Term Loan B	7.820%	1-Month LIBOR	3.500%	10/21/28	BB–	3,040,513
636	Viant Medical Holdings, Inc., Term Loan, First Lien	8.320%	1-Month LIBOR	3.750%	7/02/25	B3	579,086
447	Vyaire Medical, Inc., Term Loan B	9.517%	3-Month LIBOR	4.750%	4/16/25	Caa1	324,852
8,607	Total Health Care Equipment & Supplies						7,933,327

	Health Care Providers & Services – 10.5% (6.5% of Total Investments)

741	AHP Health Partners, Inc., Term Loan B	8.070%	1-Month LIBOR	3.500%	8/23/28	B1	735,533
325	DaVita, Inc. , Term Loan B	6.320%	1-Month LIBOR	1.750%	8/12/26	BBB–	321,842
43	Element Materials Technology Group US Holdings Inc., Term Loan	8.930%	SOFR90A	4.250%	4/12/29	B1	42,365
92	Element Materials Technology Group US Holdings Inc., Term Loan	8.930%	SOFR90A	4.250%	4/12/29	B1	91,791
795	Gainwell Acquisition Corp., Term Loan B	8.730%	3-Month LIBOR	4.000%	10/01/27	BB–	777,478
99	Global Medical Response, Inc., Term Loan	8.820%	1-Month LIBOR	4.250%	3/14/25	B–	73,048
1,197	Global Medical Response, Inc., Term Loan B	8.651%	1-Month LIBOR	4.250%	10/02/25	B–	890,513
1,346	ICON Luxembourg S.A.R.L., Term Loan	7.000%	3-Month LIBOR	2.250%	7/01/28	BB+	1,348,138
439	National Mentor Holdings, Inc., Term Loan	8.400%	1 + 3 Month LIBOR	3.750%	3/02/28	B–	323,962
6	National Mentor Holdings, Inc., Term Loan C	8.480%	3-Month LIBOR	3.750%	3/02/28	B–	4,531
645	Onex TSG Intermediate Corp., Term Loan B	9.575%	3-Month LIBOR	4.750%	2/26/28	B	576,141
2,453	Parexel International Corporation, Term Loan, First Lien	7.820%	1-Month LIBOR	3.250%	11/15/28	B1	2,437,010
909	Phoenix Guarantor Inc, Term Loan B	7.820%	1-Month LIBOR	3.250%	3/05/26	B1	897,744
491	Phoenix Guarantor Inc, Term Loan B3	8.070%	1-Month LIBOR	3.500%	3/05/26	B1	485,878
96	Quorum Health Corporation, Term Loan (5)	12.975%	3-Month LIBOR	8.250%	4/29/25	CCC	67,767
1,248	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	8.575%	3-Month LIBOR	3.750%	11/16/25	B1	1,214,599
1,488	Select Medical Corporation, Term Loan B	7.070%	1-Month LIBOR	2.500%	3/06/25	Ba2	1,483,620
1,401	Surgery Center Holdings, Inc., Term Loan	8.210%	3-Month LIBOR	3.750%	8/31/26	B1	1,399,682
399	Team Health Holdings, Inc., Term Loan B	9.811%	SOFR30A	5.250%	2/02/27	B–	332,373
677	Team Health Holdings, Inc., Term Loan, First Lien, (DD1)	7.320%	1-Month LIBOR	2.750%	2/06/24	B–	625,431
491	US Radiology Specialists, Inc., Term Loan	9.875%	1-Month LIBOR	5.250%	12/15/27	B–	470,410
15,381	Total Health Care Providers & Services						14,599,856

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Technology – 0.2% (0.1% of Total Investments)

$46	Athenahealth, Inc., Term Loan (6)	8.012%	SOFR30A	3.500%	1/27/29	B+	$44,315
274	Athenahealth, Inc., Term Loan B	8.012%	SOFR30A	3.500%	1/27/29	B+	260,151
320	Total Health Care Technology						304,466

	Hotels, Restaurants & Leisure – 19.2% (11.8% of Total Investments)

249	24 Hour Fitness Worldwide, Inc., Exit Term Loan (cash 0.220%, PIK 5.000%)	9.726%	3-Month LIBOR	5.000%	12/29/25	CCC–	21,521
122	24 Hour Fitness Worldwide, Inc., Exit Term Loan	18.732%	3-Month LIBOR	14.000%	9/29/26	Caa3	67,079
196	Alterra Mountain Company, Term Loan	8.070%	1-Month LIBOR	3.500%	8/17/28	B+	195,889
2,166	B.C. Unlimited Liability Company, Term Loan B4	6.320%	1-Month LIBOR	1.750%	11/19/26	BB+	2,146,184
500	Caesars Entertainment Inc,Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	500,180
2,037	Caesars Resort Collection, LLC, Term Loan B, First Lien	7.320%	1-Week LIBOR	2.750%	12/22/24	BB–	2,037,737
1,240	Caesars Resort Collection, LLC, Term Loan B1	8.070%	1-Week LIBOR	3.500%	7/20/25	BB–	1,241,142
871	Carnival Corporation, Term Loan B	7.570%	1-Month LIBOR	3.000%	6/30/25	Ba2	859,530
367	Carnival Corporation, Term Loan B	7.820%	1-Month LIBOR	3.250%	10/18/28	BB–	359,141
772	Churchill Downs Incorporated, Term Loan B1	6.570%	1-Month LIBOR	2.000%	3/17/28	BBB–	769,213
2,287	ClubCorp Holdings, Inc., Term Loan B, (DD1)	7.480%	3-Month LIBOR	2.750%	9/18/24	B2	2,122,658
80	Crown Finance US, Inc., Term Loan, (DD1)	14.460%	TSFR1M	10.000%	9/09/23	N/R	81,323
956	Crown Finance US, Inc., Term Loan, (DD1) (5)	14.635%	TSFR3M	10.000%	9/09/23	N/R	967,091
293	Crown Finance US, Inc., Term Loan(6)	0.000%	N/A	N/A	5/31/23	CCC+	46,331
1,989	Equinox Holdings, Inc., Term Loan, First Lien	7.730%	3-Month LIBOR	3.000%	3/08/24	Caa2	1,552,950
1,991	Fertitta Entertainment, LLC, Term Loan B	8.561%	SOFR30A	4.000%	1/27/29	B	1,971,519
670	GVC Holdings (Gibraltar) Limited, Term Loan B	8.180%	SOFR90A	3.500%	10/31/29	Ba1	671,842
175	IRB Holding Corp, Term Loan B	7.320%	1-Month LIBOR	2.750%	2/05/25	B+	174,515
1,479	IRB Holding Corp, Term Loan B, (DD1)	7.687%	SOFR90A	3.000%	12/15/27	B+	1,467,284
418	Life Time Fitness Inc , Term Loan B	9.485%	3-Month LIBOR	4.750%	12/15/24	B+	419,479
22	Motion Finco LLC,Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	21,481
367	NASCAR Holdings, Inc, Term Loan B	7.070%	1-Month LIBOR	2.500%	10/18/26	BBB–	367,337
501	PCI Gaming Authority, Term Loan	7.070%	1-Month LIBOR	2.500%	5/31/26	BBB–	501,105
309	Penn National Gaming, Inc., Term Loan B	7.411%	SOFR30A	2.750%	4/20/29	BB	309,119
349	Scientific Games Holdings LP, Term Loan B	8.103%	SOFR90A	3.500%	2/04/29	BB–	343,988
1,190	Scientific Games International, Inc., Term Loan	7.578%	SOFR30A	3.000%	4/07/29	BBB–	1,190,442
494	SeaWorld Parks & Entertainment, Inc., Term Loan B	7.625%	1-Month LIBOR	3.000%	8/25/28	BB	493,318
2,070	Stars Group Holdings B.V. (The), Term Loan	6.980%	3-Month LIBOR	2.250%	7/10/25	BBB	2,068,888
499	Stars Group Holdings B.V. (The), Term Loan B	8.092%	SOFR90A	3.250%	7/04/28	BBB	500,311
1,434	Station Casinos LLC, Term Loan B	6.820%	1-Month LIBOR	2.250%	2/08/27	BB–	1,424,859
903	Twin River Worldwide Holdings, Inc., Term Loan B	7.709%	1-Month LIBOR	3.250%	10/01/28	BB+	870,597
780	William Morris Endeavor Entertainment, LLC, Term Loan, First Lien	7.352%	1 + 3 Month LIBOR	2.750%	5/16/25	B	776,653
27,776	Total Hotels, Restaurants & Leisure						26,540,706

	Household Durables – 1.6% (1.0% of Total Investments)

93	AI Aqua Merger Sub, Inc., Term Loan	8.124%	SOFR30A + 3 Month LIBOR	3.917%	7/30/28	B	90,723
531	AI Aqua Merger Sub, Inc., Term Loan B	8.132%	SOFR90A	3.750%	7/30/28	B	521,007
1,045	AI Aqua Merger Sub, Inc., Term Loan B, First Lien	8.147%	SOFR30A	3.750%	7/30/28	B	1,022,330
209	Reynolds Consumer Products LLC, Term Loan	6.320%	1-Month LIBOR	1.750%	2/04/27	BBB–	209,153
383	Weber-Stephen Products LLC, Term Loan B	7.820%	1-Month LIBOR	3.250%	10/30/27	CCC+	337,555
2,261	Total Household Durables						2,180,768

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Independent Power And Renewable Electricity Producers – 0.4% (0.2% of Total Investments)

$558	Vistra Operations Company LLC, Term Loan B3, First Lien	6.262%	1-Month LIBOR	1.750%	12/31/25	BBB–	$557,722

	Insurance – 4.8% (3.0% of Total Investments)

1,487	Acrisure, LLC, Term Loan B	8.070%	1-Month LIBOR	3.500%	2/15/27	B	1,437,395
494	Alliant Holdings Intermediate, LLC, Term Loan B4	8.008%	1-Month LIBOR	3.500%	11/06/27	B	493,750
496	AssuredPartners, Inc., Term Loan	8.061%	SOFR30A	3.500%	2/13/27	B	491,521
804	Asurion LLC, Term Loan B4, Second Lien	9.820%	1-Month LIBOR	5.250%	1/20/29	B	676,369
215	Asurion LLC, Term Loan B7	7.570%	1-Month LIBOR	3.000%	11/03/24	Ba3	212,978
345	Asurion LLC, Term Loan B8	7.820%	1-Month LIBOR	3.250%	12/23/26	Ba3	330,773
486	Asurion LLC, Term Loan B9	7.820%	1-Month LIBOR	3.250%	7/31/27	Ba3	460,313
58	BroadStreet Partners Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	57,160
296	Broadstreet Partners, Inc., Term Loan B2	7.820%	1-Month LIBOR	3.250%	1/27/27	B1	292,362
326	Hub International Limited, Term Loan B	7.746%	3-Month LIBOR	3.250%	4/25/25	B	326,018
625	Hub International Limited, Term Loan B	7.746%	3-Month LIBOR	3.000%	4/25/25	B	624,810
125	Hub International Limited, Term Loan B	8.220%	SOFR90A	4.000%	11/10/29	B	125,098
171	Ryan Specialty Group, LLC, Term Loan	7.553%	SOFR30A	3.000%	9/01/27	BB–	171,116
997	USI, Inc., Term Loan	8.330%	SOFR90A	3.750%	11/16/29	B1	998,872
6,925	Total Insurance						6,698,535

	Interactive Media & Services – 0.3% (0.2% of Total Investments)

642	Rackspace Technology Global, Inc., Term Loan B	7.380%	3-Month LIBOR	2.750%	2/09/28	B–	407,869
642	Total Interactive Media & Services						407,869

	Internet & Direct Marketing Retail – 0.7% (0.4% of Total Investments)

737	CNT Holdings I Corp, Term Loan	8.125%	TSFR3M	3.500%	11/08/27	B	729,219
248	Medical Solutions Holdings, Inc., Term Loan, First Lien	7.223%	1 + 3 Month LIBOR	3.500%	11/01/28	B1	240,643
985	Total Internet & Direct Marketing Retail						969,862

	IT Services – 3.9% (2.4% of Total Investments)

915	Ahead DB Holdings, LLC, Term Loan B	8.480%	3-Month LIBOR	3.750%	10/16/27	B+	903,055
124	iQor US Inc., Exit Term Loan	12.047%	1-Month LIBOR	7.500%	9/15/27	B1	123,216
482	Peraton Corp., Term Loan B	8.320%	1-Month LIBOR	3.750%	2/01/28	BB–	480,618
435	Perforce Software, Inc., Term Loan B	8.320%	1-Month LIBOR	3.750%	7/01/26	B2	405,951
1,247	Syniverse Holdings, Inc., Term Loan	11.580%	SOFR90A	7.000%	5/10/29	B–	1,125,617
833	Tempo Acquisition LLC, Term Loan B	7.561%	TSFR1M	3.000%	8/31/28	BB–	834,849
786	Travelport Finance (Luxembourg) S.a.r.l., Term Loan, (cash 3.500%, PIK 6.500%)	6.740%	3-Month LIBOR	1.500%	2/28/25	B–	809,053
719	WEX Inc., Term Loan	6.820%	1-Month LIBOR	2.250%	4/01/28	Ba2	717,882
5,541	Total IT Services						5,400,241

	Leisure Products – 0.1% (0.1% of Total Investments)

157	Hayward Industries, Inc., Term Loan	7.070%	1-Month LIBOR	2.500%	5/28/28	BB	155,836
157	Total Leisure Products						155,836

	Life Sciences Tools & Services – 0.7% (0.4% of Total Investments)

173	Avantor Funding, Inc., Term Loan B5	6.820%	1-Month LIBOR	2.250%	11/06/27	BB+	172,798
516	Curia Global, Inc., Term Loan, (DD1)	8.469%	1 + 3 Month LIBOR	3.750%	8/30/26	B2	447,958
335	ICON Luxembourg S.A.R.L., Term Loan	7.000%	3-Month LIBOR	2.250%	7/01/28	BB+	335,615
1,024	Total Life Sciences Tools & Services						956,371

	Machinery – 2.6% (1.6% of Total Investments)

971	Ali Group North America Corporation, Term Loan B	6.676%	TSFR1M	2.000%	10/13/28	Baa3	969,537
727	Alliance Laundry Systems LLC, Term Loan B	8.306%	3-Month LIBOR	3.500%	10/08/27	B	726,437
235	Chart Industries Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	235,881
674	Gardner Denver, Inc., Term Loan B2	6.411%	TSFR1M	1.750%	2/28/27	BB+	673,224

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Machinery (continued)

$738	Gates Global LLC, Term Loan B3	7.070%	1-Month LIBOR	2.500%	3/31/27	Ba3	$736,462

217	Grinding Media Inc., Term Loan B	8.056%	3-Month LIBOR	4.000%	10/12/28	B	213,448
3,562	Total Machinery						3,554,989

	Media – 8.2% (5.0% of Total Investments)

662	ABG Intermediate Holdings 2 LLC, Term Loan B1	8.161%	SOFR30A	3.500%	12/21/28	B1	657,788
80	ABG Intermediate Holdings 2 LLC, Term Loan, Second Lien	10.661%	SOFR30A	6.000%	12/20/29	CCC+	74,050
958	Cengage Learning, Inc., Term Loan B	9.880%	3-Month LIBOR	4.750%	7/14/26	B	915,729
65	Checkout Holding Corp., First Out Term Loan	11.920%	3-Month LIBOR	7.500%	2/15/23	N/R	50,797
129	Checkout Holding Corp., Last Out Term Loan, (cash 2.000, PIK 9.500%)	9.500%	1-Month LIBOR	9.500%	8/15/23	N/R	29,684
2,401	Clear Channel Outdoor Holdings, Inc., Term Loan B	8.198%	1 + 3 Month LIBOR	3.500%	8/21/26	B1	2,289,894
110	CSC Holdings, LLC, Term Loan	6.709%	1-Month LIBOR	2.250%	1/15/26	B+	106,075
702	CSC Holdings, LLC, Term Loan B1	6.709%	1-Month LIBOR	2.250%	7/17/25	B+	679,318
75	CSC Holdings, LLC, Term Loan B5	6.959%	1-Month LIBOR	2.500%	4/15/27	B+	69,900
108	Cumulus Media New Holdings Inc., Term Loan B	8.575%	1-Month LIBOR	3.750%	3/31/26	B	104,247
1,881	DirecTV Financing, LLC, Term Loan	9.570%	1-Month LIBOR	5.000%	8/02/27	BBB–	1,853,682
237	Dotdash Meredith Inc, Term Loan B	8.434%	SOFR30A	4.000%	12/01/28	B+	201,887
481	E.W. Scripps Company (The), Term Loan B2	7.132%	1-Month LIBOR	2.563%	5/01/26	BB	479,827
505	Formula One Holdings Limited., Term Loan B	7.811%	TSFR1M	3.250%	1/15/30	BB+	507,578
1,293	iHeartCommunications, Inc., Term Loan	7.570%	1-Month LIBOR	3.000%	5/01/26	BB–	1,277,032
4	LCPR Loan Financing LLC, Term Loan B	8.209%	1-Month LIBOR	3.750%	10/15/28	BB+	4,294
800	McGraw-Hill Global Education Holdings, LLC, Term Loan	8.316%	6-Month LIBOR	4.750%	7/30/28	BB+	767,568
306	Nexstar Broadcasting, Inc., Term Loan B4	7.070%	1-Month LIBOR	2.500%	9/18/26	BBB–	306,147
122	Outfront Media Capital LLC, Term Loan B	6.320%	1-Month LIBOR	1.750%	11/18/26	Ba1	120,933
56	Red Ventures, LLC, Term Loan B2	7.070%	1-Month LIBOR	2.500%	11/08/24	BB+	56,293
339	Sinclair Television Group Inc., Term Loan B2B	7.070%	1-Month LIBOR	2.500%	9/30/26	Ba2	331,571
417	Ziggo Financing Partnership, Term Loan I	6.959%	1-Month LIBOR	2.500%	4/30/28	BB	414,150
11,731	Total Media						11,298,444

	Multiline Retail – 0.3% (0.2% of Total Investments)

1,130	Belk, Inc., Term Loan, (cash 5.000%, PIK 8.000%)	17.440%	3-Month LIBOR	13.000%	7/31/25	CCC–	209,789
234	Belk, Inc., Term Loan	12.199%	3-Month LIBOR	7.500%	7/31/25	B–	200,198
1,364	Total Multiline Retail						409,987

	Oil, Gas & Consumable Fuels – 4.3% (2.6% of Total Investments)

637	BCP Renaissance Parent LLC, Term Loan B3	8.061%	TSFR1M	3.500%	10/31/26	B+	636,810
628	Buckeye Partners, L.P., Term Loan B	6.634%	1-Month LIBOR	2.250%	11/01/26	BBB–	628,890
158	EG America LLC, Term Loan	8.730%	3-Month LIBOR	4.000%	2/05/25	B–	153,220
1,154	Freeport LNG Investments, LLLP, Term Loan A, (DD1)	7.808%	3-Month LIBOR	3.000%	11/16/26	N/R	1,123,965
907	Gulf Finance, LLC, Term Loan	11.344%	1-Month LIBOR	6.750%	8/25/26	B	886,344
125	M6 ETX Holdings II Midco LLC, Term Loan B	9.158%	SOFR90A	4.500%	8/11/29	BB+	124,687
864	QuarterNorth Energy Holding Inc., Exit Term Loan, Second Lien	12.570%	1-Month LIBOR	8.000%	8/27/26	B	861,418
431	TransMontaigne Operating Company L.P., Term Loan B	8.028%	1-Month LIBOR	3.500%	11/05/28	BB	429,976
1,086	Traverse Midstream Partners LLC, Term Loan	8.800%	SOFR90A	4.250%	9/27/24	B+	1,088,294
5,990	Total Oil, Gas & Consumable Fuels						5,933,604

	Paper & Forest Products – 0.1% (0.0% of Total Investments)

111	Asplundh Tree Expert, LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	110,743

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Personal Products – 0.3% (0.2% of Total Investments)

$142	Conair Holdings, LLC, Term Loan B	8.480%	3-Month LIBOR	3.750%	5/17/28	B–	$123,053
69	Coty Inc., Term Loan B	6.645%	1-Month LIBOR	2.250%	4/05/25	BB–	69,273
275	Kronos Acquisition Holdings Inc., Term Loan B, (DD1)	8.485%	3-Month LIBOR	3.750%	12/22/26	B2	268,417
486	Total Personal Products						460,743

	Pharmaceuticals – 3.7% (2.3% of Total Investments)

304	Catalent Pharma Solutions Inc., Term Loan B3	6.563%	1-Month LIBOR	2.000%	2/22/28	BBB–	303,121
300	Elanco Animal Health Incorporated, Term Loan B	6.119%	1-Month LIBOR	1.750%	8/01/27	BBB–	295,300
2,031	Jazz Financing Lux S.a.r.l., Term Loan	8.070%	1-Month LIBOR	3.500%	5/05/28	BB+	2,031,820
486	Mallinckrodt International Finance S.A., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B3	374,318
942	Mallinckrodt International Finance S.A., Term Loan	9.986%	3-Month LIBOR	5.250%	9/30/27	B3	725,641
1,106	Organon & Co, Term Loan	7.750%	3-Month LIBOR	3.000%	6/02/28	BB	1,106,176
272	Perrigo Investments, LLC, Term Loan B	7.161%	SOFR30A	2.500%	4/05/29	Baa3	272,654
5,441	Total Pharmaceuticals						5,109,030

	Professional Services – 1.8% (1.1% of Total Investments)

188	CHG Healthcare Services Inc., Term Loan	7.820%	1-Month LIBOR	3.250%	9/30/28	B1	186,676
315	Creative Artists Agency, LLC , Term Loan B	8.320%	1-Month LIBOR	3.750%	11/26/26	B	315,792
400	Dun & Bradstreet Corporation (The), Term Loan	7.767%	1-Month LIBOR	3.250%	2/08/26	BB+	400,001
720	EAB Global, Inc., Term Loan	8.070%	1-Month LIBOR	3.500%	8/16/28	B2	697,379
218	Physician Partners LLC, Term Loan	8.661%	SOFR30A	4.000%	2/01/29	B	209,206
741	Verscend Holding Corp., Term Loan B	8.570%	1-Month LIBOR	4.000%	8/27/25	BB–	741,257
2,582	Total Professional Services						2,550,311

	Real Estate Management & Development – 0.3% (0.2% of Total Investments)

459	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B	7.320%	1-Month LIBOR	2.750%	8/21/25	BB	457,949

	Road & Rail – 1.5% (0.9% of Total Investments)

309	First Student Bidco Inc, Term Loan B	7.726%	3-Month LIBOR	3.000%	7/21/28	BB+	292,120
115	First Student Bidco Inc, Term Loan C	7.726%	3-Month LIBOR	3.000%	7/21/28	BB+	108,525
972	Genesee & Wyoming Inc. (New), Term Loan	6.730%	3-Month LIBOR	2.000%	12/30/26	BB+	972,194
536	Hertz Corporation, (The), Term Loan B	7.820%	1-Month LIBOR	3.250%	6/30/28	BB+	535,000
103	Hertz Corporation, (The), Term Loan C	7.820%	1-Month LIBOR	3.250%	6/30/28	BB+	102,580
2,035	Total Road & Rail						2,010,419

	Semiconductors & Semiconductor Equipment – 0.5% (0.3% of Total Investments)

386	Bright Bidco B.V., Term Loan (5)	12.676%	TSFR3M	8.000%	10/31/27	B	337,558
395	Entegris, Inc., Term Loan B	7.571%	SOFR30A + SOFR90A	3.000%	7/06/29	Baa3	397,161
781	Total Semiconductors & Semiconductor Equipment						734,719

	Software – 16.5% (10.1% of Total Investments)

459	Apttus Corporation, Term Loan	9.075%	3-Month LIBOR	4.250%	5/06/28	BB	447,139
234	Avaya, Inc., Term Loan	14.478%	SOFR30A	10.000%	12/15/27	Caa2	137,475
637	Banff Merger Sub Inc, Term Loan	8.320%	1-Month LIBOR	3.750%	10/02/25	B2	626,619
250	Camelot U.S. Acquisition LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	250,118
226	Camelot U.S. Acquisition LLC, Term Loan B	7.517%	1-Month LIBOR	3.000%	10/31/26	B1	225,708
163	CCC Intelligent Solutions Inc., Term Loan B	6.797%	1-Month LIBOR	2.250%	9/21/28	B+	163,227
710	CDK Global, Inc., Term Loan B	9.080%	SOFR90A	4.500%	6/09/29	B+	709,446
948	Ceridian HCM Holding Inc., Term Loan B	7.070%	1-Month LIBOR	2.500%	4/30/25	B+	945,481
997	DTI Holdco, Inc., Term Loan	9.426%	SOFR90A	4.750%	4/21/29	B2	954,483
1,910	Epicor Software Corporation, Term Loan	7.820%	1-Month LIBOR	3.250%	7/31/27	B2	1,878,981
867	Finastra USA, Inc., Term Loan, First Lien	8.325%	3-Month LIBOR	3.500%	6/13/24	B+	816,582
1,818	Greeneden U.S. Holdings II, LLC, Term Loan B4	8.570%	1-Month LIBOR	4.000%	12/01/27	B2	1,788,964

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Software (continued)

$155	Greenway Health, LLC, Term Loan, First Lien	8.480%	3-Month LIBOR	3.750%	2/16/24	CCC+	$108,213
1,390	Informatica LLC, Term Loan B	7.375%	1-Month LIBOR	2.750%	10/14/28	BB–	1,389,062
342	iQor US Inc., Second Out Term Loan	12.047%	1-Month LIBOR	7.500%	11/19/25	CCC+	247,973
864	McAfee, LLC, Term Loan B	8.184%	SOFR30A	3.750%	2/03/29	BB+	817,550
1,631	NortonLifeLock Inc., Term Loan B	6.661%	SOFR30A	2.000%	1/28/29	BBB–	1,629,903
2,075	Open Text Corp,Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	2,075,000
499	Polaris Newco LLC, Term Loan B	8.730%	3-Month LIBOR	4.000%	6/04/28	B2	474,765
246	Project Ruby Ultimate Parent Corp., Term Loan	7.820%	1-Month LIBOR	3.250%	3/10/28	B	237,949
487	Proofpoint, Inc., Term Loan, First Lien	7.985%	3-Month LIBOR	3.250%	8/31/28	BB–	478,451
168	RealPage, Inc, Term Loan, First Lien	7.547%	1-Month LIBOR	3.000%	4/22/28	B+	164,213
537	Sophia, L.P., Term Loan B	8.230%	3-Month LIBOR	3.500%	10/07/27	B2	529,993
399	SS&C European Holdings Sarl, Term Loan B4	6.320%	1-Month LIBOR	1.750%	4/16/25	BB+	399,211
455	SS&C Technologies Inc., Term Loan B3	6.320%	1-Month LIBOR	1.750%	4/16/25	BB+	454,298
916	SS&C Technologies Inc., Term Loan B5	6.320%	1-Month LIBOR	1.750%	4/16/25	BB+	915,616
119	SS&C Technologies Inc., Term Loan B6	6.811%	SOFR30A	2.250%	3/22/29	BB+	119,059
179	SS&C Technologies Inc., Term Loan B7	6.911%	SOFR30A	2.250%	3/22/29	BB+	179,394
862	Ultimate Software Group Inc (The), Term Loan	8.032%	3-Month LIBOR	3.250%	5/03/26	B1	849,012
484	Ultimate Software Group Inc (The), Term Loan B	8.575%	3-Month LIBOR	3.750%	5/03/26	B1	479,788
374	Vision Solutions, Inc., Term Loan	8.818%	3-Month LIBOR	4.000%	5/28/28	B2	329,994
1,187	Zelis Healthcare Corporation, Term Loan	8.070%	1-Month LIBOR	3.500%	9/30/26	B	1,185,924
829	ZoomInfo LLC, Term Loan B	7.661%	TSFR1M	3.000%	2/01/26	BB+	833,328
23,417	Total Software						22,842,919

	Specialty Retail – 4.5% (2.8% of Total Investments)

243	Academy, Ltd., Term Loan	8.119%	1-Month LIBOR	3.750%	11/06/27	BB	243,856
779	Avis Budget Car Rental, LLC, Term Loan B	6.320%	1-Month LIBOR	1.750%	8/06/27	BB+	770,390
452	Avis Budget Car Rental, LLC, Term Loan C	8.161%	SOFR30A	3.500%	3/15/29	BB+	452,164
84	Driven Holdings, LLC, Term Loan B	7.738%	3-Month LIBOR	3.000%	12/17/28	B3	82,746
602	Jo-Ann Stores, Inc., Term Loan B1	9.572%	3-Month LIBOR	4.750%	6/30/28	CCC+	352,089
577	LBM Acquisition LLC, Term Loan B	8.852%	6-Month LIBOR	3.750%	12/18/27	B+	522,971
214	Les Schwab Tire Centers, Term Loan B	6.580%	3-Month LIBOR	3.250%	11/02/27	B	214,138
2,709	PetSmart, Inc., Term Loan B	8.411%	TSFR1M	3.750%	2/12/28	BB	2,694,082
578	Restoration Hardware, Inc., Term Loan B	7.070%	1-Month LIBOR	2.500%	10/15/28	BB	557,565
144	SRS Distribution Inc., Term Loan	8.161%	TSFR1M	3.500%	6/04/28	B–	138,691
200	Staples, Inc., Term Loan	9.440%	3-Month LIBOR	5.000%	4/12/26	B	187,993
6,582	Total Specialty Retail						6,216,685

	Technology Hardware, Storage & Peripherals – 0.3% (0.2% of Total Investments)

384	NCR Corporation, Term Loan	7.330%	3-Month LIBOR	2.500%	8/28/26	BB+	383,340

	Textiles, Apparel & Luxury Goods – 0.4% (0.3% of Total Investments)

509	Birkenstock GmbH & Co. KG, Term Loan B	7.690%	3-Month LIBOR	3.250%	4/28/28	BB–	508,687
99	New Trojan Parent, Inc., Term Loan, First Lien	7.764%	1-Month LIBOR	3.250%	1/06/28	B–	69,548
608	Total Textiles, Apparel & Luxury Goods						578,235

	Trading Companies & Distributors – 0.6% (0.4% of Total Investments)

493	Core & Main LP, Term Loan B	7.313%	1 + 6 Month LIBOR	2.500%	6/10/28	B+	492,283
383	Resideo Funding Inc., Term Loan	6.807%	1 + 3 + 6 Month LIBOR	2.250%	2/12/28	BBB–	384,133
876	Total Trading Companies & Distributors						876,416

	Transportation Infrastructure – 1.2% (0.7% of Total Investments)

922	Brown Group Holding, LLC, Term Loan B	7.047%	1-Month LIBOR	2.500%	4/22/28	B+	918,932
299	Brown Group Holding, LLC, Term Loan B2	8.369%	SOFR30A + SOFR90A	3.750%	6/09/29	B+	299,792
396	KKR Apple Bidco, LLC, Term Loan	7.320%	1-Month LIBOR	2.750%	9/23/28	B+	395,166
1,617	Total Transportation Infrastructure						1,613,890

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Wireless Telecommunication Services – 1.4% (0.9% of Total Investments)

$493	GOGO Intermediate Holdings LLC, Term Loan B	8.575%	3-Month LIBOR	3.750%	4/30/28	B+	$492,764
1,525	Intelsat Jackson Holdings S.A., Term Loan B	7.445%	SOFR180A	4.500%	1/27/29	BB–	1,504,154
2,018	Total Wireless Telecommunication Services						1,996,918
$192,036	Total Variable Rate Senior Loan Interests (cost $187,893,024)						180,081,478

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 23.9% (14.8% of Total Investments)

	Aerospace & Defense – 0.3% (0.2% of Total Investments)

$510	TransDigm Inc			4.625%	1/15/29	B–	$460,102

	Airlines – 0.5% (0.3% of Total Investments)

340	Delta Air Lines Inc			3.750%	10/28/29	Baa3	300,866
267	United Airlines Inc, 144A			4.625%	4/15/29	Ba1	243,534
201	United Airlines Inc, 144A			4.375%	4/15/26	Ba1	190,816
808	Total Airlines						735,216

	Auto Components – 0.7% (0.5% of Total Investments)

730	Adient Global Holdings Ltd, 144A			4.875%	8/15/26	BB–	693,069
320	Dana Financing Luxembourg Sarl, 144A			5.750%	4/15/25	BB+	316,800
1,050	Total Auto Components						1,009,869

	Chemicals – 1.6% (1.0% of Total Investments)

1,100	Celanese US Holdings LLC			5.900%	7/05/24	BBB–	1,106,318
380	Rayonier AM Products Inc, 144A			7.625%	1/15/26	B+	355,307
899	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc, 144A			5.375%	9/01/25	B2	786,625
2,379	Total Chemicals						2,248,250

	Commercial Services & Supplies – 1.0% (0.6% of Total Investments)

507	Prime Security Services Borrower LLC / Prime Finance Inc, 144A			6.250%	1/15/28	B–	480,839
384	Prime Security Services Borrower LLC / Prime Finance Inc, 144A			5.750%	4/15/26	BB–	376,335
500	Prime Security Services Borrower LLC / Prime Finance Inc, 144A			3.375%	8/31/27	BB–	443,675
1,391	Total Commercial Services & Supplies						1,300,849

	Communications Equipment – 1.2% (0.7% of Total Investments)

3,434	Avaya Inc, 144A			6.125%	9/15/28	Caa2	1,047,370
375	Commscope Inc, 144A			8.250%	3/01/27	CCC+	318,956
340	Commscope Inc, 144A			4.750%	9/01/29	B1	283,003
4,149	Total Communications Equipment						1,649,329

	Containers & Packaging – 0.1% (0.1% of Total Investments)

200	Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC, 144A			4.375%	9/30/28	B+	177,758

	Diversified Telecommunication Services – 1.3% (0.8% of Total Investments)

340	Frontier Communications Holdings LLC, 144A			6.000%	1/15/30	BB–	279,286
220	Frontier Communications Holdings LLC, 144A			5.000%	5/01/28	BB+	200,013
300	Frontier Communications Holdings LLC			5.875%	11/01/29	CCC+	244,578
1,037	Frontier Communications Holdings LLC, 144A			5.875%	10/15/27	BB+	990,252
1,897	Total Diversified Telecommunication Services						1,714,129

	Electric Utilities – 0.6% (0.4% of Total Investments)

1,175	Bruce Mansfield Unit 1 2007 Pass Through Trust (5)			6.850%	6/01/34	N/R	1,469
330	Pacific Gas and Electric Co			4.550%	7/01/30	BBB–	307,781
314	PG&E Corp			5.000%	7/01/28	BB	294,234
250	Talen Energy Supply LLC, 144A (5)			7.250%	5/15/27	N/R	260,204
2,069	Total Electric Utilities						863,688

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Energy Equipment & Services – 0.2% (0.1% of Total Investments)

$300	Weatherford International Ltd, 144A	8.625%	4/30/30	B	$302,823

	Entertainment – 1.0% (0.6% of Total Investments)

1,915	AMC Entertainment Holdings Inc, (cash 10.000%, PIK 12.000%), 144A	10.000%	6/15/26	Caa3	954,924
1,030	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	Caa2	75,963
1,775	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	Ca	35,500
500	Lions Gate Capital Holdings LLC, 144A	5.500%	4/15/29	B–	325,000
5,220	Total Entertainment				1,391,387

	Equity Real Estate Investment Trusts (REITs) – 0.5% (0.3% of Total Investments)

1,050	American Tower Corp	2.950%	1/15/51	BBB+	691,543

	Health Care Equipment & Supplies – 0.2% (0.1% of Total Investments)

340	Mozart Debt Merger Sub Inc, 144A	3.875%	4/01/29	BB–	290,705

	Health Care Providers & Services – 1.5% (0.9% of Total Investments)

50	HCA Inc	5.375%	2/01/25	BBB–	50,189
553	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	369,402
200	Select Medical Corp, 144A	6.250%	8/15/26	B–	195,336
485	Tenet Healthcare Corp	0.000%	2/01/27	N/R	474,087
201	Tenet Healthcare Corp	4.875%	1/01/26	BB–	195,768
725	Tenet Healthcare Corp	6.125%	10/01/28	B+	677,933
51	Tenet Healthcare Corp	4.625%	7/15/24	BB–	50,299
2,265	Total Health Care Providers & Services				2,013,014

	Hotels, Restaurants & Leisure – 1.1% (0.7% of Total Investments)

205	1011778 BC ULC / New Red Finance Inc, 144A	3.500%	2/15/29	BB+	179,363
1,063	1011778 BC ULC / New Red Finance Inc, 144A	4.000%	10/15/30	B+	904,879
267	Caesars Entertainment Inc, 144A	6.250%	7/01/25	Ba3	265,971
201	Life Time Inc, 144A	5.750%	1/15/26	B+	193,165
1,736	Total Hotels, Restaurants & Leisure				1,543,378

	Independent Power Producers & Energy Traders – 0.7% (0.4% of Total Investments)

668	Talen Energy Supply LLC, 144A (5)	7.625%	6/01/28	N/R	696,328
300	Ziggo Bond Co BV, 144A	6.000%	1/15/27	B–	283,734
968	Total Independent Power Producers & Energy Traders				980,062

	Insurance – 0.1% (0.1% of Total Investments)

105	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A	4.250%	10/15/27	B	96,228

	Interactive Media & Services – 0.3% (0.2% of Total Investments)

746	Rackspace Technology Global Inc, 144A	3.500%	2/15/28	B–	448,532

	Internet Software & Services – 0.5% (0.3% of Total Investments)

1,793	Rackspace Technology Global Inc, 144A	5.375%	12/01/28	CCC+	660,613

	IT Services – 0.3% (0.2% of Total Investments)

500	Ahead DB Holdings LLC, 144A	6.625%	5/01/28	CCC+	422,500

	Media – 3.5% (2.2% of Total Investments)

1,400	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/01/42	BBB–	973,753
300	Clear Channel Outdoor Holdings Inc, 144A	7.750%	4/15/28	CCC	255,219
1,273	CSC Holdings LLC, 144A	3.375%	2/15/31	B+	887,918
396	iHeartCommunications Inc	8.375%	5/01/27	B–	354,807
1,075	iHeartCommunications Inc, 144A	5.250%	8/15/27	BB–	962,802
2	iHeartCommunications Inc	6.375%	5/01/26	BB–	2,431
145	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB+	127,600

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Media (continued)

$465	McGraw-Hill Education Inc, 144A	5.750%	8/01/28	BB+	$408,565
980	VZ Secured Financing BV, 144A	5.000%	1/15/32	BB	839,203
6,036	Total Media				4,812,298

	Metals & Mining – 0.2% (0.1% of Total Investments)

320	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B+	310,200

	Oil, Gas & Consumable Fuels – 3.9% (2.4% of Total Investments)

500	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	8.125%	1/15/27	B–	482,409
1,150	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	1,155,750
385	Citgo Petroleum Corp, 144A	7.000%	6/15/25	BB	381,758
225	Gulfport Energy Corp, 144A	8.000%	5/17/26	BB–	222,932
201	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	6.250%	11/01/28	BB+	193,063
201	MEG Energy Corp, 144A	5.875%	2/01/29	BB–	191,955
1,012	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	B	961,055
150	NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	Caa2	133,125
150	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	11/01/23	Caa2	150,194
150	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	4/15/26	Caa2	127,477
750	PBF Holding Co LLC / PBF Finance Corp	6.000%	2/15/28	BB	707,130
621	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB	618,674
5,495	Total Oil, Gas & Consumable Fuels				5,325,522

	Pharmaceuticals – 0.2% (0.1% of Total Investments)

290	ORGANON & CO/ORG, 144A	5.125%	4/30/31	BB–	261,809
290	Total Pharmaceuticals				261,809

	Software – 0.3% (0.2% of Total Investments)

550	Condor Merger Sub Inc, 144A	7.375%	2/15/30	CCC+	456,829

	Specialty Retail – 1.7% (1.0% of Total Investments)

1,625	Hertz Corp/The, 144A	4.625%	12/01/26	B+	1,446,250
680	Michaels Cos Inc/The, 144A	7.875%	5/01/29	Caa1	516,800
100	PetSmart Inc / PetSmart Finance Corp, 144A	7.750%	2/15/29	B–	98,274
250	PetSmart Inc / PetSmart Finance Corp, 144A	4.750%	2/15/28	BB	231,246
2,655	Total Specialty Retail				2,292,570

	Wireless Telecommunication Services – 0.5% (0.3% of Total Investments)

880	Vmed O2 UK Financing I PLC, 144A	4.250%	1/31/31	BB+	734,800
$45,702	Total Corporate Bonds (cost $37,786,647)				33,194,003

Shares	Description (1)				Value

	COMMON STOCKS – 5.0% (3.1% of Total Investments)

	Banks – 0.0% (0.0% of Total Investments)

12,051	iQor US Inc (7)				$45,191

	Communications Equipment – 0.0% (0.0% of Total Investments)

5,845	Windstream Services PE LLC (7)				59,549

	Construction & Engineering – 0.0% (0.0% of Total Investments)

811	TNT Crane & Rigging Inc (7)				5,136
1,438	TNT Crane & Rigging Inc (7)				144
	Total Construction & Engineering				5,280

	Diversified Consumer Services – 0.1% (0.0% of Total Investments)

9,343	Cengage Learning Holdings II Inc (7)				104,530

Shares	Description (1)	Value

	Diversified Telecommunication Services – 0.0% (0.0% of Total Investments)

3,347	Windstream Services PE LLC (7)	$34,099

	Energy Equipment & Services – 2.4% (1.5% of Total Investments)

22,321	Quarternorth Energy Holding Inc (7)	3,043,089
28,730	Transocean Ltd (7)	193,640
3,779	Vantage Drilling International (7)	60,464
	Total Energy Equipment & Services	3,297,193

	Health Care Equipment & Supplies – 0.3% (0.2% of Total Investments)

25,918	Onex Carestream Finance LP (7)	388,770

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

11,533	Millennium Health LLC (7), (8)	496
12,290	Millennium Health LLC (7), (8)	1,757
	Total Health Care Providers & Services	2,253

	Hotels, Restaurants & Leisure – 0.0% (0.0% of Total Investments)

116,526	24 Hour Fitness Worldwide Inc (7)	932
55,426	24 Hour Fitness Worldwide Inc (7)	555
	Total Hotels, Restaurants & Leisure	1,487

	Independent Power And Renewable Electricity Producers – 1.4% (0.9% of Total Investments)

25,367	Energy Harbor Corp (7), (9)	1,940,576

	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)

1,905	Catalina Marketing Corp (7)	476

	Marine – 0.0% (0.0% of Total Investments)

430	ACBL HLDG CORP (7)	16,125

	Media – 0.0% (0.0% of Total Investments)

2	Cumulus Media Inc, Class A (7)	14

	Multiline Retail – 0.0% (0.0% of Total Investments)

140	Belk Inc (7)	1,225

	Oil, Gas & Consumable Fuels – 0.6% (0.4% of Total Investments)

2,748	California Resources Corp	117,422
4,943	Chord Energy Corp	708,480
	Total Oil, Gas & Consumable Fuels	825,902

	Professional Services – 0.1% (0.0% of Total Investments)

32,859	Skillsoft Corp (7)	63,089

	Semiconductors & Semiconductor Equipment – 0.1% (0.1% of Total Investments)

7,487	Bright Bidco BV (7), (8)	100,005
5,481	Bright Bidco BV (7)	90,043
	Total Semiconductors & Semiconductor Equipment	190,048
	Total Common Stocks (cost $8,856,266)	6,975,807

Shares	Description (1)	Value

	WARRANTS – 1.2% (0.7% of Total Investments)

	Energy Equipment & Services – 1.1% (0.7% of Total Investments)

9,459	Quarternorth Energy Holding Inc	$1,289,574
18,744	Quarternorth Energy Holding Inc	121,836
9,732	Quarternorth Energy Holding Inc	87,588
	Total Energy Equipment & Services	1,498,998

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Shares	Description (1)			Value

	Entertainment – 0.0% (0.0% of Total Investments)

45,953	Cineworld Warrant			$—

	Industrial Conglomerates – 0.0% (0.0% of Total Investments)

12,790	American Commercial Barge Line LLC			6,395

	Marine – 0.1% (0.0% of Total Investments)

452	ACBL HLDG CORP			16,950
1,682	ACBL HLDG CORP			42,050
1,279	ACBL HLDG CORP			62,032
16,820	American Commercial Barge Line LLC			6,307
	Total Marine			127,339

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

188	California Resources Corp			2,058

	Wireless Telecommunication Services – 0.0% (0.0% of Total Investments)

1	Intelsat SA/Luxembourg			1
	Total Warrants (cost $382,011)			1,634,791

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.1% (0.1% of Total Investments)

	Communications Equipment – 0.0% (0.0% of Total Investments)

5,100	Riverbed Technology Inc	0.000%	N/R	$51

	Marine – 0.1% (0.1% of Total Investments)

1,821	ACBL HLDG CORP	0.000%	N/R	88,318
1,600	ACBL HLDG CORP	0.000%	N/R	40,000
	Total Marine			128,318
	Total Convertible Preferred Securities (cost $188,459)			128,369
	Total Long-Term Investments (cost $235,106,407)			222,014,448

Shares	Description (1)	Coupon		Value

	SHORT-TERM INVESTMENTS – 2.2%(1.3% of Total Investments)

	INVESTMENT COMPANIES – 2.2% (1.3% of Total Investments)

3,010,603	BlackRock Liquidity Funds T-Fund	4.310%(10)		$3,010,603
	Total Investment Companies (cost $3,010,603)			3,010,603
	Total Short-Term Investments (cost $3,010,603)			3,010,603
	Total Investments (cost $238,117,010) – 162.4%			225,025,051
	Borrowings – (12.3)% (11), (12)			(17,100,000)
	Taxable Fund Preferred Shares, net of deferred offering costs – (50.3)% (13)			(69,657,121)
	Other Assets & Liabilities, Net – 0.2%			333,972
	Net Assets Applicable to Common Shares – 100%			$138,601,902

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(6)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(7)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(8)	For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.

(10)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.

(11)	Borrowings as a percentage of Total Investments is 7.6%.

(12)

The fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(13)	Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 31.0%.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

SOFR 180A	180 Day Average Secured Overnight Financing Rate

SOFR 30A	30 Day Average Secured Overnight Financing Rate

SOFR 90A	90 Day Average Secured Overnight Financing Rate

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

TSFR 1M	CME Term SOFR 1 Month

TSFR 3M	CME Term SOFR 3 Month

WI/DD	Purchased on a when-issued or delayed delivery basis.

JQC	Nuveen Credit Strategies Income Fund Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 159.1% (99.1% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 131.2% (81.7% of Total Investments) (2)

	Aerospace & Defense – 1.7% (1.1% of Total Investments)

$11,909	TransDigm, Inc., Term Loan E	6.980%	3-Month LIBOR	2.250%	5/30/25	Ba3	$11,901,421
1,960	TransDigm, Inc., Term Loan H	7.983%	SOFR90A	3.250%	2/22/27	Ba3	1,965,822
13,869	Total Aerospace & Defense						13,867,243

	Airlines – 5.8% (3.6% of Total Investments)

3,896	AAdvantage Loyalty IP Ltd., Term Loan	9.558%	3-Month LIBOR	4.750%	4/20/28	Ba2	4,006,306
2,716	Air Canada, Term Loan B	8.130%	3-Month LIBOR	3.500%	8/11/28	Ba2	2,723,616
10,274	American Airlines, Inc., Term Loan B	6.267%	1-Month LIBOR	1.750%	6/27/25	Ba3	10,092,631
3,169	American Airlines, Inc., Term Loan, First Lien	6.297%	1-Month LIBOR	1.750%	1/29/27	Ba3	3,082,024
10,366	Kestrel Bidco Inc., Term Loan B	7.508%	1-Month LIBOR	3.000%	12/11/26	B+	9,984,944
11,391	Mileage Plus Holdings LLC, Term Loan B	9.996%	3-Month LIBOR	5.250%	6/20/27	Baa3	11,896,106
950	SkyMiles IP Ltd., Term Loan B	8.558%	3-Month LIBOR	3.750%	10/20/27	Baa1	984,086
3,930	United Airlines, Inc., Term Loan B	8.568%	3-Month LIBOR	3.750%	4/21/28	Ba1	3,937,329
46,692	Total Airlines						46,707,042

	Auto Components – 1.1% (0.7% of Total Investments)

7,607	Clarios Global LP, Term Loan B	7.820%	1-Month LIBOR	3.250%	4/30/26	B1	7,598,047
1,052	DexKo Global Inc., Term Loan B	8.480%	3-Month LIBOR	3.750%	10/04/28	B2	975,650
8,659	Total Auto Components						8,573,697

	Beverages – 1.4% (0.8% of Total Investments)

1,710	Arterra Wines Canada, Inc., Term Loan	8.230%	3-Month LIBOR	3.500%	11/25/27	B	1,666,809
2,849	City Brewing Company, LLC, Term Loan	8.330%	3-Month LIBOR	3.500%	4/05/28	CCC	1,339,043
4,875	Sunshine Investments B.V., Term Loan	8.515%	TSFR3M	4.250%	5/05/29	B+	4,850,625
3,282	Triton Water Holdings, Inc, Term Loan	8.230%	3-Month LIBOR	3.500%	3/31/28	B1	3,132,062
12,716	Total Beverages						10,988,539

	Building Products – 2.0% (1.3% of Total Investments)

5,212	Chamberlain Group Inc, Term Loan B	7.820%	1-Month LIBOR	3.250%	10/22/28	B	5,041,515
1,155	Cornerstone Building Brands, Inc., Term Loan B	7.709%	1-Month LIBOR	3.250%	4/12/28	B	1,083,878
8,723	Quikrete Holdings, Inc., Term Loan, First Lien	7.195%	1-Month LIBOR	2.625%	1/31/27	Ba2	8,688,057
992	Standard Industries Inc., Term Loan B	6.425%	3-Month LIBOR	2.250%	9/22/28	BBB–	993,258
706	Zurn Holdings, Inc., Term Loan B	6.570%	1-Month LIBOR	2.000%	10/04/28	BB+	706,779
16,788	Total Building Products						16,513,487

	Capital Markets – 0.4% (0.3% of Total Investments)

3,748	Astra Acquisition Corp., Term Loan, First Lien	9.820%	1-Month LIBOR	5.250%	10/22/28	BB–	3,322,934
3,748	Total Capital Markets						3,322,934

	Chemicals – 2.0% (1.2% of Total Investments)

889	ASP Unifrax Holdings Inc, Term Loan B	8.480%	3-Month LIBOR	3.750%	12/12/25	BB	807,562
3,150	Axalta Coating Systems Dutch Holding B B.V, Term Loan B	7.506%	TSFR3M	3.000%	12/08/29	BBB–	3,167,719
1,655	Diamond (BC) B.V., Term Loan B	7.448%	1+3 Month LIBOR	2.750%	9/29/28	Ba3	1,640,656
3,320	Discovery Purchaser Corporation, Term Loan	8.963%	TSFR3M	4.375%	8/03/29	B–	3,186,519
1,703	INEOS Styrolution US Holding LLC, Term Loan B	7.320%	1-Month LIBOR	2.750%	1/29/26	BB+	1,702,412
2,851	Ineos US Finance LLC, Term Loan B	6.661%	1-Month LIBOR	2.000%	3/31/24	BBB–	2,860,899
456	Kraton Corporation, Term Loan	8.040%	SOFR90A	3.250%	3/15/29	BB	455,787

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Chemicals (continued)

$2,287	Trinseo Materials Operating S.C.A., Term Loan	6.570%	1-Month LIBOR	2.000%	9/09/24	Ba2	$2,238,546
16,311	Total Chemicals						16,060,100

	Commercial Services & Supplies – 2.9% (1.8% of Total Investments)

2,512	Amentum Government Services Holdings LLC, Term Loan	8.283%	SOFR90A	4.000%	2/07/29	B1	2,482,541
990	Anticimex International AB, Term Loan B1	8.235%	3-Month LIBOR	3.500%	11/16/28	B	982,575
2,216	Covanta Holding Corporation, Term Loan B	7.034%	TSFR1M	2.500%	11/30/28	Ba1	2,219,774
167	Covanta Holding Corporation, Term Loan C	7.061%	TSFR1M	2.500%	11/30/28	Ba1	167,532
8,712	Garda World Security Corporation, Term Loan B	8.930%	3-Month LIBOR	4.250%	10/30/26	BB+	8,698,921
3,609	GFL Environmental Inc., Term Loan	7.825%	3-Month LIBOR	3.000%	5/30/25	BB–	3,622,109
1,648	Intrado Corporation, Term Loan	8.825%	3-Month LIBOR	4.000%	10/10/24	B1	1,551,584
1,440	Vertical US Newco Inc, Term Loan B	8.602%	6-Month LIBOR	3.500%	7/31/27	B+	1,416,429
536	West Corporation, Term Loan B1	8.075%	3-Month LIBOR	3.500%	10/10/24	B1	506,652
1,478	WIN Waste Innovations Holdings, Inc., Term Loan B	7.480%	3-Month LIBOR	2.750%	3/25/28	B1	1,423,475
23,308	Total Commercial Services & Supplies						23,071,592

	Communications Equipment – 2.6% (1.6% of Total Investments)

5,260	Avaya, Inc., Term Loan B	8.709%	1-Month LIBOR	4.250%	12/15/27	Caa2	1,402,280
3,071	CommScope, Inc., Term Loan B, (DD1)	7.820%	1-Month LIBOR	3.250%	4/04/26	B1	3,015,126
3,278	Delta TopCo, Inc., Term Loan B	8.154%	3-Month LIBOR	3.750%	12/01/27	B2	3,054,096
1,165	EOS Finco Sarl, Term Loan	10.604%	SOFR90A	6.000%	8/03/29	B	1,146,552
8,398	Maxar Technologies Ltd., Term Loan B	8.911%	SOFR30A	4.250%	6/09/29	B+	8,414,134
440	MLN US HoldCo LLC, Term Loan	11.154%	TSFR3M	6.700%	10/18/27	CCC+	319,011
975	MLN US HoldCo LLC, Term Loan, First Lien	8.252%	3-Month LIBOR	4.500%	11/30/25	CCC–	289,624
3,964	Riverbed Technology, Inc., Exit Term Loan, (cash 7.000%, PIK 2.000%)	6.270%	3-Month LIBOR	2.000%	12/07/26	Caa1	1,754,222
1,244	ViaSat, Inc., Term Loan	9.176%	TSFR1M	4.500%	3/04/29	BB+	1,245,889
27,795	Total Communications Equipment						20,640,934

	Construction & Engineering – 0.5% (0.3% of Total Investments)

413	Aegion Corporation, Term Loan	9.320%	1-Month LIBOR	4.750%	5/17/28	B	396,007
2,161	Centuri Group, Inc, Term Loan B	7.152%	3-Month LIBOR	2.500%	8/27/28	Ba2	2,152,783
1,435	Osmose Utilities Services, Inc., Term Loan	7.820%	1-Month LIBOR	3.250%	6/22/28	B	1,385,618
4,009	Total Construction & Engineering						3,934,408

	Consumer Finance – 0.6% (0.4% of Total Investments)

5,155	Fleetcor Technologies Operating Company, LLC, Term Loan B4	6.320%	1-Month LIBOR	1.750%	4/30/28	BB+	5,149,273
5,155	Total Consumer Finance						5,149,273

	Containers & Packaging – 1.9% (1.2% of Total Investments)

4,291	Berry Global, Inc., Term Loan Z	6.152%	1-Month LIBOR	1.750%	7/01/26	BBB–	4,287,888
1,279	Clydesdale Acquisition Holdings Inc, Term Loan B	8.836%	SOFR30A	4.175%	3/30/29	B	1,258,169
774	Klockner-Pentaplast of America, Inc., Term Loan B	8.259%	SOFR180A + 6 Month LIBOR	4.750%	2/09/26	B	692,621
2,098	Reynolds Group Holdings Inc. , Term Loan B	7.820%	1-Month LIBOR	3.250%	9/24/28	B+	2,092,929
3,391	Reynolds Group Holdings Inc. , Term Loan B2	7.820%	1-Month LIBOR	3.250%	2/05/26	B+	3,390,868
4,073	TricorBraun Holdings, Inc., Term Loan	7.820%	1-Month LIBOR	3.250%	3/03/28	B2	3,968,722
15,906	Total Containers & Packaging						15,691,197

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Diversified Consumer Services – 0.2% (0.1% of Total Investments)

$2,333	Spin Holdco Inc., Term Loan	8.765%	3-Month LIBOR	4.000%	3/04/28	B–	$1,854,803
2,333	Total Diversified Consumer Services						1,854,803

	Diversified Financial Services – 1.4% (0.9% of Total Investments)

4,158	Avaya, Inc., Term Loan B2	8.459%	1-Month LIBOR	4.000%	12/15/27	Caa2	1,108,416
4,883	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	6.236%	1-Month LIBOR	1.750%	1/15/25	Baa2	4,898,990
2,125	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	5.986%	1-Month LIBOR	1.500%	2/12/27	Baa2	2,118,778
3,519	Ditech Holding Corporation, Term Loan (5)	0.000%	N/A	N/A	12/19/22	N/R	387,094
2,883	Trans Union, LLC, Term Loan B6	6.820%	1-Month LIBOR	2.250%	12/01/28	BBB–	2,880,371
17,568	Total Diversified Financial Services						11,393,649

	Diversified Telecommunication Services – 3.2% (2.0% of Total Investments)

1,294	Altice France S.A., Term Loan B12	8.517%	3-Month LIBOR	3.688%	1/31/26	B	1,248,413
11,534	Altice France S.A., Term Loan B13	8.650%	3-Month LIBOR	4.000%	8/14/26	B	11,158,897
189	CenturyLink, Inc., Term Loan B	6.820%	1-Month LIBOR	2.250%	3/15/27	BB+	182,730
2,133	Cincinnati Bell, Inc., Term Loan B2	7.911%	SOFR30A	3.250%	11/23/28	B+	2,127,679
1,676	Cyxtera DC Holdings, Inc., Term Loan B	7.820%	3-Month LIBOR	3.000%	5/01/24	B3	1,379,817
3,516	Eagle Broadband Investments LLC, Term Loan	7.750%	3-Month LIBOR	3.000%	11/12/27	B+	3,488,552
5,575	Frontier Communications Corp., Term Loan B	8.500%	3-Month LIBOR	3.750%	10/08/27	BB+	5,479,647
979	Numericable Group SA, Term Loan B11	7.575%	3-Month LIBOR	2.750%	7/31/25	B	971,754
26,896	Total Diversified Telecommunication Services						26,037,489

	Electric Utilities – 0.3% (0.2% of Total Investments)

2,585	Talen Energy Supply, LLC, Term Loan B (5)	8.320%	1-Month LIBOR	3.75%	07/08/26	N/R	2,629,204
2,585	Total Electric Utilities						2,629,204

	Electronic Equipment, Instruments & Components – 0.7% (0.4% of Total Investments)

2,327	II-VI Incorporated, Term Loan B	7.320%	1-Month LIBOR	2.750%	7/01/29	BBB–	2,325,919
3,199	Ingram Micro Inc., Term Loan B	8.230%	3-Month LIBOR	3.500%	7/02/28	BB+	3,196,226
5,526	Total Electronic Equipment, Instruments & Components						5,522,145

	Entertainment – 0.9% (0.6% of Total Investments)

1,906	AMC Entertainment Holdings, Inc. , Term Loan B	7.430%	1-Month LIBOR	3.000%	4/22/26	B–	1,133,535
7,729	Crown Finance US, Inc., Term Loan (5)	0.000%	N/A	N/A	2/28/25	D	1,354,505
2,552	Diamond Sports Group, LLC, Term Loan, Second Lien	8.026%	SOFR90A	3.250%	8/24/26	Caa2	208,986
972	Lions Gate Capital Holdings LLC, Term Loan B	6.820%	1-Month LIBOR	2.250%	3/24/25	Ba2	959,078
3,809	Springer Nature Deutschland GmbH, Term Loan B18	7.730%	1-Month LIBOR	3.000%	8/14/26	BB+	3,810,698
26	Univision Communications Inc., Term Loan C5	7.320%	1-Month LIBOR	2.750%	3/15/24	B+	26,135
16,994	Total Entertainment						7,492,937

	Food & Staples Retailing – 0.3% (0.2% of Total Investments)

2,149	US Foods, Inc., Term Loan B	7.320%	1-Month LIBOR	2.750%	11/22/28	BB	2,154,556
2,149	Total Food & Staples Retailing						2,154,556

	Food Products – 1.3% (0.8% of Total Investments)

1,932	8th Avenue Food & Provisions, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	CCC+	1,690,223
1,737	CHG PPC Parent LLC, Term Loan	7.625%	1-Month LIBOR	3.000%	12/08/28	B1	1,730,362
1,950	Froneri International Ltd., Term Loan	6.820%	1-Month LIBOR	2.250%	1/31/27	B+	1,934,624
2,839	H Food Holdings LLC, Term Loan B	8.257%	1-Month LIBOR	3.688%	5/31/25	B2	2,652,345

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Food Products (continued)

$657	H Food Holdings LLC, Term Loan B3	9.570%	1-Month LIBOR	5.000%	5/31/25	B2	$616,885
1,616	Sycamore Buyer LLC, Term Loan B	6.853%	SOFR90A	2.250%	7/22/29	BB+	1,596,154
10,731	Total Food Products						10,220,593

	Health Care Equipment & Supplies – 5.5% (3.4% of Total Investments)

12,833	Bausch & Lomb, Inc., Term Loan	7.842%	SOFR90A	3.250%	5/05/27	BB–	12,518,027
4,762	Carestream Health, Inc., Term Loan	12.180%	SOFR90A	7.500%	9/30/27	B–	3,483,879
1,230	Embecta Corp, Term Loan B	7.791%	SOFR180A	3.000%	1/27/29	Ba3	1,210,368
1,325	ICU Medical, Inc., Term Loan B	7.192%	SOFRA90A+ TSFR1M	2.375%	12/14/28	BBB–	1,321,470
19,700	Medline Borrower, LP, Term Loan B	7.820%	1-Month LIBOR	3.500%	10/21/28	BB–	19,165,463
7,434	Viant Medical Holdings, Inc., Term Loan, First Lien	8.320%	1-Month LIBOR	3.750%	7/02/25	B3	6,766,563
47,284	Total Health Care Equipment & Supplies						44,465,770

	Health Care Providers & Services – 10.6% (6.6% of Total Investments)

4,937	AHP Health Partners, Inc., Term Loan B	8.070%	1-Month LIBOR	3.500%	8/23/28	B1	4,903,555
756	DaVita, Inc. , Term Loan B	6.320%	1-Month LIBOR	1.750%	8/12/26	BBB–	748,685
268	Element Materials Technology Group US Holdings Inc., Term Loan	8.930%	SOFR90A	4.250%	4/12/29	B1	266,743
582	Element Materials Technology Group US Holdings Inc., Term Loan	8.930%	SOFR90A	4.25	07/06/29	B1	577,944
2,389	Gainwell Acquisition Corp., Term Loan B	8.730%	3-Month LIBOR	4.000%	10/01/27	BB–	2,337,242
2,494	Global Medical Response, Inc., Term Loan	8.820%	1-Month LIBOR	4.250%	3/14/25	B–	1,845,856
12,153	Global Medical Response, Inc., Term Loan B	8.651%	1-Month LIBOR	4.250%	10/02/25	B–	9,038,472
780	ICON Luxembourg S.A.R.L., Term Loan	7.000%	3-Month LIBOR	2.250%	7/01/28	BB+	781,469
6,147	National Mentor Holdings, Inc., Term Loan	8.400%	1 + 3 Month LIBOR	3.750%	3/02/28	B–	4,536,958
196	National Mentor Holdings, Inc., Term Loan C	8.480%	3-Month LIBOR	3.750%	3/02/28	B–	145,034
3,334	Onex TSG Intermediate Corp., Term Loan B	9.575%	3-Month LIBOR	4.750%	2/26/28	B	2,977,463
15,119	Parexel International Corporation, Term Loan, First Lien	7.820%	1-Month LIBOR	3.250%	11/15/28	B1	15,017,381
6,034	Phoenix Guarantor Inc, Term Loan B	7.820%	1-Month LIBOR	3.250%	3/05/26	B1	5,956,207
4,045	Phoenix Guarantor Inc, Term Loan B3	8.070%	1-Month LIBOR	3.500%	3/05/26	B1	4,000,903
130	Quorum Health Corporation, Term Loan (5)	12.975%	3-Month LIBOR	8.250%	4/29/25	CCC	92,182
8,974	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	8.575%	3-Month LIBOR	3.750%	11/16/25	B1	8,736,711
9,709	Select Medical Corporation, Term Loan B	7.070%	1-Month LIBOR	2.500%	3/06/25	Ba2	9,678,388
11,592	Surgery Center Holdings, Inc., Term Loan	8.210%	3-Month LIBOR	3.750%	8/31/26	B1	11,585,952
844	Team Health Holdings, Inc., Term Loan B	9.811%	SOFR30A	5.250%	2/02/27	B–	703,400
1,605	Team Health Holdings, Inc., Term Loan, First Lien, (DD1)	7.320%	1-Month LIBOR	2.750%	2/06/24	B–	1,482,727
92,088	Total Health Care Providers & Services						85,413,272

	Health Care Technology – 0.3% (0.2% of Total Investments)

325	Athenahealth, Inc., Term Loan (6)	8.012%	SOFR30A	3.500%	1/27/29	B+	308,829
1,908	Athenahealth, Inc., Term Loan B	8.012%	SOFR30A	3.500%	1/27/29	B+	1,812,978
2,233	Total Health Care Technology						2,121,807

	Hotels, Restaurants & Leisure – 18.7% (11.6% of Total Investments)

343	Alterra Mountain Company, Term Loan	8.070%	1-Month LIBOR	3.500%	8/17/28	B+	342,805
2,805	Aramark Services, Inc., Term Loan B3	6.320%	1-Month LIBOR	1.750%	3/11/25	BB+	2,798,857
12,964	B.C. Unlimited Liability Company, Term Loan B4	6.320%	1-Month LIBOR	1.750%	11/19/26	BB+	12,846,893
3,180	Caesars Entertainment Inc,Term Loan (WI/DD)	TBD	TBD	TBD	TBD	Ba3	3,181,145
11,218	Caesars Resort Collection, LLC, Term Loan B, First Lien	7.320%	1-Week LIBOR	2.750%	12/22/24	BB–	11,222,292
837	Caesars Resort Collection, LLC, Term Loan B1	8.070%	1-Week LIBOR	3.500%	7/20/25	BB–	838,088

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Hotels, Restaurants & Leisure (continued)

$4,237	Carnival Corporation, Term Loan B	7.570%	1-Month LIBOR	3.000%	6/30/25	Ba2	$4,180,344
2,214	Carnival Corporation, Term Loan B	7.820%	1-Month LIBOR	3.250%	10/18/28	BB–	2,166,497
3,332	Churchill Downs Incorporated, Term Loan B1	6.570%	1-Month LIBOR	2.000%	3/17/28	BBB–	3,319,138
4,764	ClubCorp Holdings, Inc., Term Loan B , (DD1)	7.480%	3-Month LIBOR	2.750%	9/18/24	B2	4,420,509
1,848	Crown Finance US, Inc., Term Loan (6)	0.000%	N/A	N/A	5/31/23	CCC+	292,215
460	Crown Finance US, Inc., Term Loan, (DD1)	14.460%	TSFR1M	10.000%	9/09/23	N/R	465,208
5,472	Crown Finance US, Inc., Term Loan, (DD1)	14.635%	TSFR3M	10.00%	09/07/23	N/R	5,535,978
12,021	Equinox Holdings, Inc., Term Loan, First Lien	7.730%	3-Month LIBOR	3.000%	3/08/24	Caa2	9,387,022
14,858	Fertitta Entertainment, LLC, Term Loan B	8.561%	SOFR30A	4.000%	1/27/29	B	14,710,150
2,020	GVC Holdings (Gibraltar) Limited, Term Loan B, (DD1)	8.180%	SOFR90A	3.500%	10/31/29	Ba1	2,025,555
2,963	Hilton Grand Vacations Borrower LLC, Term Loan B	7.570%	1-Month LIBOR	3.000%	8/02/28	BB+	2,967,521
3,231	Hilton Worldwide Finance, LLC, Term Loan B2	6.380%	TSFR1M	1.750%	6/21/26	BBB–	3,231,250
5,463	IRB Holding Corp, Term Loan B, (DD1)	7.687%	SOFR90A	3.000%	12/15/27	B+	5,418,493
4,867	IRB Holding Corp, Term Loan B	7.320%	1-Month LIBOR	2.750%	2/05/25	B+	4,866,397
5,633	Life Time Fitness Inc , Term Loan B	9.485%	3-Month LIBOR	4.750%	12/15/24	B+	5,646,835
4,302	Marriott Ownership Resorts, Inc., Term Loan B	6.320%	1-Month LIBOR	1.750%	8/31/25	BB+	4,281,983
2,958	NASCAR Holdings, Inc, Term Loan B	7.070%	1-Month LIBOR	2.500%	10/18/26	BBB–	2,963,196
581	PCI Gaming Authority, Term Loan	7.070%	1-Month LIBOR	2.500%	5/31/26	BBB–	581,680
1,847	Penn National Gaming, Inc., Term Loan B	7.411%	SOFR30A	2.750%	4/20/29	BB	1,847,994
1,527	Scientific Games Holdings LP, Term Loan B	8.103%	SOFR90A	3.500%	2/04/29	BB–	1,504,700
4,726	Scientific Games International, Inc., Term Loan	7.578%	SOFR30A	3.000%	4/07/29	BBB–	4,727,928
3,950	SeaWorld Parks & Entertainment, Inc., Term Loan B	7.625%	1-Month LIBOR	3.000%	8/25/28	BB	3,946,544
11,405	Stars Group Holdings B.V. (The), Term Loan	6.980%	3-Month LIBOR	2.250%	7/10/25	BBB	11,397,383
3,057	Stars Group Holdings B.V. (The), Term Loan B	8.092%	SOFR90A	3.250%	7/04/28	BBB	3,066,907
12,063	Station Casinos LLC, Term Loan B	6.820%	1-Month LIBOR	2.250%	2/08/27	BB–	11,987,598
2,228	Twin River Worldwide Holdings, Inc., Term Loan B	7.709%	1-Month LIBOR	3.250%	10/01/28	BB+	2,146,898
383	William Morris Endeavor Entertainment, LLC, Term Loan, First Lien	7.352%	1 + 3 Month LIBOR	2.750%	5/16/25	B	381,294
1,788	Wyndham Hotels & Resorts, Inc., Term Loan B	6.320%	1-Month LIBOR	1.750%	5/30/25	BBB–	1,789,448
155,545	Total Hotels, Restaurants & Leisure						150,486,745

	Household Durables – 0.9% (0.6% of Total Investments)

305	AI Aqua Merger Sub, Inc., Term Loan	8.124%	SOFRA30A + Month LIBOR	3.917%	07/31/28	B	299,025
1,750	AI Aqua Merger Sub, Inc., Term Loan B	8.132%	SOFR90A	3.750%	07/31/28	B	1,717,240
3,184	AI Aqua Merger Sub, Inc., Term Loan B, First Lien	8.147%	SOFR30A	3.750%	7/30/28	B	3,115,671
2,262	Weber-Stephen Products LLC, Term Loan B	7.820%	1-Month LIBOR	3.250%	10/30/27	CCC+	1,992,310
7,501	Total Household Durables						7,124,246

	Independent Power And Renewable Electricity Producers – 0.2% (0.1% of Total Investments)

1,314	Vistra Operations Company LLC, Term Loan B3, First Lien	6.262%	1-Month LIBOR	1.750%	12/31/25	BBB–	1,313,318
1,314	Total Independent Power And Renewable Electricity Producers						1,313,318

	Insurance – 7.4% (4.6% of Total Investments)

16,520	Acrisure, LLC, Term Loan B	8.070%	1-Month LIBOR	3.500%	2/15/27	B	15,967,838
6,063	Alliant Holdings Intermediate, LLC, Term Loan B4	8.008%	1-Month LIBOR	3.500%	11/06/27	B	6,063,324

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Insurance (continued)

$4,634	Asurion LLC, Term Loan B4, Second Lien	9.820%	1-Month LIBOR	5.250%	1/20/29	B	$3,898,376
1,256	Asurion LLC, Term Loan B7	7.570%	1-Month LIBOR	3.000%	11/03/24	Ba3	1,244,342
1,441	Asurion LLC, Term Loan B8	7.820%	1-Month LIBOR	3.250%	12/23/26	Ba3	1,382,041
5,221	Asurion LLC, Term Loan B9	7.820%	1-Month LIBOR	3.250%	7/31/27	Ba3	4,945,510
1,975	Broadstreet Partners, Inc., Term Loan B2	7.820%	1-Month LIBOR	3.250%	1/27/27	B1	1,949,078
899	Hub International Limited, Term Loan B	7.746%	3-Month LIBOR	3.250%	4/25/25	B	899,020
780	Hub International Limited, Term Loan B	8.220%	SOFR90A	4.000%	11/10/29	B	780,608
14,166	Hub International Limited, Term Loan B	7.746%	3-Month LIBOR	3.000%	4/25/25	B	14,169,952
244	Ryan Specialty Group, LLC, Term Loan	7.553%	SOFR30A	3.000%	9/01/27	BB–	244,452
5,985	USI, Inc., Term Loan	8.330%	SOFR90A	3.750%	11/16/29	B1	5,993,229
1,940	USI, Inc., Term Loan B	7.980%	3-Month LIBOR	3.250%	12/02/26	B1	1,942,034
61,124	Total Insurance						59,479,804

	Interactive Media & Services – 0.5% (0.3% of Total Investments)

1,330	Adevinta ASA, Term Loan B	7.480%	3-Month LIBOR	2.750%	6/25/28	BB+	1,330,581
4,923	Rackspace Technology Global, Inc., Term Loan B	7.380%	3-Month LIBOR	2.750%	2/09/28	B–	3,126,384
6,253	Total Interactive Media & Services						4,456,965

	Internet & Direct Marketing Retail – 0.7% (0.4% of Total Investments)

3,930	CNT Holdings I Corp, Term Loan	8.125%	TSFR3M	3.500%	11/08/27	B	3,889,167
1,738	Medical Solutions Holdings, Inc., Term Loan, First Lien	7.223%	1 + 3 Month LIBOR	3.500%	11/01/28	B1	1,684,505
5,668	Total Internet & Direct Marketing Retail						5,573,672

	IT Services – 3.3% (2.1% of Total Investments)

2,124	Ahead DB Holdings, LLC, Term Loan B	8.480%	3-Month LIBOR	3.750%	10/16/27	B+	2,095,787
2,484	Peraton Corp., Term Loan B	8.320%	1-Month LIBOR	3.750%	2/01/28	BB–	2,475,183
8,105	Syniverse Holdings, Inc., Term Loan	11.580%	SOFR90A	7.000%	5/10/29	B–	7,316,507
10,829	Tempo Acquisition LLC, Term Loan B	7.561%	TSFR1M	3.000%	8/31/28	BB–	10,857,226
4,141	Travelport Finance (Luxembourg) S.a.r.l., Term Loan, (cash 3.500%, PIK 6.500%)	6.740%	3-Month LIBOR	1.500%	2/28/25	B–	4,261,499
27,683	Total IT Services						27,006,202

	Leisure Products – 1.1% (0.7% of Total Investments)

7,375	Hayward Industries, Inc., Term Loan	7.070%	1-Month LIBOR	2.500%	5/28/28	BB	7,297,027
1,233	SRAM, LLC , Term Loan B	7.320%	1-Month LIBOR	2.750%	5/18/28	BB–	1,222,937
8,608	Total Leisure Products						8,519,964

	Life Sciences Tools & Services – 0.9% (0.5% of Total Investments)

1,053	Avantor Funding, Inc., Term Loan B5	6.820%	1-Month LIBOR	2.250%	11/06/27	BB+	1,054,790
6,753	Curia Global, Inc., Term Loan, (DD1)	8.469%	1 + 3 Month LIBOR	3.750%	8/30/26	B2	5,864,095
195	ICON Luxembourg S.A.R.L., Term Loan	7.000%	3-Month LIBOR	2.250%	7/01/28	BB+	194,985
8,001	Total Life Sciences Tools & Services						7,113,870

	Machinery – 2.9% (1.8% of Total Investments)

5,293	Ali Group North America Corporation, Term Loan B	6.676%	TSFR1M	2.000%	10/13/28	Baa3	5,288,384
1,939	Alliance Laundry Systems LLC, Term Loan B	8.306%	3-Month LIBOR	3.500%	10/08/27	B	1,937,166
1,405	Chart Industries Inc,Term Loan (WI/DD)	TBD	TBD	TBD	TBD	Ba3	1,410,269
12,193	Gardner Denver, Inc., Term Loan B2	6.411%	TSFR1M	1.750%	2/28/27	BB+	12,174,607
1,318	Grinding Media Inc., Term Loan B	8.056%	3-Month LIBOR	4.000%	10/12/28	B	1,295,242
1,478	Madison IAQ LLC, Term Loan	7.988%	3-Month LIBOR	3.250%	6/21/28	B2	1,417,093
23,626	Total Machinery						23,522,761

	Media – 12.2% (7.6% of Total Investments)

3,647	ABG Intermediate Holdings 2 LLC, Term Loan B1	8.161%	SOFR30A	3.500%	12/21/28	B1	3,625,251
720	ABG Intermediate Holdings 2 LLC, Term Loan, Second Lien	10.661%	SOFR30A	6.000%	12/20/29	CCC+	666,454

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Media (continued)

$972	Altice Financing SA, Term Loan, First Lien	7.580%	3-Month LIBOR	2.750%	1/31/26	B	$955,262
1,970	Cable One, Inc., Term Loan B4	6.570%	1-Month LIBOR	2.000%	5/03/28	BB+	1,956,663
4,839	Cengage Learning, Inc., Term Loan B	9.880%	3-Month LIBOR	4.750%	7/14/26	B	4,625,845
7,528	Charter Communications Operating, LLC, Term Loan B2	6.320%	1-Month LIBOR	1.750%	2/01/27	BBB–	7,511,747
401	Checkout Holding Corp., First Out Term Loan	11.920%	3-Month LIBOR	7.500%	2/15/23	N/R	315,180
801	Checkout Holding Corp., Last Out Term Loan, (cash 2.000, PIK 9.500%)	5.570%	1-Month LIBOR	9.500%	8/15/23	N/R	184,181
12,481	Clear Channel Outdoor Holdings, Inc., Term Loan B	8.198%	1 + 3 Month LIBOR	3.500%	8/21/26	B1	11,903,831
6,778	Cogeco Communications Finance (USA), LP, Term Loan B	6.570%	1-Month LIBOR	2.000%	1/04/25	BB	6,768,385
1,551	CSC Holdings, LLC, Term Loan	6.709%	1-Month LIBOR	2.250%	1/15/26	B+	1,495,779
243	CSC Holdings, LLC, Term Loan B1	6.709%	1-Month LIBOR	2.250%	7/17/25	B+	234,752
1,153	CSC Holdings, LLC, Term Loan B5	6.959%	1-Month LIBOR	2.500%	4/15/27	B+	1,073,954
5,393	CSC Holdings, LLC, Term Loan B6	8.823%	SOFR90A	4.500%	1/14/28	B1	5,125,535
8,406	DirecTV Financing, LLC, Term Loan	9.570%	1-Month LIBOR	5.000%	8/02/27	BBB–	8,286,020
2,902	Fleet U.S. Bidco Inc., Term Loan B	7.928%	6-Month LIBOR	3.000%	10/07/26	B+	2,902,500
2,905	Formula One Holdings Limited., Term Loan B	7.811%	TSFR1M	3.250%	1/15/30	BB+	2,919,830
2,231	Gray Television, Inc., Term Loan B	6.871%	1-Month LIBOR	2.500%	2/07/24	BB+	2,234,259
4,280	Gray Television, Inc., Term Loan C	6.869%	1-Month LIBOR	2.500%	1/02/26	BB+	4,269,616
3,406	iHeartCommunications, Inc., Term Loan	7.570%	1-Month LIBOR	3.000%	5/01/26	BB–	3,363,930
4,249	McGraw-Hill Global Education Holdings, LLC, Term Loan	8.316%	6-Month LIBOR	4.750%	7/30/28	BB+	4,076,086
409	Mission Broadcasting, Inc., Term Loan B	6.869%	1-Month LIBOR	2.500%	6/03/28	BBB–	406,733
1,019	Nexstar Broadcasting, Inc., Term Loan B4	7.070%	1-Month LIBOR	2.500%	9/18/26	BBB–	1,020,490
740	Outfront Media Capital LLC, Term Loan B	6.320%	1-Month LIBOR	1.750%	11/18/26	Ba1	733,525
8,798	Virgin Media Bristol LLC, Term Loan N	6.959%	1-Month LIBOR	2.500%	1/31/28	BB+	8,765,051
12,926	Ziggo Financing Partnership, Term Loan I	6.959%	1-Month LIBOR	2.500%	4/30/28	BB	12,838,007
100,748	Total Media						98,258,866

	Multiline Retail – 0.1% (0.0% of Total Investments)

1,588	Belk, Inc., Term Loan, (cash 5.000%, PIK 8.000%)	17.440%	3-Month LIBOR	13.000%	7/31/25	CCC–	294,790
328	Belk, Inc., Term Loan	12.199%	3-Month LIBOR	7.500%	7/31/25	B–	281,312
1,916	Total Multiline Retail						576,102

	Oil, Gas & Consumable Fuels – 3.7% (2.3% of Total Investments)

13,314	Buckeye Partners, L.P., Term Loan B	6.634%	1-Month LIBOR	2.250%	11/01/26	BBB–	13,330,335
321	EG America LLC, Term Loan	8.730%	3-Month LIBOR	4.000%	2/05/25	B–	311,080
3,888	EG Group Limited, Term Loan B	9.151%	3-Month LIBOR	4.000%	2/05/25	B–	3,763,541
3,537	Freeport LNG Investments, LLLP, Term Loan A, (DD1)	7.808%	3-Month LIBOR	3.000%	11/16/26	N/R	3,445,550
2,515	Gulf Finance, LLC, Term Loan	11.344%	1-Month LIBOR	6.750%	8/25/26	B	2,458,112
708	M6 ETX Holdings II Midco LLC, Term Loan B	9.158%	SOFR90A	4.500%	8/11/29	BB+	708,225
1,608	QuarterNorth Energy Holding Inc., Exit Term Loan, Second Lien	12.570%	1-Month LIBOR	8.000%	8/27/26	B	1,603,024
2,970	TransMontaigne Operating Company L.P., Term Loan B	8.028%	1-Month LIBOR	3.500%	11/05/28	BB	2,965,352
1,170	Whitewater Whistler Holdings LLC,Term Loan (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,170,000
30,031	Total Oil, Gas & Consumable Fuels						29,755,219

	Personal Products – 1.1% (0.7% of Total Investments)

1,000	Conair Holdings, LLC, Term Loan B	8.480%	3-Month LIBOR	3.750%	5/17/28	B–	865,688
6,262	Coty Inc., Term Loan B	6.645%	1-Month LIBOR	2.250%	4/05/25	BB–	6,258,071
4	kdc/one Development Corporation, Inc., Term Loan B	8.320%	1-Month LIBOR	3.750%	12/21/25	N/R	4,273
1,595	Kronos Acquisition Holdings Inc., Term Loan B , (DD1)	8.485%	3-Month LIBOR	3.750%	12/22/26	B2	1,556,380
8,861	Total Personal Products						8,684,412

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Pharmaceuticals – 1.6% (1.0% of Total Investments)

$246	Catalent Pharma Solutions Inc., Term Loan B3	6.563%	1-Month LIBOR	2.000%	2/22/28	BBB–	$245,398
4,907	Jazz Financing Lux S.a.r.l., Term Loan	8.070%	1-Month LIBOR	3.500%	5/05/28	BB+	4,908,208
4,566	Mallinckrodt International Finance S.A., Term Loan	9.986%	3-Month LIBOR	5.250%	9/30/27	B3	3,516,273
26	Mallinckrodt International Finance S.A., Term Loan B (5)	9.986%	3-Month LIBOR	5.250%	9/24/24	B	20,324
2,793	Organon & Co, Term Loan	7.750%	3-Month LIBOR	3.000%	6/02/28	BB	2,793,366
1,633	Perrigo Investments, LLC, Term Loan B	7.161%	SOFR30A	2.500%	4/05/29	Baa3	1,638,918
14,171	Total Pharmaceuticals						13,122,487

	Professional Services – 2.4% (1.5% of Total Investments)

903	CHG Healthcare Services Inc., Term Loan	7.820%	1-Month LIBOR	3.250%	9/30/28	B1	898,991
2,910	Creative Artists Agency, LLC , Term Loan B	8.320%	1-Month LIBOR	3.750%	11/26/26	B	2,915,005
171	Dun & Bradstreet Corporation (The), Term Loan	7.767%	1-Month LIBOR	3.250%	2/08/26	BB+	170,661
1,050	Physician Partners LLC, Term Loan	8.661%	SOFR30A	4.000%	2/01/29	B	1,008,017
13,013	Trans Union, LLC, Term Loan B5	6.320%	1-Month LIBOR	1.750%	11/13/26	BBB–	12,959,208
1,477	Verscend Holding Corp., Term Loan B	8.570%	1-Month LIBOR	4.000%	8/27/25	BB–	1,477,765
19,524	Total Professional Services						19,429,647

	Real Estate Management & Development – 0.9% (0.6% of Total Investments)
5,484	Brookfield Property REIT Inc., Term Loan B, First Lien	7.161%	SOFR30A	2.500%	8/24/25	BB+	5,460,754
818	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B	7.320%	1-Month LIBOR	2.750%	8/21/25	BB	815,701
1,031	Cushman & Wakefield US Borrower LLC	7.816%	1-Month LIBOR	3.250%	1/24/30	BB	1,028,797
7,333	Total Real Estate Management & Development						7,305,252

	Road & Rail – 0.3% (0.2% of Total Investments)

2,117	Hertz Corporation, (The), Term Loan B	7.820%	1-Month LIBOR	3.250%	6/30/28	BB+	2,112,971
405	Hertz Corporation, (The), Term Loan C	7.820%	1-Month LIBOR	3.250%	6/30/28	BB+	403,868
2,522	Total Road & Rail						2,516,839

	Semiconductors & Semiconductor Equipment – 0.3% (0.2% of Total Investments)

2,017	Bright Bidco B.V., Term Loan (5)	12.676%	TSFR3M	8.000%	10/31/27	B	1,764,287
1,026	Entegris, Inc., Term Loan B	7.571%	SOFR30A + SOFR90A	3.000%	7/06/29	Baa3	1,031,612
3,043	Total Semiconductors & Semiconductor Equipment						2,795,899

	Software – 16.6% (10.3% of Total Investments)

1,836	Apttus Corporation, Term Loan	9.075%	3-Month LIBOR	4.250%	5/06/28	BB	1,788,555
2,326	Avaya, Inc., Term Loan	14.478%	SOFR30A	10.000%	12/15/27	Caa2	1,366,395
6,626	Banff Merger Sub Inc, Term Loan, (DD1)	8.320%	1-Month LIBOR	3.750%	10/02/25	B2	6,519,832
1,005	CCC Intelligent Solutions Inc., Term Loan B	6.797%	1-Month LIBOR	2.250%	9/21/28	B+	1,004,096
4,670	CDK Global, Inc., Term Loan B	9.080%	SOFR90A	4.500%	6/09/29	B+	4,666,357
2,862	Ceridian HCM Holding Inc., Term Loan B	7.070%	1-Month LIBOR	2.500%	4/30/25	B+	2,853,807
3,990	DTI Holdco, Inc., Term Loan	9.426%	SOFR90A	4.750%	4/21/29	B2	3,817,931
8,482	Emerald TopCo Inc, Term Loan	8.070%	1-Month LIBOR	3.500%	7/25/26	B2	8,126,895
9,849	Epicor Software Corporation, Term Loan	7.820%	1-Month LIBOR	3.250%	7/31/27	B2	9,690,166
6,636	Finastra USA, Inc., Term Loan, First Lien	8.325%	3-Month LIBOR	3.500%	6/13/24	B+	6,251,950
5,300	Greeneden U.S. Holdings II, LLC, Term Loan B4	8.570%	1-Month LIBOR	4.000%	12/01/27	B2	5,214,365
6,947	Informatica LLC, Term Loan B	7.375%	1-Month LIBOR	2.750%	10/14/28	BB–	6,945,312
4,334	McAfee, LLC, Term Loan B	8.184%	SOFR30A	3.750%	2/03/29	BB+	4,101,283
8,390	NortonLifeLock Inc., Term Loan B	6.661%	SOFR30A	2.000%	1/28/29	BBB–	8,382,357
10,500	Open Text Corp,Term Loan (WI/DD)	TBD	TBD	TBD	TBD	BBB–	10,500,000
2,078	Polaris Newco LLC, Term Loan B	8.730%	3-Month LIBOR	4.000%	6/04/28	B2	1,977,713
737	Project Ruby Ultimate Parent Corp., Term Loan	7.820%	1-Month LIBOR	3.250%	3/10/28	B	713,848

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Software (continued)

$2,226	Proofpoint, Inc., Term Loan, First Lien	7.985%	3-Month LIBOR	3.250%	8/31/28	BB–	$2,186,524
1,069	RealPage, Inc, Term Loan, First Lien	7.547%	1-Month LIBOR	3.000%	4/22/28	B+	1,044,713
9,912	Sophia, L.P., Term Loan B	8.230%	3-Month LIBOR	3.500%	10/07/27	B2	9,784,727
3,331	SS&C European Holdings Sarl, Term Loan B4, (DD1)	6.320%	1-Month LIBOR	1.750%	4/16/25	BB+	3,329,526
3,788	SS&C Technologies Inc., Term Loan B3, (DD1)	6.320%	1-Month LIBOR	1.750%	4/16/25	BB+	3,785,721
7,638	Ultimate Software Group Inc (The), Term Loan	8.032%	3-Month LIBOR	3.250%	5/03/26	B1	7,525,911
14,512	Ultimate Software Group Inc (The), Term Loan B	8.575%	3-Month LIBOR	3.750%	5/03/26	B1	14,393,643
1,680	Vision Solutions, Inc., Term Loan	8.818%	3-Month LIBOR	4.000%	5/28/28	B2	1,480,580
6,411	Zelis Healthcare Corporation, Term Loan	8.070%	1-Month LIBOR	3.500%	9/30/26	B	6,406,832
137,135	Total Software						133,859,039

	Specialty Retail – 4.0% (2.5% of Total Investments)

852	Academy, Ltd., Term Loan	8.119%	1-Month LIBOR	3.750%	11/06/27	BB	853,497
2,131	Avis Budget Car Rental, LLC, Term Loan B	6.320%	1-Month LIBOR	1.750%	8/06/27	BB+	2,106,858
2,540	Avis Budget Car Rental, LLC, Term Loan C	8.161%	SOFR30A	3.500%	3/15/29	BB+	2,542,117
759	Driven Holdings, LLC, Term Loan B	7.738%	3-Month LIBOR	3.000%	12/17/28	B3	744,711
3,755	Jo-Ann Stores, Inc., Term Loan B1	9.572%	3-Month LIBOR	4.750%	6/30/28	CCC+	2,196,810
2,827	LBM Acquisition LLC, Term Loan B	8.852%	6-Month LIBOR	3.750%	12/18/27	B+	2,563,819
1,072	Les Schwab Tire Centers, Term Loan B	6.580%	3-Month LIBOR	3.250%	11/02/27	B	1,070,683
16,115	PetSmart, Inc., Term Loan B	8.411%	TSFR1M	3.750%	2/12/28	BB	16,027,339
3,558	Restoration Hardware, Inc., Term Loan B	7.070%	1-Month LIBOR	2.500%	10/15/28	BB	3,431,986
757	SRS Distribution Inc., Term Loan	8.161%	TSFR1M	3.500%	6/04/28	B–	731,714
34,366	Total Specialty Retail						32,269,534

	Textiles, Apparel & Luxury Goods – 0.4% (0.3% of Total Investments)

3,201	Birkenstock GmbH & Co. KG, Term Loan B	7.690%	3-Month LIBOR	3.250%	4/28/28	BB–	3,197,745
638	New Trojan Parent, Inc., Term Loan, First Lien	7.764%	1-Month LIBOR	3.250%	1/06/28	B–	449,652
3,839	Total Textiles, Apparel & Luxury Goods						3,647,397

	Trading Companies & Distributors – 1.9% (1.2% of Total Investments)

13,620	Core & Main LP, Term Loan B	7.313%	1 + 6 Month LIBOR	2.500%	6/10/28	B+	13,613,246
1,474	Resideo Funding Inc., Term Loan	6.807%	1 + 3 + 6 Month LIBOR	2.250%	2/12/28	BBB–	1,477,434
8	Univar Solutions USA Inc., Term Loan B6	6.320%	1-Month LIBOR	1.750%	6/03/28	BBB–	8,492
15,102	Total Trading Companies & Distributors						15,099,172

	Transportation Infrastructure – 0.5% (0.3% of Total Investments)

2,201	Brown Group Holding, LLC, Term Loan B	7.047%	1-Month LIBOR	2.500%	4/22/28	B+	2,193,949
1,796	Brown Group Holding, LLC, Term Loan B2	8.369%	SOFR30A + SOFR90A	3.750%	6/09/29	B+	1,798,750
3,997	Total Transportation Infrastructure						3,992,699

	Wireless Telecommunication Services – 1.0% (0.6% of Total Investments)

1,477	GOGO Intermediate Holdings LLC, Term Loan B	8.575%	3-Month LIBOR	3.750%	4/30/28	B+	1,478,290
6,822	Intelsat Jackson Holdings S.A., Term Loan B	7.445%	SOFR180A	4.500%	1/27/29	BB–	6,727,235
8,299	Total Wireless Telecommunication Services						8,205,525
$1,117,553	Total Variable Rate Senior Loan Interests (cost $1,100,870,146)						1,057,942,307

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS - 25.4% (15.8% of Total Investments)

	Aerospace & Defense – 0.3% (0.2% of Total Investments)

$2,963	TransDigm Inc (7)	4.625%	1/15/29	B–	$2,673,100
2,963	Total Aerospace & Defense				2,673,100

	Airlines – 1.1% (0.7% of Total Investments)

1,975	Delta Air Lines Inc (7)	3.750%	10/28/29	Baa3	1,747,678
4,500	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 144A (7)	6.500%	6/20/27	Baa3	4,546,395
1,623	United Airlines Inc, 144A (7)	4.625%	4/15/29	Ba1	1,480,355
1,201	United Airlines Inc, 144A (7)	4.375%	4/15/26	Ba1	1,140,151
9,299	Total Airlines				8,914,579

	Auto Components – 0.6% (0.4% of Total Investments)

2,699	Clarios Global LP / Clarios US Finance Co, 144A (7)	6.250%	5/15/26	B1	2,681,187
1,970	Dana Financing Luxembourg Sarl, 144A (7)	5.750%	4/15/25	BB+	1,950,300
4,669	Total Auto Components				4,631,487

	Capital Markets – 0.1% (0.1% of Total Investments)

1,000	LPL Holdings Inc, 144A (7)	4.625%	11/15/27	Baa3	951,640
1,000	Total Capital Markets				951,640

	Chemicals – 0.5% (0.3% of Total Investments)

2,138	Rayonier AM Products Inc, 144A (7)	7.625%	1/15/26	B+	1,999,073
2,690	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc, 144A (7)	5.375%	9/01/25	B2	2,353,750
4,828	Total Chemicals				4,352,823

	Commercial Services & Supplies – 1.0% (0.6% of Total Investments)

1,200	GFL Environmental Inc, 144A (7)	5.125%	12/15/26	BB–	1,167,300
2,316	Prime Security Services Borrower LLC / Prime Finance Inc, 144A (7)	5.750%	4/15/26	BB–	2,269,771
2,500	Prime Security Services Borrower LLC / Prime Finance Inc, 144A (7)	3.375%	8/31/27	BB–	2,218,377
2,650	Prime Security Services Borrower LLC / Prime Finance Inc, 144A (7)	6.250%	1/15/28	B–	2,513,260
8,666	Total Commercial Services & Supplies				8,168,708

	Communications Equipment – 1.8% (1.2% of Total Investments)

20,424	Avaya Inc, 144A (7)	6.125%	9/15/28	Caa2	6,229,320
2,250	Commscope Inc, 144A (7)	8.250%	3/01/27	CCC+	1,913,738
1,975	Commscope Inc, 144A (7)	4.750%	9/01/29	B1	1,643,911
6,750	CommScope Technologies LLC, 144A (7)	5.000%	3/15/27	CCC+	5,153,473
31,399	Total Communications Equipment				14,940,442

	Containers & Packaging – 0.1% (0.1% of Total Investments)

1,190	Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC, 144A (7)	4.375%	9/30/28	B+	1,057,663
1,190	Total Containers & Packaging				1,057,663

	Diversified Telecommunication Services – 1.1% (0.7% of Total Investments)

2,000	Frontier Communications Holdings LLC	5.875%	11/01/29	CCC+	1,630,520
6,313	Frontier Communications Holdings LLC, 144A (7)	5.875%	10/15/27	BB+	6,028,410
1,978	Frontier Communications Holdings LLC, 144A (7)	6.000%	1/15/30	BB–	1,624,788
10,291	Total Diversified Telecommunication Services				9,283,718

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Electric Utilities – 0.4% (0.2% of Total Investments)

$3,750	Bruce Mansfield Unit 1 2007 Pass Through Trust (5)	6.850%	6/01/34	N/R	$4,687
1,940	Pacific Gas and Electric Co (7)	4.550%	7/01/30	BBB–	1,809,383
1,268	PG&E Corp	5.000%	7/01/28	BB	1,188,179
6,958	Total Electric Utilities				3,002,249

	Entertainment – 0.9% (0.5% of Total Investments)

10,390	AMC Entertainment Holdings Inc, (cash 10.000%, PIK 12.000%), 144A (7)	10.000%	6/15/26	Caa3	5,181,025
4,040	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	Caa2	297,950
5,750	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	Ca	115,000
2,000	Lions Gate Capital Holdings LLC, 144A	5.500%	4/15/29	B–	1,300,000
22,180	Total Entertainment				6,893,975

	Equity Real Estate Investment Trusts (REITs) – 0.4% (0.3% of Total Investments)

5,250	American Tower Corp	2.950%	1/15/51	BBB+	3,457,716
5,250	Total Equity Real Estate Investment Trusts (REITs)				3,457,716

	Food & Staples Retailing – 0.5% (0.3% of Total Investments)

4,000	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A (7)	4.625%	1/15/27	BB	3,792,200
4,000	Total Food & Staples Retailing				3,792,200

	Health Care Equipment & Supplies – 0.2% (0.1% of Total Investments)

1,975	Mozart Debt Merger Sub Inc, 144A (7)	3.875%	4/01/29	BB–	1,688,655
1,975	Total Health Care Equipment & Supplies				1,688,655

	Health Care Providers & Services – 1.6% (1.0% of Total Investments)

3,548	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	2,370,048
1,175	Select Medical Corp, 144A	6.250%	8/15/26	B–	1,147,599
1,201	Tenet Healthcare Corp (7)	4.875%	1/01/26	BB–	1,169,738
8,500	Tenet Healthcare Corp (7)	6.125%	10/01/28	B+	7,948,180
14,424	Total Health Care Providers & Services				12,635,565

	Hotels, Restaurants & Leisure – 1.1% (0.7% of Total Investments)

5,692	1011778 BC ULC / New Red Finance Inc, 144A (7)	4.000%	10/15/30	B+	4,845,315
1,193	1011778 BC ULC / New Red Finance Inc, 144A (7)	3.500%	2/15/29	BB+	1,043,805
1,623	Caesars Entertainment Inc, 144A (7)	6.250%	7/01/25	Ba3	1,616,748
1,201	Life Time Inc, 144A (7)	5.750%	1/15/26	B+	1,154,185
9,709	Total Hotels, Restaurants & Leisure				8,660,053

	Independent Power Producers & Energy Traders – 0.7% (0.4% of Total Investments)

3,890	Talen Energy Supply LLC, 144A (5)	7.625%	6/01/28	N/R	4,054,964
1,305	Ziggo Bond Co BV, 144A (7)	6.000%	1/15/27	B–	1,234,243
5,195	Total Independent Power Producers & Energy Traders				5,289,207

	Insurance – 0.1% (0.0% of Total Investments)

625	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A (7)	4.250%	10/15/27	B	572,784
625	Total Insurance				572,784

	Interactive Media & Services – 0.3% (0.2% of Total Investments)

4,391	Rackspace Technology Global Inc, 144A (7)	3.500%	2/15/28	B–	2,640,089
4,391	Total Interactive Media & Services				2,640,089

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Internet Software & Services – 0.4% (0.2% of Total Investments)

$8,231	Rackspace Technology Global Inc, 144A	5.375%	12/01/28	CCC+	$3,032,630
8,231	Total Internet Software & Services				3,032,630

	IT Services – 0.3% (0.2% of Total Investments)

2,988	Ahead DB Holdings LLC, 144A (7)	6.625%	5/01/28	CCC+	2,524,860
2,988	Total IT Services				2,524,860

	Media – 3.6% (2.2% of Total Investments)

7,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/01/42	BBB–	4,868,763
3,000	Clear Channel Outdoor Holdings Inc, 144A (7)	5.125%	8/15/27	B1	2,720,895
3,675	Clear Channel Outdoor Holdings Inc, 144A (7)	7.750%	4/15/28	CCC	3,126,433
8,521	CSC Holdings LLC, 144A (7)	3.375%	2/15/31	B+	5,943,397
5,000	Directv Financing LLC / Directv Financing Co-Obligor Inc, 144A (7)	5.875%	8/15/27	BBB–	4,529,025
18	iHeartCommunications Inc	6.375%	5/01/26	BB–	16,994
2,799	McGraw-Hill Education Inc, 144A (7)	5.750%	8/01/28	BB+	2,459,298
6,006	VZ Secured Financing BV, 144A (7)	5.000%	1/15/32	BB	5,143,118
36,019	Total Media				28,807,923

	Metals & Mining – 0.5% (0.3% of Total Investments)

2,000	First Quantum Minerals Ltd, 144A (7)	6.500%	3/01/24	B+	1,997,300
2,120	First Quantum Minerals Ltd, 144A (7)	6.875%	10/15/27	B+	2,055,075
4,120	Total Metals & Mining				4,052,375

	Oil, Gas & Consumable Fuels – 2.3% (1.4% of Total Investments)

2,000	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A (7)	8.125%	1/15/27	B–	1,929,634
2,000	Citgo Petroleum Corp, 144A (7)	7.000%	6/15/25	BB	1,983,160
1,450	Gulfport Energy Corp, 144A (7)	8.000%	5/17/26	BB–	1,436,675
3,201	Hilcorp Energy I LP / Hilcorp Finance Co, 144A (7)	6.250%	11/01/28	BB+	3,074,593
1,000	Matador Resources Co	5.875%	9/15/26	BB–	983,622
1,201	MEG Energy Corp, 144A (7)	5.875%	2/01/29	BB–	1,146,955
6,503	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A (7)	7.500%	2/01/26	B	6,175,635
750	NGL Energy Partners LP / NGL Energy Finance Corp (7)	7.500%	4/15/26	Caa2	637,384
500	NGL Energy Partners LP / NGL Energy Finance Corp (7)	7.500%	11/01/23	Caa2	500,645
500	NGL Energy Partners LP / NGL Energy Finance Corp (7)	6.125%	3/01/25	Caa2	443,750
485	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB	483,184
19,590	Total Oil, Gas & Consumable Fuels				18,795,237

	Pharmaceuticals – 1.1% (0.7% of Total Investments)

7,000	Horizon Therapeutics USA Inc, 144A (7)	5.500%	8/01/27	Ba2	7,148,750
1,500	ORGANON & CO/ORG, 144A	5.125%	4/30/31	BB–	1,354,185
8,500	Total Pharmaceuticals				8,502,935

	Professional Services – 0.2% (0.2% of Total Investments)

2,000	Verscend Escrow Corp, 144A (7)	9.750%	8/15/26	CCC+	2,006,955
2,000	Total Professional Services				2,006,955

	Software – 0.4% (0.2% of Total Investments)

1,750	Condor Merger Sub Inc, 144A	7.375%	2/15/30	CCC+	1,453,545
1,500	SS&C Technologies Inc, 144A (7)	5.500%	9/30/27	B+	1,442,616
3,250	Total Software				2,896,161

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Specialty Retail – 2.2% (1.4% of Total Investments)

$3,900	Academy Ltd, 144A (7)	6.000%	11/15/27	BB	$3,793,920
9,515	Hertz Corp/The, 144A (7)	4.625%	12/01/26	B+	8,468,350
3,945	Michaels Cos Inc/The, 144A	7.875%	5/01/29	Caa1	2,998,200
1,188	PetSmart Inc / PetSmart Finance Corp, 144A (7)	4.750%	2/15/28	BB	1,098,880
675	PetSmart Inc / PetSmart Finance Corp, 144A (7)	7.750%	2/15/29	B–	663,350
545	Staples Inc, 144A (7)	7.500%	4/15/26	B	484,260
19,768	Total Specialty Retail				17,506,960

	Trading Companies & Distributors – 0.6% (0.4% of Total Investments)

6,000	Air Lease Corp (7)	3.000%	2/01/30	BBB	5,167,576
6,000	Total Trading Companies & Distributors				5,167,576

	Wireless Telecommunication Services – 1.0% (0.6% of Total Investments)

4,000	Hughes Satellite Systems Corp (7)	5.250%	8/01/26	BBB–	3,875,000
5,180	Vmed O2 UK Financing I PLC, 144A (7)	4.250%	1/31/31	BB+	4,325,300
9,180	Total Wireless Telecommunication Services				8,200,300
$268,658	Total Corporate Bonds (cost $233,593,471)				205,100,565

Shares	Description (1)				Value

	COMMON STOCKS – 2.1% (1.4% of Total Investments)

	Diversified Consumer Services – 0.1% (0.0% of Total Investments)

41,905	Cengage Learning Holdings II Inc (8)				$468,833
	Total Diversified Consumer Services				468,833

	Energy Equipment & Services – 0.6% (0.4% of Total Investments)

31,033	Quarternorth Energy Holding Inc (8)				4,230,822
31,358	Vantage Drilling International (8)				501,728
	Total Energy Equipment & Services				4,732,550

	Health Care Equipment & Supplies – 0.5% (0.3% of Total Investments)

242,758	Onex Carestream Finance LP (8)				3,641,370
	Total Health Care Equipment & Supplies				3,641,370

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

211,860	Millennium Health LLC (8),(9)				30,296
198,883	Millennium Health LLC (8),(9)				8,552
	Total Health Care Providers & Services				38,848

	Independent Power And Renewable Electricity Producers – 0.8% (0.5% of Total Investments)

80,962	Energy Harbor Corp (8),(10)				6,193,593
	Total Independent Power And Renewable Electricity Producers				6,193,593

	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)

9,796	Catalina Marketing Corp (8)				2,449
	Total Internet & Direct Marketing Retail				2,449

	Media – 0.0% (0.0% of Total Investments)

8	Cumulus Media Inc, Class A (8)				54
	Total Media				54

	Multiline Retail – 0.0% (0.0% of Total Investments)

196	Belk Inc (8)				1,715
	Total Multiline Retail				1,715

Shares	Description (1)			Value

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

5,773	California Resources Corp			$246,680
	Total Oil, Gas & Consumable Fuels			246,680

	Professional Services – 0.0% (0.0% of Total Investments)

164,471	Skillsoft Corp (8)			315,784
	Total Professional Services			315,784

	Semiconductors & Semiconductor Equipment – 0.1% (0.1% of Total Investments)

39,129	Bright Bidco BV (8),(9)			522,647
28,645	Bright Bidco BV (8)			470,613
	Total Semiconductors & Semiconductor Equipment			993,260
	Total Common Stocks (cost $22,459,629)			16,635,136

Shares	Description (1)			Value

	WARRANTS – 0.4% (0.3% of Total Investments)

	Energy Equipment & Services – 0.4% (0.3% of Total Investments)

17,602	Quarternorth Energy Holding Inc			$2,399,733
72,802	Quarternorth Energy Holding Inc			473,213
37,801	Quarternorth Energy Holding Inc			340,209
	Total Energy Equipment & Services			3,213,155

	Entertainment – 0.0% (0.0% of Total Investments)

266,347	Cineworld Warrant			—
	Total Entertainment			—

	Media – 0.0% (0.0% of Total Investments)

4,644	Tenerity Inc (9)			5
	Total Media			5

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

629	California Resources Corp			6,888
	Total Oil, Gas & Consumable Fuels			6,888
	Total Warrants (cost $1,831,028)			3,220,048

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.0% (0.0% of Total Investments)

	Communications Equipment – 0.0% (0.0% of Total Investments)

34,377	Riverbed Technology Inc	0.000%	N/R	$344
	Total Communications Equipment			344
	Total Convertible Preferred Securities (cost $784,092)			344
	Total Long-Term Investments (cost $1,359,538,366)			1,282,898,400

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments January 31, 2023
(Unaudited)

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 1.5% (0.9% of Total Investments)

	INVESTMENT COMPANIES – 1.5% (0.9% of Total Investments)
11,995,354	BlackRock Liquidity Funds T-Fund	4.310%(11)	$11,995,354
	Total Investment Companies (cost $11,995,354)		11,995,354
	Total Short-Term Investments (cost $11,995,354)		11,995,354
	Total Investments (cost $1,371,533,720) – 160.6%		1,294,893,754
	Borrowings – (26.9)% (12),(13)		(217,300,000)
	Reverse Repurchase Agreements, including accrued interest – (17.7)%(14)		(142,724,676)
	Taxable Fund Preferred Shares, net of deferred offering costs – (17.3)%(15)		(139,326,617)
	Other Assets & Liabilities, Net – 1.3%		10,636,996
	Net Assets Applicable to Common Shares – 100%		$806,179,457

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(6)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(7)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $163,544,224 have been pledged as collateral for reverse repurchase agreements.

(8)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(9)	For fair value measurement disclosure purposes, investment classified as Level 3.

(10)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.

(11)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.

(12)	Borrowings as a percentage of Total Investments is 16.8%.

(13)

The fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(14)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 11.0%.

(15)	Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.8%.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

REIT	Real Estate Investment Trust

SOFR 180A	180 Day Average Secured Overnight Financing Rate

SOFR 30A	30 Day Average Secured Overnight Financing Rate

SOFR 90A	90 Day Average Secured Overnight Financing Rate
TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

TSFR 1M	CME Term SOFR 1 Month

TSFR 3M	CME Term SOFR 3 Month

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Statement of Assets and Liabilities

January 31, 2023

(Unaudited)

	NSL	JFR	JRO	JSD	JQC
Assets
Long-term investments, at value (cost $360,056,923, $911,571,998, $647,330,642, $235,106,407 and $1,359,538,366, respectively)	$340,071,323	$864,952,763	$614,165,023	$222,014,448	$1,282,898,400
Short-term investments, at value (cost approximates value)	—	—	—	3,010,603	11,995,354
Cash	339,455	—	137,362	227,256	3,130,266
Cash denominated in foreign currencies (cost $-,$-,$-,$- and $17, respectively)	—	—	—	—	16
Receivable for:
Interest	3,066,255	8,046,521	5,375,431	2,146,639	12,872,458
Investments sold	13,680,074	37,030,839	15,301,940	8,805,244	43,845,498
Reclaims	—	—	—	—	16,645
Other assets	196,684	275,527	309,996	165,706	836,775
Total assets	357,353,791	910,305,650	635,289,752	236,369,896	1,355,595,412
Liabilities
Cash overdraft	—	3,142,758	—	—	—
Borrowings	89,800,000	233,300,000	158,500,000	17,100,000	217,300,000
Reverse repurchase agreements, including accrued interest	—	—	—	—	142,724,676
Payable for:
Dividends	1,639,822	4,212,738	2,969,496	1,091,577	6,341,270
Investments purchased – regular settlement	587,764	3,727,899	846,078	1,202,923	821,316
Investments purchased – when-issued/delayed-delivery settlement	14,860,190	34,064,933	23,133,566	8,288,607	39,649,513
Unfunded senior loans	62,431	296,459	146,659	73,370	473,436
Taxable Fund Preferred (“TFP”) Shares, net of deferred offering costs (liquidation preference $40,000,000, $100,000,000, $75,000,000, $70,000,000 and $140,000,000, respectively)	39,638,851	99,421,284	74,726,849	69,657,121	139,326,617
Accrued expenses:
Custodian fees	96,254	191,977	147,568	75,304	274,184
Interest on borrowings	385,627	1,094,541	674,544	70,061	985,600
Management fees	232,328	581,772	412,455	155,262	905,816
Trustees fees	100,375	190,905	121,552	23,775	482,008
Professional fees	23,856	27,429	25,773	18,025	31,223
Shareholder reporting expenses	29,202	53,220	43,342	11,939	99,767
Shareholder servicing agent fees	223	2,645	866	30	529
Other	—	140,767	—	—	—
Total liabilities	147,456,923	380,449,327	261,748,748	97,767,994	549,415,955
Commitments and contingencies (as disclosed in Note 8)
Net assets applicable to common shares	$209,896,868	$529,856,323	$373,541,004	$138,601,902	$806,179,457
Common shares outstanding	38,611,472	56,918,468	40,541,218	10,085,648	135,609,290
Net asset value (“NAV”) per common share outstanding	$5.44	$9.31	$9.21	$13.74	$5.94
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$386,115	$569,185	$405,412	$100,856	$1,356,093
Paid-in-surplus	284,412,722	702,273,610	498,026,492	189,983,844	1,151,113,520
Total distributable earnings (loss)	(74,901,969)	(172,986,472)	(124,890,900)	(51,482,798)	(346,290,156)
Net assets applicable to common shares	$209,896,868	$529,856,323	$373,541,004	$138,601,902	$806,179,457
Authorized shares:
Common	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Preferred	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended January 31, 2023

(Unaudited)

	NSL	JFR	JRO	JSD	JQC
Investment Income
Interest and dividends	$13,448,601	$33,919,774	$23,885,416	$9,078,694	$51,014,824
Fees	204,280	240,517	464,033	73,914	950,167
Total investment income	13,652,881	34,160,291	24,349,449	9,152,608	51,964,991
Expenses
Management fees	1,383,492	3,439,663	2,448,504	917,713	5,442,428
Interest expense and amortization of offering costs	2,914,386	6,804,895	5,232,861	1,676,061	10,946,140
Liquidity fees	—	442,482	—	302,449	583,035
Remarketing fees	—	51,110	—	35,781	71,556
Custodian fees	58,658	104,458	83,119	49,527	138,018
Trustees fees	4,032	10,150	7,169	2,669	16,374
Professional fees	87,991	90,325	131,737	48,769	116,602
Shareholder reporting expenses	27,472	46,921	37,794	12,926	83,318
Shareholder servicing agent fees	2,282	7,656	4,078	1,779	2,905
Stock exchange listing fees	5,733	8,453	6,020	3,623	20,141
Investor relations expenses	37,727	69,577	53,256	15,743	130,873
Other	21,206	21,751	18,844	27,161	11,753
Total expenses	4,542,979	11,097,441	8,023,382	3,094,201	17,563,143
Net investment income (loss)	9,109,902	23,062,850	16,326,067	6,058,407	34,401,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency	(7,714,940)	(17,502,347)	(13,295,045)	(5,724,271)	(42,903,161)
Net realized gain (loss)	(7,714,940)	(17,502,347)	(13,295,045)	(5,724,271)	(42,903,161)
Change in net unrealized appreciation (depreciation) of investments and foreign currency	5,131,945	13,894,517	10,006,759	3,754,351	24,061,293
Change in unrealized appreciation (depreciation) from investments	5,131,945	13,894,517	10,006,759	3,754,351	24,061,293
Net realized and unrealized gain (loss)	(2,582,995)	(3,607,830)	(3,288,286)	(1,969,920)	(18,841,868)
Net increase (decrease) in net assets applicable to common shares from operations	$6,526,907	$19,455,020	$13,037,781	$4,088,487	$15,559,980

See accompanying notes to financial statements.

Statement of Changes in Net Assets

	NSL		JFR
	Unaudited Six Months Ended 1/31/23	Year Ended 7/31/22	Unaudited Six Months Ended 1/31/23	Year Ended 7/31/22
Operations
Net investment income (loss)	$9,109,902	$12,622,823	$23,062,850	$31,747,379
Net realized gain (loss)	(7,714,940)	(3,252,535)	(17,502,347)	(6,113,575)
Change in net unrealized appreciation (depreciation)	5,131,945	(15,788,743)	13,894,517	(40,639,786)
Net increase (decrease) in net assets applicable to common shares from operations	6,526,907	(6,418,455)	19,455,020	(15,005,982)
Distributions to Common Shareholders
Dividends	(9,498,422)	(13,508,860)	(23,991,134)	(35,004,216)
Return of capital	—	(2,418,372)	—	(5,066,385)
Decrease in net assets applicable to common shares from distributions to common shareholders	(9,498,422)	(15,927,232)	(23,991,134)	(40,070,601)
Net increase (decrease) in net assets applicable to common shares	(2,971,515)	(22,345,687)	(4,536,114)	(55,076,583)
Net assets applicable to common shares at the beginning of period	212,868,383	235,214,070	534,392,437	589,469,020
Net assets applicable to common shares at the end of period	$209,896,868	$212,868,383	$529,856,323	$534,392,437

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)

	JRO		JSD
	Unaudited Six Months Ended 1/31/23	Year Ended 7/31/22	Unaudited Six Months Ended 1/31/23	Year Ended 7/31/22
Operations
Net investment income (loss)	$16,326,067	$22,571,638	$6,058,407	$8,605,731
Net realized gain (loss)	(13,295,045)	(3,846,944)	(5,724,271)	(3,095,456)
Change in net unrealized appreciation (depreciation)	10,006,759	(29,259,629)	3,754,351	(10,560,146)
Net increase (decrease) in net assets applicable to common shares from operations	13,037,781	(10,534,935)	4,088,487	(5,049,871)
Distributions to Common Shareholders
Dividends	(16,966,500)	(24,262,762)	(6,338,830)	(9,578,145)
Return of capital	—	(4,035,008)	—	(1,011,785)
Decrease in net assets applicable to common shares from distributions to common shareholders	(16,966,500)	(28,297,770)	(6,338,830)	(10,589,930)
Net increase (decrease) in net assets applicable to common shares	(3,928,719)	(38,832,705)	(2,250,343)	(15,639,801)
Net assets applicable to common shares at the beginning of period	377,469,723	416,302,428	140,852,245	156,492,046
Net assets applicable to common shares at the end of period	$373,541,004	$377,469,723	$138,601,902	$140,852,245

See accompanying notes to financial statements.

	JQC
	Unaudited Six Months Ended 1/31/23	Year Ended 7/31/22
Operations
Net investment income (loss)	$34,401,848	$47,060,156
Net realized gain (loss)	(42,903,161)	(15,170,323)
Change in net unrealized appreciation (depreciation)	24,061,293	(77,831,207)
Net increase (decrease) in net assets applicable to common shares from operations	15,559,980	(45,941,374)
Distributions to Common Shareholders
Dividends	(36,411,094)	(47,176,021)
Return of capital	—	(17,563,855)
Decrease in net assets applicable to common shares from distributions to common shareholders	(36,411,094)	(64,739,876)
Net increase (decrease) in net assets applicable to common shares	(20,851,114)	(110,681,250)
Net assets applicable to common shares at the beginning of period	827,030,571	937,711,821
Net assets applicable to common shares at the end of period	$806,179,457	$827,030,571

See accompanying notes to financial statements.

Statement of Cash Flows

Six Months Ended January 31, 2023

(Unaudited)

	NSL	JFR	JRO	JSD	JQC
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$6,526,907	$19,455,020	$13,037,781	$4,088,487	$15,559,980
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(61,144,708)	(135,082,992)	(95,925,733)	(35,665,468)	(154,889,188)
Proceeds from sales and maturities of investments	56,713,515	129,198,747	85,711,357	39,314,611	196,841,074
Proceeds from (Purchase of) short-term investments, net	—	8,891,025	10,093,889	2,050,285	1,351,887
Payment-in-kind distributions	—	(632,668)	—	(162,880)	—
Amortization (Accretion) of premiums and discounts, net	(1,140,913)	(2,914,277)	(1,939,826)	(858,635)	(3,416,729)
Amortization of deferred offering costs	23,481	36,833	17,574	25,594	36,040
(Increase) Decrease in:
Receivable for interest	(310,024)	(2,252,949)	(836,791)	(474,320)	(3,236,609)
Receivable for investments sold	469,716	(3,803,212)	6,363,218	(2,266,104)	(126,579)
Other assets	(86,416)	(745)	(177,234)	(73,613)	(254,275)
Increase (Decrease) in:
Investments purchased – regular settlement	(4,567,743)	(1,206,385)	(5,358,554)	604,005	387,422
Investments purchased – when-issued/delayed-delivery settlement	2,411,249	2,596,137	1,156,040	(1,338,615)	(6,059,628)
Payable for unfunded senior loans	(105,951)	(892,847)	(207,459)	(277,947)	(289,707)
Payable for offering costs	—	—	—	—	(298,479)
Accrued custodian fees	(15,556)	(32,965)	(24,685)	(10,257)	(50,263)
Accrued management fees	(2,018)	1,334	(1,463)	17	(23,281)
Accrued interest	366,529	1,043,836	674,544	24,759	1,023,100
Accrued Trustees fees	4,113	7,885	5,095	1,163	18,386
Accrued professional fees	(22,136)	(14,354)	(16,344)	(16,803)	(17,176)
Accrued shareholder reporting expenses	15,750	25,556	21,800	8,310	43,141
Accrued servicing agent fees	52	1,945	107	—	174
Accrued other expenses	75,127	(13,688)	175,699	49,750	(14,393)
Net realized (gain) loss from investments and foreign currency	7,714,940	17,502,347	13,295,045	5,724,271	42,903,161
Change in net unrealized appreciation (depreciation) of investments and foreign currency	(5,131,945)	(13,894,517)	(10,006,759)	(3,754,351)	(24,061,293)
Net cash provided by (used in) operating activities	1,793,969	18,019,066	16,057,301	6,992,259	65,426,765
Cash Flow from Financing Activities:
Proceeds from borrowings	2,200,000	10,200,000	5,300,000	4,500,000	8,300,000
(Repayments of) borrowings	(5,200,000)	(10,300,000)	(8,900,000)	(5,400,000)	(37,000,000)
Increase (Decrease) in cash overdraft	—	3,142,758	—	—	—
Cash distributions paid to common shareholders	(9,309,969)	(23,510,990)	(16,624,662)	(6,218,808)	(35,674,403)
Net cash provided by (used in) financing activities	(12,309,969)	(20,468,232)	(20,224,662)	(7,118,808)	(64,374,403)
Net Increase (Decrease) in Cash and Cash Denominated in Foreign Currencies	(10,516,000)	(2,449,166)	(4,167,361)	(126,549)	1,052,362
Cash and cash denominated in foreign currencies at the beginning of period	10,855,455	2,449,166	4,304,723	353,805	2,077,920
Cash and cash denominated in foreign currencies at the end of period	$339,455	$—	$137,362	$227,256	$3,130,282

The following table provides a reconciliation of cash and cash collateral at brokers to the statement of assets and liabilities:

	NSL	JFR	JRO	JSD	JQC
Cash	$339,455	$—	$137,362	$227,256	$3,130,266
Cash denominated in foreign currencies	—	—	—	—	16
Total cash and cash denominated in foreign currencies	$339,455	$—	$137,362	$227,256	$3,130,282

Supplemental Disclosure of Cash Flow Information
Cash paid for interest (excluding borrowing and amortization of offering costs)	$2,517,525	$5,725,084	$4,523,106	$1,610,071	$9,884,427

See accompanying notes to financial statements.

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Financial Highlights

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders				Common Share
	Beginning Common Share NAV	Net Invest ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumu lated Net Realized Gains	Return of Capital	Total	Discount Per Share Repurchased and Retired		Premium Per Share Sold through Shelf Offering		Ending NAV	Ending Share Price

NSL
Year Ended 7/31:
2023(e)	$5.51	$0.24	$(0.06)	$0.18	$(0.25)	$—	$—	$(0.25)	$—		$—		$5.44	$4.90
2022	6.09	0.33	(0.50)	(0.17)	(0.35)	—	(0.06)	(0.41)	—		—		5.51	5.02
2021	5.53	0.32	0.62	0.94	(0.38)	—	—	(0.38)	—		—		6.09	5.74
2020	6.59	0.38	(1.02)	(0.64)	(0.42)	—	—	(0.42)	—		—		5.53	4.78
2019	6.91	0.45	(0.33)	0.12	(0.44)	—	—	(0.44)	—	*	—		6.59	5.90
2018	6.97	0.43	(0.04)	0.39	(0.45)	—	—	(0.45)	—		—		6.91	6.13

JFR
Year Ended 7/31:
2023(e)	9.39	0.41	(0.07)	0.34	(0.42)	—	—	(0.42)	—		—		9.31	8.52
2022	10.36	0.56	(0.83)	(0.27)	(0.61)	—	(0.09)	(0.70)	—		—		9.39	8.84
2021	9.40	0.54	1.04	1.58	(0.62)	—	—	(0.62)	—		—		10.36	9.76
2020	11.04	0.60	(1.54)	(0.94)	(0.70)	—	—	(0.70)	—		—		9.40	8.03
2019	11.55	0.70	(0.48)	0.22	(0.73)	—	—	(0.73)	—		—		11.04	9.76
2018	11.76	0.66	(0.10)	0.56	(0.77)	—	—	(0.77)	—		—	*	11.55	10.30

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets(c)
Based on NAV(b)	Based on Share Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

3.15%	2.73%	$209,897	4.32	%**	8.66	%**	17%
(3.03)	(5.84)	212,868	2.27		5.48		37
17.48	28.97	235,214	2.20		5.49		43
(9.89)	(12.19)	213,690	3.05		6.28		43
1.81	3.60	254,487	3.26		6.77		31
5.91	(3.78)	266,752	2.90		6.24		29

3.68	1.40	529,856	4.19	**	8.71	**	15
(2.84)	(2.59)	534,392	2.17		5.49		38
17.36	30.14	589,469	2.20		5.39		43
(8.82)	(10.98)	534,861	3.01		5.93		44
2.03	1.98	628,218	3.43		6.25		32
5.01	(6.64)	657,157	2.99		5.68		29

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per common share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)	•	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares (as described in Note 5 – Fund Shares) and/or borrowings (as described in Note 9 – Borrowing Arrangements and Reverse Repurchase Agreements), where applicable.
	•	Each ratio includes the effect of all interest expense paid and other costs related to preferred shares and/or borrowings, where applicable, as follows:

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
NSL
Year Ended 7/31:
2023(e)	2.77	%**
2022	0.82
2021	0.73
2020	1.60
2019	1.84
2018	1.46

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
JFR
Year Ended 7/31:
2023(e)	2.76	%**
2022	0.80
2021	0.82
2020	1.64
2019	2.07
2018	1.61

(d)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

(e)	Unaudited. For the six months ended January 31, 2023.
*	Value rounded to zero.
**	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders				Common Share
	Beginning Common Share NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumu lated Net Realized Gains	Return of Capital	Total	Discount Per Share Repurchased and Retired		Premium Per Share Sold through Shelf Offering		Ending NAV	Ending Share Price

JRO
Year Ended 7/31:
2023(e)	$9.31	$0.40	$(0.08)	$0.32	$(0.42)	$—	$—	$(0.42)	$—		$—		$9.21	$8.47
2022	10.27	0.56	(0.82)	(0.26)	(0.60)	—	(0.10)	(0.70)	—		—		9.31	8.67
2021	9.31	0.54	1.04	1.58	(0.62)	—	—	(0.62)	—		—		10.27	9.69
2020	10.94	0.59	(1.53)	(0.94)	(0.69)	—	—	(0.69)	—		—		9.31	7.97
2019	11.47	0.70	(0.49)	0.21	(0.74)	—	—	(0.74)	—	*	—		10.94	9.70
2018	11.70	0.66	(0.09)	0.57	(0.80)	—	—	(0.80)	—		—	*	11.47	10.23

JSD
Year Ended 7/31:
2023(e)	13.97	0.60	(0.20)	0.40	(0.63)	—	—	(0.63)	—		—		13.74	12.39
2022	15.52	0.85	(1.35)	(0.50)	(0.95)	—	(0.10)	(1.05)	—		—		13.97	12.63
2021	13.98	0.80	1.68	2.48	(0.94)	—	—	(0.94)	—		—		15.52	14.40
2020	16.89	0.96	(2.79)	(1.83)	(1.08)	—	—	(1.08)	—	*	—		13.98	11.64
2019	17.92	1.19	(0.98)	0.21	(1.24)	—	—	(1.24)	—		—		16.89	15.36
2018	18.07	1.19	(0.04)	1.15	(1.30)	—	—	(1.30)	—		—		17.92	16.67

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets(c)

Based on NAV(b)	Based on Share Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

3.57%	2.79%	$373,541	4.29	%**	8.74	%**	14%
(2.82)	(3.76)	377,470	2.19		5.53		37
17.42	30.14	416,302	2.19		5.39		41
(8.91)	(11.13)	377,406	3.07		5.85		43
1.94	2.19	443,700	3.31		6.37		34
5.06	(7.38)	465,378	2.99		5.77		30

2.92	3.30	138,602	4.45	**	8.71	**	16
(3.52)	(5.50)	140,852	2.39		5.62		39
18.24	32.61	156,492	2.37		5.35		45
(11.19)	(17.88)	140,981	3.31		6.27		40
1.30	(0.30)	170,487	3.45		6.89		33
6.66	1.33	180,884	2.96		6.69		29

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per common share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)	•	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares (as described in Note 5 – Fund Shares) and/or borrowings (as described in Note 9 – Borrowing Arrangements and Reverse Repurchase Agreements), where applicable.
	•	Each ratio includes the effect of all interest expense paid and other costs related to preferred shares and/or borrowings, where applicable, as follows:

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
JRO
Year Ended 7/31:
2023(e)	2.80	%**
2022	0.80
2021	0.79
2020	1.68
2019	1.94
2018	1.59

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
JSD
Year Ended 7/31:
2023(e)	2.90	%**
2022	0.91
2021	0.70
2020	1.70
2019	2.00
2018	1.44

(d)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

(e)	Unaudited. For the six months ended January 31, 2023.
*	Value rounded to zero.
**	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders				Common Share
	Beginning Common Share NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Return of Capital	Total	Discount Per Share Repurchased and Retired		Ending NAV	Ending Share Price

JQC
Year Ended 7/31:
2023(e)	$6.10	$0.25	$(0.14)	$0.11	$(0.27)	$—	$—	$(0.27)	$—		$5.94	$5.43
2022	6.91	0.35	(0.68)	(0.33)	(0.35)	—	(0.13)	(0.48)	—		6.10	5.50
2021	6.88	0.32	0.56	0.88	(0.30)	—	(0.55)	(0.85)	—		6.91	6.53
2020	8.49	0.39	(0.87)	(0.48)	(0.39)	—	(0.74)	(1.13)	—		6.88	5.88
2019	9.11	0.46	(0.17)	0.29	(0.60)	—	(0.31)	(0.91)	—	*	8.49	7.68
2018	9.32	0.44	(0.12)	0.32	(0.53)	—	—	(0.53)	—		9.11	7.89

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets(c)
Based on NAV(b)	Based on Share Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

1.90%	3.91%	$806,179	4.33	%**	8.48	%**	12%
(5.15)	(8.93)	827,031	2.35		5.20		33
13.42	26.98	937,712	2.22		4.64		43
(5.91)	(9.54)	932,800	3.11		5.11		52
3.43	9.33	1,151,777	3.42		5.25		59
3.64	(3.09)	1,237,262	3.01		4.84		45

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per common share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)	•	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares (as described in Note 5 - Fund Shares) and/or reverse repurchase agreements and borrowings (as described in Note 9 – Borrowing Arrangements and Reverse Repurchase Agreements), where applicable.
	•	Each ratio includes the effect of all interest expense and other costs related to preferred shares, reverse repurchase agreements and borrowings, where applicable, as follows:

JQC	Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
Year Ended 7/31:
2023(e)	2.86	%**
2022	0.91
2021	0.80
2020	1.72
2019	2.08
2018	1.67

(d)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

(e)	Unaudited. For the six months ended January 31, 2023.
*	Value rounded to zero.
**	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

The following table sets forth information regarding each Fund’s outstanding senior securities as of the end of each of the Fund’s last five fiscal periods, as applicable.

	Borrowings		TFP Shares		Term Preferred		Borrowings, TFP Shares, and/or Term Preferred
	Aggregate Amount Outstanding (000)(a)	Asset Coverage Per $1,000 Share(b)	Aggregate Amount Outstanding (000)(a)	Asset Coverage Per $1,000 Share(b)	Aggregate Amount Outstanding (000)(a)	Asset Coverage Per $1,000 Share(b)	Asset Coverage Per $1 Liquidation Preference
NSL
Year Ended 7/31:
2023(c)	$89,800	$3,783	$40,000	$2,617	$—	$—	$2.62
2022	92,800	3,725	40,000	2,603	—	—	2.60
2021	94,300	3,918	40,000	2,751	—	—	2.75
2020	86,200	3,862	—	—	33,000	2,793	2.79
2019	114,000	3,610	—	—	43,000	2,621	2.62
2018	114,000	3,717	—	—	43,000	2,699	2.70

JFR
Year Ended 7/31:
2023(c)	233,300	3,700	100,000	2,590	—	—	2.59
2022	233,400	3,718	100,000	2,603	—	—	2.60
2021	238,400	3,892	100,000	2,742	—	—	2.74
2020	208,100	4,003	—	—	90,000	2,794	2.79
2019	264,500	3,810	—	—	115,000	2,655	2.66
2018	254,300	4,077	—	—	125,200	2,732	2.73

JRO
Year Ended 7/31:
2023(c)	158,500	3,830	75,000	2,600	—	—	2.60
2022	162,100	3,791	75,000	2,592	—	—	2.59
2021	164,500	3,987	75,000	2,738	—	—	2.74
2020	164,900	3,562	—	—	45,000	2,798	2.80
2019	178,800	3,951	—	—	84,000	2,688	2.69
2018	178,800	4,073	—	—	84,000	2,771	2.77

JSD
Year Ended 7/31:
2023(c)	17,100	13,199	70,000	2,591	—	—	2.59
2022	18,000	12,714	70,000	2,601	—	—	2.60
2021	19,500	12,615	70,000	2,749	—	—	2.75
2020	8,500	25,821	70,000	2,796	—	—	2.80
2019	72,000	3,854	—	—	35,000	2,593	2.59
2018	72,000	3,998	—	—	35,000	2,691	2.69

JQC
Year Ended 7/31:
2023(c)	217,300	5,354	140,000	3,256	—	—	3.26
2022	246,000	4,931	140,000	3,143	—	—	3.14
2021	402,000	3,333	—	—	—	—	—
2020	402,000	3,320	—	—	—	—	—
2019	480,000	3,400	—	—	—	—	—
2018	561,000	3,205	—	—	—	—	—

(a)	Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding or liquidation preference as of the end of the relevant fiscal year.
(b)

Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.

(c)	Unaudited. For the six months ended January 31, 2023.

Notes to Financial Statements

(Unaudited)

1. General Information

Fund Information

The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

•	Nuveen Senior Income Fund (NSL)

•	Nuveen Floating Rate Income Fund (JFR)

•	Nuveen Floating Rate Income Opportunity Fund (JRO)

•	Nuveen Short Duration Credit Opportunities Fund (JSD)

•	Nuveen Credit Strategies Income Fund (JQC)

The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. NSL, JFR, JRO, JSD and JQC were organized as Massachusetts business trusts on August 13, 1999, January 15, 2004, April 27, 2004, January 3, 2011 and May 17, 2003, respectively.

Current Fiscal Period

The end of the reporting period for the Funds is January 31, 2023, and the period covered by these Notes to Financial Statements is the six months ended January 31, 2023 (the “current fiscal period”).

Investment Adviser and Sub-Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), also a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Fund Mergers

During January 2023, each Fund’s Board of Trustees (the “Board”) approved the mergers of NSL, JRO and JSD (each a “Target Fund”) into JFR (the “Acquiring Fund”). The mergers are intended to create a larger fund with lower operating expenses, enhanced earnings potential, and increasing trading volume for common shares. In order for a merger to occur, it must be approved by shareholders of the respective Target Funds. Acquiring Fund shareholders must approve the issuance of additional common shares in connection with the mergers. The closing of each merger is contingent upon obtaining shareholder approvals and satisfying other closing conditions. The closing of each merger is not contingent on the closing of any other merger.

Developments Regarding NSL’s, JFR’s, JRO’s and JSD’s Control Share By-Law

On January 14, 2021, the Board received a shareholder demand letter (the “Demand Letter”) from Saba Capital CEF Opportunities 1, Ltd. and Saba Capital Management, L.P. (collectively, “Saba”) demanding that the Funds (i) rescind the Funds’ by-law provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”) and (ii) commence judicial action against the Board to ensure that the Control Share By-Law is withdrawn. Following review of the Demand Letter, the Board determined that it would not be in the best interests of the Funds or the Funds’ shareholders to take the actions requested in the Demand Letter. Also on January 14, 2021, Saba filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District Court”) against the Funds, certain other Nuveen funds and the Board, seeking a declaration that the Control Share By-Law violates the 1940 Act, rescission of the Control Share By-Law and a permanent injunction against applying the Control Share By-Law. On February 18, 2022, the District Court granted judgment in favor of Saba’s claim for rescission of the Control Share By-Law and Saba’s declaratory judgment claim, and declared that the Control Share By-Law violates Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board amended the Funds’ by-laws to provide that the Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.

Notes to Financial Statements (continued)

(Unaudited)

Developments Regarding JQC’s Control Share By-Law

On October 5, 2020, the Fund and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same Control Share By-Law. On January 14, 2021, a shareholder of certain Nuveen closed-end funds filed a civil complaint in the District Court against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board amended the Fund’s by-laws to provide that the Fund’s Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Fund’s Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Fund appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation

The Funds pay no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Common Shareholders

Dividends to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The Funds have implemented a level distribution program to provide shareholders with stable, but not guaranteed, cash flow, independent of the amount or timing of income earned or capital gains realized by the Funds. Under this program, each Fund’s regular monthly distribution, in order to maintain its level distribution amount, may include net investment income, return of capital and potentially capital gains for tax purposes. The amounts and sources of distributions are reported for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year-end. More details about each Fund’s distributions and the basis for these estimates are available on www.nuveen.com/cef.

Foreign Currency Transactions and Translation

To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains, on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Indemnifications

Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investments and Investment Income

Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Fee income and amendment fees, if any, are recognized as “Fees” on the Statement of Operations.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivative Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statements of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 – Portfolio Securities and Investments in Derivatives.

New Accounting Pronouncements and Rule Issuances

Reference Rate Reform

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

Notes to Financial Statements (continued)

(Unaudited)

New Rules to Modernize Fund Valuation Framework Take Effect

A new rule adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.

FASB issues ASU 2022-03 – Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”)

In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

NSL	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Variable Rate Senior Loan Interests	$—	$280,063,377	$—	$280,063,377
Corporate Bonds	—	47,298,411	—	47,298,411
Common Stocks**	1,574,874	8,475,197	152,139	10,202,210
Warrants	2,059	2,376,861	—	2,378,920
Convertible Preferred Securities	—	128,405	—	128,405
Total	$1,576,933	$338,342,251	$152,139	$340,071,323

JFR	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Variable Rate Senior Loan Interests	$—	$705,060,216	$—	$705,060,216
Corporate Bonds	—	117,408,530	—	117,408,530
Common Stocks**	3,761,627	20,267,621	339,722	24,368,970
Asset-Backed Securities	—	12,159,177	—	12,159,177
Warrants	4,807	5,694,211	—	5,699,018
Convertible Preferred Securities	—	256,852	—	256,852
Total	$3,766,434	$860,846,607	$339,722	$864,952,763

JRO	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Variable Rate Senior Loan Interests	$—	$501,112,573	$—	$501,112,573
Corporate Bonds	—	84,107,903	—	84,107,903
Common Stocks**	2,661,212	14,579,910	246,531	17,487,653
Asset-Backed Securities	—	7,266,287	—	7,266,287
Warrants	3,438	4,015,935	—	4,019,373
Convertible Preferred Securities	—	171,234	—	171,234
Total	$2,664,650	$611,253,842	$246,531	$614,165,023

JSD	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Variable Rate Senior Loan Interests	$—	$180,081,478	$—	$180,081,478
Corporate Bonds	—	33,194,003	—	33,194,003
Common Stocks**	1,082,645	5,790,904	102,258	6,975,807
Warrants	2,059	1,632,732	—	1,634,791
Convertible Preferred Securities	—	128,369	—	128,369

Short-Term Investments:
Investment Companies	3,010,603	—	—	3,010,603
Total	$4,095,307	$220,827,486	$102,258	$225,025,051

JQC	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Variable Rate Senior Loan Interests	$—	$1,057,942,307	$—	$1,057,942,307
Corporate Bonds	—	205,100,565	—	205,100,565
Common Stocks**	562,518	15,511,123	561,495	16,635,136
Warrants**	6,888	3,213,155	5	3,220,048
Convertible Preferred Securities	—	344	—	344

Short-Term Investments:
Investment Companies	11,995,354	—	—	11,995,354
Total	$12,564,760	$1,281,767,494	$561,500	$1,294,893,754
*	Refer to the Fund’s Portfolio of Investments for industry classifications, where applicable.
**	Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.

Notes to Financial Statements (continued)

(Unaudited)

The Funds hold liabilities in preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in Note 5 – Fund Shares.

4. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Unfunded Commitments

Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds may have unfunded senior loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, the Funds’ outstanding unfunded senior loan commitments were as follows:

	NSL	JFR	JRO	JSD	JQC
Outstanding unfunded senior loan commitments	$62,431	$296,459	$146,659	$73,370	$473,436

Participation Commitments

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Funds had no such outstanding participation commitments.

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investment Transactions

Long-term purchases and sales (including maturities) during the current fiscal period were as follows:

	NSL	JFR	JRO	JSD	JQC
Purchases	$61,144,708	$135,082,992	$95,925,733	$35,665,468	$154,889,188
Sales and maturities	56,713,515	129,198,747	85,711,357	39,314,611	196,841,074

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed-delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments, such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

5. Fund Shares

Common Shares

Common Share Transactions

During the Funds’ current and prior fiscal period, there were no transactions in common shares.

Preferred Shares

Taxable Fund Preferred Shares

All the Funds have issued and have outstanding Taxable Fund Preferred (“TFP”) Shares, with a $1,000 liquidation preference per share. These TFP Shares were issued via private placement and are not publicly available.

Each Fund is obligated to redeem its TFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Fund. TFP Shares are initially issued in a pre-specified mode, however, TFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within TFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the TFP Share.

•

Variable Rate Mode (“VRM”) – Dividends for TFP Shares designated in this mode are based upon a short-term index plus an additional fixed “spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Funds will be required to either extend the term of the mode, designate an alternative mode or redeem the TFP Shares.

The fair value of TFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread’ being demanded by investors on instruments having similar terms in the current market. In current market conditions, the Adviser has determined that the fair value of the shares are approximately their liquidation preference, but their fair value could vary if market conditions change materially.

•

Variable Rate Demand Mode (“VRDM”) – Dividends for TFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the TFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which each Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.

Each Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all TFP Shares while within VRDM. Payments made by the Funds to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement of Operations.

For financial reporting purposes, the liquidation preference of TFP Shares is recorded as a liability and is recognized as a component of “Taxable Fund Preferred (“TFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Dividends on the TFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on TFP shares are recognized as a component on “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on TFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Subject to certain conditions, TFP Shares may be redeemed, in whole or in part, at any time at the option of the Funds. Each Fund may also be required to redeem certain TFP shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.

Costs incurred in connection with their offerings of TFP Shares were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “Taxable Fund Preferred (“TFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

Notes to Financial Statements (continued)

(Unaudited)

As of the end of the reporting period, NSL, JFR, JRO,JSD and JQC had $39,638,851, $99,421,284, $74,726,849, $69,657,121 and $139,326,617 TFP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ TFP Shares outstanding as of the end of the reporting period, were as follows:

Fund	Series	Shares Outstanding	Liquidation Preference	Term Redemption Date	Mode
NSL	A	40,000	$40,000,000	November 1, 2030	VRM
JFR	A	100,000	$100,000,000	January 1, 2031	VRDM
JRO	A	75,000	$75,000,000	December 1, 2030	VRM
JSD	A	70,000	$70,000,000	November 1, 2029	VRDM
JQC	A	140,000	$140,000,000	July 1, 2032	VRDM

The average liquidation preference of TFP Shares outstanding and the annualized dividend rate for each Fund during the current fiscal period were as follows:

	NSL	JFR	JRO	JSD	JQC
Average liquidation preference of TFP Shares outstanding	$40,000,000	$100,000,000	$75,000,000	$70,000,000	$140,000,000
Annualized dividend rate	4.56%	3.62%	4.59%	3.62%	3.62%

Preferred Share Transactions

Transactions in preferred shares during the Funds’ current and prior fiscal period, where applicable, are noted in the following table.

Transactions in TFP Shares for the Funds, where applicable, was as follows:

	Year Ended July 31, 2022
JQC	Series	Shares	Amount
TFP Shares issued	A	140,000	$140,000,000

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

NSL	$360,433,340	$8,992,411	$(29,354,428)	$(20,362,017)

JFR	912,527,781	22,089,783	(69,664,801)	(47,575,018)

JRO	648,339,915	15,333,944	(49,508,836)	(34,174,892)

JSD	238,553,533	5,950,959	(19,479,441)	(13,528,482)

JQC	1,374,188,452	17,381,222	(96,675,920)	(79,294,698)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total

NSL	$—	$—	$(25,492,355)	$(44,951,557)	$—	$(1,486,542)	$(71,930,454)

JFR	—	—	(61,468,777)	(103,224,962)	—	(3,756,619)	(168,450,358)

JRO	—	—	(44,168,706)	(74,138,025)	—	(2,655,450)	(120,962,181)

JSD	—	—	(17,277,892)	(30,961,127)	—	(993,436)	(49,232,455)

JQC	—	—	(103,267,425)	(216,476,027)	—	(5,695,590)	(325,439,042)

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total

NSL	$3,053,867	$41,897,690	$44,951,557

JFR	6,507,557	96,717,405	103,224,962

JRO	4,606,728	69,531,297	74,138,025

JSD	3,100,613	27,860,514	30,961,127

JQC	35,160,164	181,315,863	216,476,027

7. Management Fees

Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Average Daily Managed Assets*	NSL JFR JRO JSD Fund-Level Fee Rate	JQC Fund-Level Fee Rate
For the first $500 million	0.6500%	0.6800%
For the next $500 million	0.6250	0.6550
For the next $500 million	0.6000	0.6300
For the next $500 million	0.5750	0.6050
For managed assets over $2 billion	0.5500	0.5800

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Funds’ daily managed assets:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

Notes to Financial Statements (continued)

(Unaudited)

*

For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of January 31, 2023, the complex-level fee for each Fund was 0.1580%.

8. Commitments and Contingencies

In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments other than those disclosed elsewhere in this report.

From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s) the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.

9. Borrowing Arrangements and Reverse Repurchase Agreements

Borrowings

Each Fund has entered into a borrowing arrangement (“Borrowings”) as a means of leverage.

Borrowing Information for NSL, JFR and JRO

The following Funds have entered into a revolving credit and security agreement with certain banks and their affiliates. As of the end of the reporting period, each Fund’s maximum commitment amount under its Borrowings is as follows:

	NSL	JFR	JRO
Maximum commitment amount	$102,500,000	$260,000,000	$180,000,000

As of the end of the reporting period, each Fund’s outstanding balance on its Borrowings was as follows:

	NSL	JFR	JRO
Outstanding balance on Borrowings	$89,800,000	$233,300,000	$158,500,000

During October 2022, NSL renewed its Borrowings through October 2023 and changed its interest on Borrowings to 1- Month Term Secured Overnight Financing Rate (SOFR) plus 0.90% per annum on the amount borrowed. All other terms remain unchanged. During December 2022, JFR amended its Borrowings and changed its interest on Borrowings to 1- Month Term SOFR plus 1.00% per annum on the amount borrowed. All other terms remain unchanged. During November 2022, JRO renewed its Borrowings through November 2023 and changed its interest on Borrowings to 1- Month Term SOFR plus 0.90% per annum on the amount borrowed. All other terms remain unchanged.

Interest is charged at a rate equal to 1-Month Term SOFR plus 0.90% (1-Month LIBOR (London Inter-Bank Offered Rate) plus 0.80% prior to October 3,2022 and November 3, 2022) for NSL and JRO, respectively. Interest is charged at a rate equal to 1-Month Term SOFR plus 1.00% (1-Month LIBOR plus 0.80% prior to December 16, 2022) for JFR. JFR accrues 0.25% per annum on the undrawn balance if the undrawn portion of the Borrowings on a particular day is more than 25% of the maximum commitment amount. NSL and JRO accrue 0.30% per annum on the undrawn balance if the undrawn portion of the Borrowings on a particular day is more than 10% of the maximum commitment amount.

During the Funds’ utilization period(s) during the current fiscal period, the average daily balance outstanding (which was for the entire current reporting period) and average annual interest rate on each Fund’s Borrowings were as follows:

	NSL	JFR	JRO
Average daily balance outstanding	$91,048,913	$230,445,652	$158,873,370
Average annual interest rate	4.29%	4.25%	4.35%

Borrowings Information for JSD

The Fund has outstanding a 364-day revolving line of credit. As of the end of the reporting period, the Fund’s maximum commitment amount under its Borrowings is as follows:

JSD
Maximum commitment amount	$30,000,000

As of the end of the reporting period, the Fund’s outstanding balance on its Borrowings was as follows:

JSD
Outstanding balance on Borrowings	$17,100,000

During October 2022, JSD renewed its borrowings through October 2023 changed its interest on borrowings to 1-Month Term SOFR plus 0.90% per annum on the amount borrowed. All other terms remain unchanged.

For JSD interest is charged on these Borrowings at 1-Month Term SOFR plus 0.90% per annum (1-Month LIBOR plus 0.80% prior to October 26, 2022) on the amounts borrowed. The Fund also accrued 0.15% per annum on the undrawn portion if it was less than 50% of the maximum commitment amount; however, if the undrawn portion of the Borrowings was greater than 50% of the maximum commitment amount the Fund accrued a 0.25% per annum on the undrawn portion of the Borrowings.

During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding (which was for the entire current reporting period) and average annual interest rate on the Fund’s Borrowings were as follows:

JSD
Average daily balance outstanding	$17,407,065
Average annual interest rate	4.16%

Borrowings Information for JQC

The Fund has entered into a borrowing agreement with a bank and its affiliate. As of the end of the reporting period, the Fund’s maximum commitment amount under its Borrowings is as follows:

JQC
Maximum commitment amount	$265,000,000

As of the end of the reporting period, the Fund’s outstanding balance on its Borrowings was as follows:

JQC
Outstanding balance on Borrowings	$217,300,000

Interest is charged on the Borrowings at a rate per annum equal to the daily SOFR plus 1.10% and the Fund accrues 1.10% per annum on any positive difference between 90% of the maximum commitment amount and the daily drawn amount.

During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding (which was for the entire current reporting period) and average annual interest rate on the Fund’s Borrowings were as follows:

JQC
Average daily balance outstanding	$236,064,674
Average annual interest rate	4.40%

Other Borrowings Information for the Funds

In order to maintain their Borrowings, the Funds must meet certain collateral, asset coverage and other requirements. Each Fund’s Borrowings outstanding is fully secured by eligible securities held in its portfolio of investments.

Each Fund’s Borrowings outstanding is recognized as “Borrowings” on the Statement of Assets and Liabilities. Interest expense incurred on the borrowed amount, undrawn balance and initial fees are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Notes to Financial Statements (continued)

(Unaudited)

Reverse Repurchase Agreements

During the current fiscal period, JQC used reverse repurchase agreements as a means of leverage.

The Fund may enter into a reverse repurchase agreement with brokers, dealers, banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, a Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. Cash received in exchange for securities delivered, plus accrued interest payments to be made by the Fund to a counterparty, are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

In a reverse repurchase agreement, the Fund retains the risk of loss associated with the sold security. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. Upon a bankruptcy or insolvency of a counterparty, the Fund is considered to be an unsecured creditor with respect to excess collateral and as such the return of excess collateral may be delayed.

As of the end of the reporting period, the Fund’s outstanding balances on its reverse repurchase agreements were as follows:

Counterparty	Rate	Principal Amount	Maturity	Value	Value and Accrued Interest
Societe Generale	Daily SOFR plus 0.85%	$(142,000,000)	N/A	$(142,000,000)	$(142,724,676)

N/A – Maturity is not applicable. The final repurchase date will be established following pre-specified advance notice by the Fund or the counterparty to the reverse repurchase agreement.

During the current fiscal period, the average daily balance outstanding (which was for the entire current reporting period) and average interest rate on the Fund’s reverse repurchase agreements were as follows:

JQC
Average daily balance outstanding	$142,000,000
Average interest rate	4.37%

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

Counterparty	Reverse Repurchase Agreements*	Collateral Pledged to Counterparty
Societe Generale	$(142,724,676)	$163,544,224
*	Represents gross value and accrued interest for the counterparty as reported in the preceding table.

10. Inter-Fund Lending

Inter-Fund Borrowing and Leading

The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

Risk Considerations (Unaudited)

Risk Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.

Nuveen Senior Income Fund (NSL)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/NSL.

Nuveen Floating Rate Income Fund (JFR)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/JFR.

Nuveen Floating Rate Income Opportunity Fund (JRO)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/JRO.

Nuveen Short Duration Credit Opportunities Fund (JSD)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/JSD.

Nuveen Credit Strategies Income Fund (JQC)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Common stock prices have often experienced significant volatility. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/JQC.

Additional Fund Information (Unaudited)

Board of Trustees
Jack B. Evans	William C. Hunter	Amy B.R. Lancellotta	Joanne T. Medero	Albin F. Moschner	John K. Nelson
Matthew Thornton III	Terence J. Toth	Margaret L Wolff	Robert L. Young

Investment Adviser Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606	Custodian State Street Bank & Trust Company One Lincoln Street Boston, MA 02111	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Independent Registered Public Accounting Firm KPMG LLP 200 East Randolph Street Chicago, IL 60601	Transfer Agent and Shareholder Services Computershare Trust Company, N.A. 150 Royall Street Canton, MA 02021 (800) 257-8787

Portfolio of Investments Information

Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information

You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases

Each Fund intends to repurchase, through its open market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock, as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NSL	JFR	JRO	JSD	JQC
Common shares repurchased	0	0	0	0	0

FINRA BrokerCheck

The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

(Unaudited)

∎

19(a) Notice: Section 19(a) of the Investment Company Act of 1940 requires that the payment of any distribution which is made from a source other than the fund’s net income be accompanied by a written notice that discloses the estimated sources of such payment.

∎

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

∎

Collateralized Loan Obligation (CLO): A security backed by a pool of debt, often low rated corporate loans. Collateralized loan obligations (CLOs) are similar to collateralized mortgage obligations, except for the different type of underlying loan.

∎	Convexity: A tool used in risk management to measure the sensitivity of bond duration to interest rate changes. Higher convexity generally means higher sensitivity to interest rate changes.

∎

Credit Suisse Leveraged Loan Index: An index designed to measure the performance of the USD-denominated leveraged loan market. The index includes issuers from developed countries; issuers from developing countries are excluded. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

∎

Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below) and the leverage effects of certain derivative investments in the fund’s portfolio.

∎	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

∎

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

∎

Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

Notes

Notes

Nuveen:

Serving Investors for Generations

Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com	ESA-A- 0123D 2766029-INV-B-03/24

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section  13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2 (b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section  1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section  18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Mark L. Winget
Mark L. Winget
Vice President and Secretary

Date: April 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: April 6, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: April 6, 2023